                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21482
                                    ---------------------------------------

                          SUNAMERICA SPECIALTY SERIES
--------------------------------------------------------------------------------
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

        HARBORSIDE FINANCIAL CENTER, 3200 PLAZA 5 JERSEY CITY, NJ 07311
--------------------------------------------------------------------------------
    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)                    (ZIP CODE)

                                 JOHN T. GENOY
                             SENIOR VICE PRESIDENT
                       SUNAMERICA ASSET MANAGEMENT, LLC
                         HARBORSIDE FINANCIAL CENTER,
                                 3200 PLAZA 5
                             JERSEY CITY, NJ 07311
--------------------------------------------------------------------------------
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code:    (201) 324-6414
                                                      ------------------------

Date of fiscal year end:   October 31
                          ------------------------

Date of reporting period:        April 30, 2015
                               ------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

       2015 SEMI-ANNUAL REPORT

                          SUNAMERICA SPECIALTY SERIES




      High Watermark Fund
      2020 High Watermark Fund
      SunAmerica
      Alternative Strategies Fund
      Global Trends Fund
      Focused Alpha Growth Fund
      Focused Alpha Large-Cap Fund
      Income Explorer Fund
      Small-Cap Fund



                                    [GRAPHIC]



[LOGO]

                        TABLE OF CONTENTS


        MESSAGE FROM THE PRESIDENT..................................  2
        EXPENSE EXAMPLE.............................................  5
        STATEMENT OF ASSETS AND LIABILITIES.........................  7
        STATEMENT OF OPERATIONS.....................................  9
        STATEMENT OF CHANGES IN NET ASSETS.......................... 10
        FINANCIAL HIGHLIGHTS........................................ 12
        PORTFOLIO OF INVESTMENTS.................................... 19
        NOTES TO FINANCIAL STATEMENTS............................... 65

        A MESSAGE FROM THE PRESIDENT -- (UNAUDITED)

Dear Shareholders:

We are pleased to present this semi-annual update for the SunAmerica Specialty Series, including 2020 High Watermark Fund, SunAmerica Alternative Strategies Fund, SunAmerica Global Trends Fund, SunAmerica Focused Alpha Growth Fund, SunAmerica Focused Alpha Large-Cap Fund, SunAmerica Income Explorer Fund and SunAmerica Small-Cap Fund (the "Funds"), for the six-month period ended
April 30, 2015.

Overall, global equities advanced solidly during the semi-annual period, while global bonds struggled, delivering negative returns.

During the semi-annual period ended April 30, 2015, global equities achieved gains for the eleventh consecutive quarter. As the semi-annual period began in November and December 2014, there was no shortage of headlines for investors to fret over - Ebola fears escalated, Japan's recession deepened, Europe's economy remained near stalling speed, oil prices plunged, and Chinese manufacturing data disappointed. The U.S. economy remained a bright spot in the global landscape, as it had grown during the third quarter of 2014 at its fastest pace in more than a decade. Accommodative global monetary policy continued to be a central theme. The Bank of Japan had unexpectedly expanded its quantitative easing (QE) policy in late October 2014; the People's Bank of China surprised markets in November 2014 with its first rate cut in two years; and the European Central Bank maintained its dovish stance, being cautious about raising interest rates, and hinted that sovereign QE may begin early in 2015. The end of the U.S. Federal Reserve's (the "Fed's") QE in October 2014 was ultimately a non-event, as the move was widely expected. In the fixed income market, global government bond prices gained amid the flight to quality and expectations that the combination of subpar global economic growth and low inflation would keep central banks accommodative. Absolute returns in the major fixed income sectors were mixed as the decline in government bond yields was not enough to offset the credit-spread widening in sectors such as high yield and emerging markets.

During the first quarter of 2015, Europe proved the bright spot, due to further accommodative monetary policy and encouraging economic data, including positive trends in manufacturing, exports and economic sentiment. There were a few worrisome data points, including disappointing manufacturing data from China and Japan. Fears about Greece's future in the European Union resurfaced amid uncertainty about the disbursement of more bailout aid. U.S. stocks lagged the broader global equity market, as some market participants voiced concerns about potential headwinds, such as valuations, near-term Fed tightening and the strong U.S. dollar's impact on exports. In the fixed income market, global government bond yields continued to decline, but credit spreads tightened as central banks stepped up their efforts to ward off deflation and revive economic growth. Globally, most spread, or non-government bond, sectors posted positive absolute returns amid falling interest rates. Nevertheless, market volatility was high. Uncertainty dominated about when the Fed would begin to hike interest rates; oil prices extended their decline; and geopolitical tensions in the Middle East heightened. April 2015 was a month of trend reversals, as oil prices increased and the U.S. dollar weakened. Both global equities and global bonds posted positive returns. Commodities experienced a particularly challenging semi-annual period, with energy the biggest laggard, as crude oil prices plunged rather steadily before increasing modestly in April 2015.

Amid these conditions, the investment markets posted mixed results during the semi-annual period. Despite some volatility, the semi-annual period was a solid one for the U.S. equity markets, with the representative S&P 500 Index/*/ returning 4.40%. Similarly, international equity markets, as represented by the MSCI ACWI (Net)/*/, returned 4.97%. U.S. bonds, as represented by the Barclays U.S. Aggregate Bond Index,/*/ and global bonds, as represented by the Barclays Global Aggregate Bond Index,/*/ posted more modest returns of 2.06% and -1.92%, respectively, for the semi-annual period overall. The Citigroup 10-Year U.S. Treasury Benchmark Index/*/ returned 3.59%, while international government bonds, as represented by the Citigroup World Government Bond Index (USD, hedged)/*/, returned 3.28%. Meanwhile, the Barclays 1-3 Year Government Bond Index/*/ was essentially flat, returning 0.49% for the same time period. The commodities asset class, as represented by the S&P GSCI Light Energy Total Return Index/*/, was particularly weak, returning -15.19% for the semi-annual period. Hedge funds and managed futures, as represented by the Hedge Fund Research

Equal Weighted Strategies Index/*/ and the S&P Diversified Trends Indicator Index/*/, respectively, returned 1.44% and 2.65%, respectively, over the same six months.

On the following pages, you will find the financial statements and portfolio information for each of the SunAmerica Specialty Series Funds for the semi-annual period ended April 30, 2015.

Thank you for being a part of the SunAmerica Specialty Series portfolios. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC
--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DIVERSIFICATION AND ASSET ALLOCATION DO NOT GUARANTEE A PROFIT NOR PROTECT AGAINST A LOSS.

* The S&P 500 INDEX is Standard & Poor's 500 Composite Stock Price Index, a widely-recognized, unmanaged index of common stock prices. The MSCI ACWI (NET) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. It consists of 46 country indices comprising 23 developed and 23 emerging market country indices. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The BARCLAYS U.S. AGGREGATE BOND INDEX represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The BARCLAYS GLOBAL AGGREGATE BOND INDEX provides a broad-based measure of the global investment grade fixed-rate debt markets. It is comprised of the U.S. Aggregate, Pan-European Aggregate and Asian-Pacific Aggregate Indexes. It also includes a wide range of standard and customized sub-indices by liquidity constraint, sector, quality and maturity. The CITIGROUP 10-YEAR U.S. TREASURY BENCHMARK INDEX is an unmanaged index that computes returns for the current Treasury Notes with a maturity of 10 years or less. Treasury Notes are fixed income securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. The CITIGROUP WORLD GOVERNMENT BOND INDEX (USD, HEDGED) is a market capitalization-weighted bond index consisting of the government bond markets of over 20 countries. Country eligibility in the WGBI is determined by market size, credit and barriers-to-entry requirement criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US$25 million. The BARCLAYS 1-3 YEAR GOVERNMENT BOND INDEX consists of securities in the U.S. Government Index with a maturity from 1 up to (but not including) 3 years. The index includes publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government. The S&P GSCI LIGHT ENERGY TOTAL RETURN INDEX is a sub-index of the S&P Goldman Sachs Commodity Index (GSCI) and tracks the performance of commodity futures using the same conventions as the S&P GSCI. The S&P GSCI Light Energy TR Index uses 1/4 of the S&P GSCI contract production weights for the energy components. The S&P GSCI is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully collateralized basis with full reinvestment. The HEDGE FUND RESEARCH EQUAL WEIGHTED STRATEGIES INDEX is calculated by equally weighting all eligible hedge fund strategies; including, but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The S&P DIVERSIFIED TRENDS INDICATOR INDEX is a diversified composite of commodity and financial futures designed to provide exposure to major global market trends. It's a composite of 24 highly liquid futures grouped into 14 sectors, evenly weighted between financials and physical commodities. Indices are not managed and an investor cannot invest directly in an index.
The 2020 High Watermark Fund's subadviser employs a disciplined quantitative approach through a proprietary, computer-assisted methodology to construct and rebalance the Fund's portfolio. This construction and rebalancing process is similar to asset allocation except that it controls not only portfolio assets such as U.S. government securities but also the portfolio's exposures to equity markets via futures contracts and from time to time options contracts. Under certain circumstances, the Fund may be required to invest 100% of its assets in fixed income securities. In these circumstances, the Fund may not participate meaningfully in any subsequent recovery in the equity markets. Use of fixed income securities reduces the Fund's ability to participate as fully in upward equity market movements, and therefore, represents some loss of opportunity compared to portfolios that are fully invested in equities.
On the 2020 High Watermark Fund's Protected Maturity Date, the Fund is designed to return to shareholders the highest net asset value (NAV) attained during the life of the Fund, adjusted as a result of dividends, distribution and extraordinary expenses. This NAV is the Fund's Protected High Watermark Value. The 2020 High Watermark Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the Protected High Watermark Value is backed by a master agreement ("Master Agreement") between SunAmerica Specialty Series, on behalf of the 2020 High Watermark Fund, and Prudential Global Funding ("PGF"), under which PGF will pay to the Fund any shortfall between the Protected High Watermark Value and the actual NAV per share on the Fund's Protected Maturity Date, provided certain conditions are met. PGF's obligations are guaranteed by its parent company, Prudential Financial Inc., ("Prudential Financial"). The Master Agreement is solely the obligation of PGF and Prudential Financial. The Master Agreement is an obligation that runs solely to the 2020 High Watermark Fund, not to the Fund's shareholders. PGF's obligations under the Master Agreement are dependent on the financial condition of PGF and Prudential Financial. A shareholder's payout will be reduced by any redemption of Fund shares or dividends and distributions taken in cash, sales charges and extraordinary fund expenses. Dividends and distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund. The Payment Undertaking does not apply to shares redeemed prior to the Protected Maturity Date and shareholders can lose money on shares redeemed early. If certain obligations are not performed under the Master Agreement (Master Agreement risk), shareholders will receive upon redemption the then-current net asset value, which may be lower than the current high watermark value. Neither the Fund nor SunAmerica Asset Management, LLC, the Fund's investment adviser, is obligated to replace the Master Agreement provider or Prudential Financial should they be unable to make payments under the Master Agreement. The Master Agreement increases the Fund's expenses and could lower fund performance. If the Master Agreement is terminated, the fee payable under a new agreement may be higher.
The SunAmerica Alternative Strategies Fund is not a complete investment program and should not be an investor's sole investment because its performance is linked to the performance of highly volatile commodities and hedge funds. The Fund may also hold investments through the managed futures strategy that may fluctuate significantly in value over short periods of time. Investors should consider buying shares of the SunAmerica Alternative Strategies Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed income and equity investments. Investors in the SunAmerica Alternative Strategies Fund should be willing to assume greater risks of potentially significant short-term share price fluctuation because of the SunAmerica Alternative Strategies Fund's investments in commodity-linked and hedge fund-linked instruments and in managed futures.
The risks associated with the Global Trends Fund's use of futures contracts include the risk that:
(i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Investments that provide exposure to foreign markets involve special risks, such as currency fluctuations, differing financial reporting and regulatory standards, and economic and political instability. These risks are highlighted when the issuer is in an emerging market. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from futures instruments that are tied to foreign instruments or currencies. The Fund also has exposure to the commodities markets, which may subject it to greater volatility than investments in traditional securities. The SunAmerica Global Trends Fund expects to invest a significant portion of its assets in repurchase agreements collateralized by the U.S. government and its agencies, and may also invest in other high-quality, short-term securities ("money market instruments"). The primary purpose of the repurchase agreements and other money market instruments held by the Fund will be to serve as collateral for the futures instruments. The Fund's investments in repurchase agreements involve certain risks involving the default or insolvency of the seller and counterparty risk (i.e., the risk that the counterparty will not perform its obligations). The Fund's return is expected to be derived principally from changes in the value of the assets underlying the futures instruments held by the Fund. Active trading of the Fund's portfolio may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. Active trading may also result in increased tax liability for Fund shareholders. Investors should note that the ability of the subadviser to successfully implement the Fund's strategies, including the proprietary investment process used by the subadviser, will influence the performance of the Fund significantly.
Focused funds are less diversified than typical mutual funds; therefore, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Stocks of small-cap and mid-cap companies are generally more volatile than and not as readily marketable as those of larger companies, and may have less resources and a greater risk of business failure than do large companies.

        SUNAMERICA SPECIALTY SERIES
        EXPENSE EXAMPLE -- APRIL 30, 2015 -- (UNAUDITED)

DISCLOSURE OF FUND EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Fund (each a "Fund" and collectively, the "Funds") in the SunAmerica Specialty Series (the "Trust"), you may incur two types of costs:
(1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at November 1, 2014 and held until April 30, 2015.

ACTUAL EXPENSES

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the six months ended April 30, 2015" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the six months ended April 30, 2015" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended April 30, 2015" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the six months ended April 30, 2015" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other Funds. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the six months ended April 30, 2015" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended April 30, 2015" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the six months ended April 30, 2015" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable, to your account. Please refer to your prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        SUNAMERICA SPECIALTY SERIES
        EXPENSE EXAMPLE -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)


                                                                                            ENDING ACCOUNT
                                            ENDING ACCOUNT   EXPENSES PAID                   VALUE USING A   EXPENSES PAID
                              BEGINNING      VALUE USING       DURING THE      BEGINNING    HYPOTHETICAL 5%    DURING THE
                            ACCOUNT VALUE  ACTUAL RETURN AT SIX MONTHS ENDED ACCOUNT VALUE  ASSUMED RETURN  SIX MONTHS ENDED
                            AT NOVEMBER 1,    APRIL 30,        APRIL 30,     AT NOVEMBER 1,  AT APRIL 30,      APRIL 30,
                                 2014            2015            2015*            2014           2015            2015*
                            -------------- ---------------- ---------------- -------------- --------------- ----------------
2020 HIGH WATERMARK FUND
  Class A#.................   $1,000.00       $1,016.42          $ 6.65        $1,000.00       $1,018.20         $ 6.66
  Class C#.................   $1,000.00       $1,013.26          $ 9.88        $1,000.00       $1,014.98         $ 9.89
  Class I#.................   $1,000.00       $1,018.00          $ 4.30        $1,000.00       $1,020.53         $ 4.31
SUNAMERICA ALTERNATIVE
 STRATEGIES FUND@
  Class A#.................   $1,000.00       $  972.87          $ 8.41        $1,000.00       $1,016.27         $ 8.60
  Class C#.................   $1,000.00       $  969.66          $11.57        $1,000.00       $1,013.04         $11.83
  Class W#.................   $1,000.00       $  973.08          $ 7.44        $1,000.00       $1,017.26         $ 7.60
SUNAMERICA GLOBAL TRENDS
 FUND@
  Class A#.................   $1,000.00       $1,029.99          $ 9.36        $1,000.00       $1,015.57         $ 9.30
  Class C#.................   $1,000.00       $1,026.78          $12.61        $1,000.00       $1,012.35         $12.52
  Class W#.................   $1,000.00       $1,029.76          $ 8.35        $1,000.00       $1,016.56         $ 8.30
SUNAMERICA FOCUSED ALPHA
 GROWTH FUND
  Class A..................   $1,000.00       $1,002.00          $ 8.24        $1,000.00       $1,016.56         $ 8.30
  Class C#.................   $1,000.00       $  998.59          $11.60        $1,000.00       $1,013.19         $11.68
  Class W..................   $1,000.00       $1,002.73          $ 7.25        $1,000.00       $1,017.55         $ 7.30
SUNAMERICA FOCUSED ALPHA
 LARGE-CAP FUND
  Class A..................   $1,000.00       $1,025.93          $ 8.29        $1,000.00       $1,016.61         $ 8.25
  Class C..................   $1,000.00       $1,022.51          $11.53        $1,000.00       $1,013.39         $11.48
  Class W#.................   $1,000.00       $1,026.51          $ 7.64        $1,000.00       $1,017.26         $ 7.60
SUNAMERICA INCOME EXPLORER
 FUND
  Class A#.................   $1,000.00       $1,016.50          $ 8.60        $1,000.00       $1,016.27         $ 8.60
  Class C#.................   $1,000.00       $1,013.33          $11.83        $1,000.00       $1,013.04         $11.83
  Class W#.................   $1,000.00       $1,017.51          $ 7.60        $1,000.00       $1,017.26         $ 7.60
SUNAMERICA SMALL-CAP FUND
  Class A#.................   $1,000.00       $1,069.08          $ 8.88        $1,000.00       $1,016.22         $ 8.65
  Class C#.................   $1,000.00       $1,065.54          $12.14        $1,000.00       $1,013.04         $11.83
  Class W#.................   $1,000.00       $1,070.28          $ 7.80        $1,000.00       $1,017.26         $ 7.60



                            ANNUALIZED
                             EXPENSE
                              RATIO*
                            ----------
2020 HIGH WATERMARK FUND
  Class A#.................    1.33%
  Class C#.................    1.98%
  Class I#.................    0.86%
SUNAMERICA ALTERNATIVE
 STRATEGIES FUND@
  Class A#.................    1.72%
  Class C#.................    2.37%
  Class W#.................    1.52%
SUNAMERICA GLOBAL TRENDS
 FUND@
  Class A#.................    1.86%
  Class C#.................    2.51%
  Class W#.................    1.66%
SUNAMERICA FOCUSED ALPHA
 GROWTH FUND
  Class A..................    1.66%
  Class C#.................    2.34%
  Class W..................    1.46%
SUNAMERICA FOCUSED ALPHA
 LARGE-CAP FUND
  Class A..................    1.65%
  Class C..................    2.30%
  Class W#.................    1.52%
SUNAMERICA INCOME EXPLORER
 FUND
  Class A#.................    1.72%
  Class C#.................    2.37%
  Class W#.................    1.52%
SUNAMERICA SMALL-CAP FUND
  Class A#.................    1.73%
  Class C#.................    2.37%
  Class W#.................    1.52%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus, your retirement plan document and/or materials from your financial adviser, for more information.
# During the stated period, the investment adviser either waived a portion or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the six months ended April 30, 2015" and the "Annualized Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the six months ended April 30, 2015" and the "Annualized Expense Ratios" would have been lower.
@  Consolidated; See Note 2.

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2015 -- (UNAUDITED)

                                                     2020 HIGH      SUNAMERICA     SUNAMERICA   SUNAMERICA     SUNAMERICA
                                                     WATERMARK     ALTERNATIVE       GLOBAL    FOCUSED ALPHA FOCUSED ALPHA
                                                       FUND      STRATEGIES FUND# TRENDS FUND#  GROWTH FUND  LARGE-CAP FUND
                                                   ------------  ---------------- ------------ ------------- --------------
ASSETS:
Investments at value (unaffiliated)*.............. $ 35,774,061    $ 50,269,333   $        --  $596,861,522  $ 659,705,272
Repurchase agreements (cost approximates
 value)...........................................    1,108,000         779,498    44,780,000            --             --
                                                   ------------    ------------   -----------  ------------  -------------
  Total investments...............................   36,882,061      51,048,831    44,780,000   596,861,522    659,705,272
                                                   ------------    ------------   -----------  ------------  -------------
Cash..............................................          398             882         4,228         1,550            916
Foreign Cash*.....................................           --              --            --            --             --
Receivable for:
  Shares of beneficial interest sold..............           --          24,319        19,155     1,051,500        548,569
  Dividends and interest..........................           --          79,759           112        99,782        178,179
  Investments sold................................           --              --            --    15,969,140     12,296,001
Prepaid expenses and other assets.................        4,428           4,627         4,457         9,572          6,759
Due from broker...................................           --          58,591     2,044,376            --             --
Due from investment adviser for expense
 reimbursements/fee waivers.......................       54,966          29,386        26,039            --            331
Variation margin on futures contracts.............           --          92,160        58,187            --             --
                                                   ------------    ------------   -----------  ------------  -------------
  Total assets....................................   36,941,853      51,338,555    46,936,554   613,993,066    672,736,027
                                                   ------------    ------------   -----------  ------------  -------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed..........       10,579          39,661       175,917       609,990        624,896
  Investments purchased...........................           --              --            --            --             --
  Investment advisory and management fees.........       20,009          32,293        34,645       520,117        567,494
  Distribution and account maintenance fees.......       12,362          17,519        18,575       229,200        265,691
  Transfer agent fees and expenses................       11,202          13,687        12,462       196,693        188,052
  Trustees' fees and expenses.....................           72             223           385            --             --
  Prudential Global Funding, Inc. (Note 1)........       10,774              --            --            --             --
  Other accrued expenses..........................        6,731          59,695       114,017       192,029        210,700
  Line of credit..................................           --              --            --            --             --
Variation margin on futures contracts.............        1,005         181,666       482,416            --             --
                                                   ------------    ------------   -----------  ------------  -------------
  Total liabilities...............................       72,734         344,744       838,417     1,748,029      1,856,833
                                                   ------------    ------------   -----------  ------------  -------------
NET ASSETS........................................ $ 36,869,119    $ 50,993,811   $46,098,137  $612,245,037  $ 670,879,194
                                                   ============    ============   ===========  ============  =============
NET ASSETS REPRESENTED BY:
Paid-in capital...................................   48,408,967     146,321,134    49,509,607   562,143,450    741,638,264
Accumulated undistributed net investment
 income (loss)....................................      277,806     (12,348,308)   (5,945,323)   (9,121,434)    (4,979,850)
Accumulated undistributed net realized gain
 (loss) on investments, futures contracts,
 options contracts and foreign exchange
 transactions.....................................  (16,267,300)    (82,119,088)    3,366,332   (60,990,302)  (151,797,879)
Unrealized appreciation (depreciation) on
 investments......................................    4,448,531        (488,737)           --   120,213,657     86,018,659
Unrealized appreciation (depreciation) on futures
 contracts and written options contracts..........        1,115        (371,190)     (856,603)           --             --
Unrealized foreign exchange gain (loss) on other
 assets and liabilities...........................           --              --        24,124          (334)            --
                                                   ------------    ------------   -----------  ------------  -------------
Net Assets........................................ $ 36,869,119    $ 50,993,811   $46,098,137  $612,245,037  $ 670,879,194
                                                   ============    ============   ===========  ============  =============
*Cost
  Investments (unaffiliated)...................... $ 31,325,530    $ 50,758,070   $        --  $476,647,865  $ 573,686,613
                                                   ============    ============   ===========  ============  =============
  Foreign cash.................................... $         --    $         --   $        --  $         --  $          --
                                                   ============    ============   ===========  ============  =============
@ Premiums received on options written............ $         --    $         --   $        --  $         --  $          --
                                                   ============    ============   ===========  ============  =============

                                                    SUNAMERICA    SUNAMERICA
                                                      INCOME      SMALL-CAP
                                                   EXPLORER FUND     FUND
                                                   ------------- -----------
ASSETS:
Investments at value (unaffiliated)*..............  $25,872,760  $50,556,705
Repurchase agreements (cost approximates
 value)...........................................           --           --
                                                    -----------  -----------
  Total investments...............................   25,872,760   50,556,705
                                                    -----------  -----------
Cash..............................................      145,546       51,933
Foreign Cash*.....................................       94,290           --
Receivable for:
  Shares of beneficial interest sold..............           --       12,285
  Dividends and interest..........................      105,267       10,436
  Investments sold................................      213,652    1,281,436
Prepaid expenses and other assets.................        4,342        4,509
Due from broker...................................           --           --
Due from investment adviser for expense
 reimbursements/fee waivers.......................       18,127       37,467
Variation margin on futures contracts.............           --           --
                                                    -----------  -----------
  Total assets....................................   26,453,984   51,954,771
                                                    -----------  -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed..........        5,135       16,511
  Investments purchased...........................           --      491,962
  Investment advisory and management fees.........       21,583       44,036
  Distribution and account maintenance fees.......        9,311       15,607
  Transfer agent fees and expenses................        6,676       11,063
  Trustees' fees and expenses.....................           74          179
  Prudential Global Funding, Inc. (Note 1)........           --           --
  Other accrued expenses..........................        8,090       11,040
  Line of credit..................................           --           --
Variation margin on futures contracts.............           --           --
                                                    -----------  -----------
  Total liabilities...............................       50,869      590,398
                                                    -----------  -----------
NET ASSETS........................................  $26,403,115  $51,364,373
                                                    ===========  ===========
NET ASSETS REPRESENTED BY:
Paid-in capital...................................   26,698,421   45,992,134
Accumulated undistributed net investment
 income (loss)....................................       84,070     (162,607)
Accumulated undistributed net realized gain
 (loss) on investments, futures contracts,
 options contracts and foreign exchange
 transactions.....................................      (41,357)     979,695
Unrealized appreciation (depreciation) on
 investments......................................     (339,758)   4,555,151
Unrealized appreciation (depreciation) on futures
 contracts and written options contracts..........           --           --
Unrealized foreign exchange gain (loss) on other
 assets and liabilities...........................        1,739           --
                                                    -----------  -----------
Net Assets........................................  $26,403,115  $51,364,373
                                                    ===========  ===========
*Cost
  Investments (unaffiliated)......................  $26,212,518  $46,001,554
                                                    ===========  ===========
  Foreign cash....................................  $    91,907  $        --
                                                    ===========  ===========
@ Premiums received on options written............  $        --  $        --
                                                    ===========  ===========

--------
#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)

                                                 2020 HIGH     SUNAMERICA     SUNAMERICA   SUNAMERICA     SUNAMERICA
                                                 WATERMARK    ALTERNATIVE       GLOBAL    FOCUSED ALPHA FOCUSED ALPHA
                                                   FUND     STRATEGIES FUND# TRENDS FUND#  GROWTH FUND  LARGE-CAP FUND
                                                ----------- ---------------- ------------ ------------- --------------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets..................................... $23,003,607   $38,641,829    $33,305,931  $450,707,843   $523,464,368
Shares of beneficial interest issued and
 outstanding...................................   2,519,828     5,131,960      2,424,613    17,063,900     19,786,575
Net asset value and redemption price per share
 (excluding any applicable contingent deferred
 sales charge)................................. $      9.13   $      7.53    $     13.74  $      26.41          26.46
Maximum sales charge (5.75% of offering
 price)........................................        0.56          0.46           0.84          1.61           1.61
                                                -----------   -----------    -----------  ------------   ------------
Maximum offering price to public............... $      9.69   $      7.99    $     14.58  $      28.02   $      28.07
                                                ===========   ===========    ===========  ============   ============
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets..................................... $ 4,372,607   $ 6,529,210    $ 9,871,017  $103,419,170   $127,770,471
Shares of beneficial interest issued and
 outstanding...................................     478,462       888,742        735,228     4,007,041      4,939,018
Net asset value, offering and redemption price
 per share (excluding any applicable
 contingent deferred sales charge)............. $      9.14   $      7.35    $     13.43  $      25.81   $      25.87
                                                ===========   ===========    ===========  ============   ============
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets..................................... $ 9,492,905            --             --            --             --
Shares of beneficial interest issued and
 outstanding...................................   1,037,348            --             --            --             --
Net asset value, offering and redemption price
 per share..................................... $      9.15   $        --    $        --  $         --   $         --
                                                ===========   ===========    ===========  ============   ============
CLASS W (UNLIMITED SHARES AUTHORIZED):
Net assets.....................................          --   $ 5,822,772    $ 2,921,189  $ 58,118,024   $ 19,644,355
Shares of beneficial interest issued and
 outstanding...................................          --       766,710        210,993     2,186,219        737,482
Net asset value, offering and redemption price
 per share..................................... $        --   $      7.59    $     13.84  $      26.58   $      26.64
                                                ===========   ===========    ===========  ============   ============

                                                 SUNAMERICA   SUNAMERICA
                                                   INCOME     SMALL-CAP
                                                EXPLORER FUND    FUND
                                                ------------- -----------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets.....................................  $22,479,015  $50,835,616
Shares of beneficial interest issued and
 outstanding...................................    1,483,466    3,070,103
Net asset value and redemption price per share
 (excluding any applicable contingent deferred
 sales charge).................................  $     15.15  $     16.56
Maximum sales charge (5.75% of offering
 price)........................................         0.92         1.01
                                                 -----------  -----------
Maximum offering price to public...............  $     16.07  $     17.57
                                                 ===========  ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets.....................................  $ 3,453,333  $   407,355
Shares of beneficial interest issued and
 outstanding...................................      228,213       24,802
Net asset value, offering and redemption price
 per share (excluding any applicable
 contingent deferred sales charge).............  $     15.13  $     16.42
                                                 ===========  ===========
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets.....................................           --           --
Shares of beneficial interest issued and
 outstanding...................................           --           --
Net asset value, offering and redemption price
 per share.....................................  $        --  $        --
                                                 ===========  ===========
CLASS W (UNLIMITED SHARES AUTHORIZED):
Net assets.....................................  $   470,767  $   121,402
Shares of beneficial interest issued and
 outstanding...................................       31,071        7,314
Net asset value, offering and redemption price
 per share.....................................  $     15.15  $     16.60
                                                 ===========  ===========

--------
#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF OPERATIONS -- FOR THE PERIODS ENDED APRIL 30, 2015 -- (UNAUDITED)

                                                                   2020 HIGH     SUNAMERICA     SUNAMERICA   SUNAMERICA
                                                                   WATERMARK    ALTERNATIVE       GLOBAL    FOCUSED ALPHA
                                                                     FUND     STRATEGIES FUND# TRENDS FUND#  GROWTH FUND
                                                                   ---------  ---------------- ------------ -------------
INVESTMENT INCOME:
Dividends (unaffiliated).......................................... $      --    $    14,879    $        --  $  2,221,980
Interest (unaffiliated)...........................................   665,150        148,602         16,067         1,827
                                                                   ---------    -----------    -----------  ------------
   Total investment income*.......................................   665,150        163,481         16,067     2,223,807
                                                                   ---------    -----------    -----------  ------------
EXPENSES:
  Investment advisory and management fees.........................   123,345        347,359        331,404     3,114,946
  Distribution and account maintenance fees:
   Class A........................................................    41,124         71,623         60,176       806,630
   Class C........................................................    23,323         37,943         52,701       522,138
  Service fees:
   Class I........................................................    12,235             --             --            --
   Class W........................................................        --          5,674          3,349        43,223
  Transfer agent fees and expenses:
   Class A........................................................    29,030         47,979         40,793       583,583
   Class C........................................................     6,122          9,518         13,157       127,805
   Class I........................................................    11,239             --             --            --
   Class W........................................................        --          8,857          5,416        63,840
  Registration fees:
   Class A........................................................    10,749         13,751         11,987        22,546
   Class C........................................................     6,545          7,315          6,777        16,296
   Class I........................................................     8,903             --             --            --
   Class W........................................................        --          7,065          6,492        11,311
Custodian and accounting fees.....................................    12,931         25,863         28,372        32,451
Reports to shareholders...........................................    12,623         12,690         10,613        62,251
Audit and tax fees................................................    20,652         30,647         27,339        18,014
Legal fees........................................................     5,565         10,418          9,793        11,982
Fees paid to Prudential Global Funding, Inc (Note 1)..............    66,417             --             --            --
Trustees' fees and expenses.......................................     1,073          1,805          1,472        15,783
Deferred offering costs...........................................        --             --             --            --
Interest expense..................................................        --            420          2,432           175
Other expenses....................................................    13,525         10,788         10,110        15,533
                                                                   ---------    -----------    -----------  ------------
   Total expenses before fee waivers, expense
    reimbursements, expense recoupments, and fees paid
    indirectly....................................................   405,401        649,715        622,383     5,468,507
   Net fees waived and expenses (reimbursed) recouped by
    investment advisor (Note 4)...................................  (161,446)      (149,894)      (133,276)        4,690
   Fees paid indirectly (Note 9)..................................        --             --             --        (6,575)
                                                                   ---------    -----------    -----------  ------------
   Net expenses...................................................   243,955        499,821        489,107     5,466,622
                                                                   ---------    -----------    -----------  ------------
Net investment income (loss)......................................   421,195       (336,340)      (473,040)   (3,242,815)
                                                                   ---------    -----------    -----------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)............   490,505     (2,494,618)            --    53,588,444
Net realized gain (loss) on futures contracts and written options
 contracts........................................................     4,699        937,698      3,842,559            --
Net realized foreign exchange gain (loss) on other assets and
 liabilities......................................................        --            322         44,323        (2,292)
                                                                   ---------    -----------    -----------  ------------
Net realized gain (loss) on investments and foreign
 currencies.......................................................   495,204     (1,556,598)     3,886,882    53,586,152
                                                                   ---------    -----------    -----------  ------------
Change in unrealized appreciation (depreciation) on investments
 (unaffiliated)...................................................  (280,760)       770,964             --   (48,922,472)
Change in unrealized appreciation (depreciation) on futures
 contracts and written options contracts..........................      (648)      (672,082)    (1,963,950)           --
Change in unrealized foreign exchange gain (loss) on other
 assets and liabilities...........................................        --              3          2,216           181
                                                                   ---------    -----------    -----------  ------------
Net unrealized gain (loss) on investments and foreign
 currencies.......................................................  (281,408)        98,885     (1,961,734)  (48,922,291)
                                                                   ---------    -----------    -----------  ------------
Net realized and unrealized gain (loss) on investments and
 foreign currencies...............................................   213,796     (1,457,713)     1,925,148     4,663,861
                                                                   ---------    -----------    -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.................................................. $ 634,991    $(1,794,053)   $ 1,452,108  $  1,421,046
                                                                   =========    ===========    ===========  ============
* Net of foreign withholding taxes on interest and dividends of... $      --    $        --    $        --  $     17,964
                                                                   =========    ===========    ===========  ============

                                                                     SUNAMERICA    SUNAMERICA   SUNAMERICA
                                                                   FOCUSED ALPHA     INCOME     SMALL-CAP
                                                                   LARGE-CAP FUND EXPLORER FUND    FUND
                                                                   -------------- ------------- ----------
INVESTMENT INCOME:
Dividends (unaffiliated)..........................................  $  4,038,754    $ 788,506   $  278,581
Interest (unaffiliated)...........................................         1,566      123,477           27
                                                                    ------------    ---------   ----------
   Total investment income*.......................................     4,040,320      911,983      278,608
                                                                    ------------    ---------   ----------
EXPENSES:
  Investment advisory and management fees.........................     3,370,738      130,389      255,678
  Distribution and account maintenance fees:
   Class A........................................................       926,930       39,148       88,729
   Class C........................................................       642,318       16,238        1,579
  Service fees:
   Class I........................................................            --           --           --
   Class W........................................................        12,007          345           88
  Transfer agent fees and expenses:
   Class A........................................................       642,443       25,415       56,404
   Class C........................................................       150,431        4,296          871
   Class I........................................................            --           --           --
   Class W........................................................        18,316          982          600
  Registration fees:
   Class A........................................................        19,838       10,654        6,076
   Class C........................................................        11,861        5,949        4,502
   Class I........................................................            --           --           --
   Class W........................................................         9,476        5,857        4,911
Custodian and accounting fees.....................................        35,041       14,887       27,885
Reports to shareholders...........................................        76,320        3,408        5,756
Audit and tax fees................................................        18,244       17,601       21,345
Legal fees........................................................        13,176        4,745          332
Fees paid to Prudential Global Funding, Inc (Note 1)..............            --           --           --
Trustees' fees and expenses.......................................        16,876          772        1,357
Deferred offering costs...........................................            --           --       29,810
Interest expense..................................................            --           --           --
Other expenses....................................................        15,591       12,090       33,329
                                                                    ------------    ---------   ----------
   Total expenses before fee waivers, expense
    reimbursements, expense recoupments, and fees paid
    indirectly....................................................     5,979,606      292,776      539,252
   Net fees waived and expenses (reimbursed) recouped by
    investment advisor (Note 4)...................................        (2,283)     (58,412)     (98,576)
   Fees paid indirectly (Note 9)..................................        (1,533)          --           --
                                                                    ------------    ---------   ----------
   Net expenses...................................................     5,975,790      234,364      440,676
                                                                    ------------    ---------   ----------
Net investment income (loss)......................................    (1,935,470)     677,619     (162,068)
                                                                    ------------    ---------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)............    62,473,898      (38,139)   1,609,490
Net realized gain (loss) on futures contracts and written options
 contracts........................................................            --           --           --
Net realized foreign exchange gain (loss) on other assets and
 liabilities......................................................        (5,245)        (659)          --
                                                                    ------------    ---------   ----------
Net realized gain (loss) on investments and foreign
 currencies.......................................................    62,468,653      (38,798)   1,609,490
                                                                    ------------    ---------   ----------
Change in unrealized appreciation (depreciation) on investments
 (unaffiliated)...................................................   (44,030,158)    (226,481)   1,987,740
Change in unrealized appreciation (depreciation) on futures
 contracts and written options contracts..........................            --           --           --
Change in unrealized foreign exchange gain (loss) on other
 assets and liabilities...........................................            --          739           --
                                                                    ------------    ---------   ----------
Net unrealized gain (loss) on investments and foreign
 currencies.......................................................   (44,030,158)    (225,742)   1,987,740
                                                                    ------------    ---------   ----------
Net realized and unrealized gain (loss) on investments and
 foreign currencies...............................................    18,438,495     (264,540)   3,597,230
                                                                    ------------    ---------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................................  $ 16,503,025    $ 413,079   $3,435,162
                                                                    ============    =========   ==========
* Net of foreign withholding taxes on interest and dividends of...  $     65,390    $  10,252   $      376
                                                                    ============    =========   ==========

--------
#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF CHANGES IN NET ASSETS -- (UNAUDITED)

                                                     2020 HIGH WATERMARK      SUNAMERICA ALTERNATIVE
                                                            FUND                 STRATEGIES FUND#
                                                  ------------------------  --------------------------
                                                    FOR THE                    FOR THE
                                                  SIX MONTHS                 SIX MONTHS
                                                     ENDED       FOR THE        ENDED        FOR THE
                                                   APRIL 30,   YEAR ENDED     APRIL 30,    YEAR ENDED
                                                     2015      OCTOBER 31,      2015       OCTOBER 31,
                                                  (UNAUDITED)     2014       (UNAUDITED)      2014
                                                  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)................... $   421,195  $   947,584  $   (336,340) $   (752,063)
  Net realized gain (loss) on investments and
   foreign currencies............................     495,204    1,291,519    (1,556,598)     (358,449)
  Net unrealized gain (loss) on investments and
   foreign currencies............................    (281,408)  (1,956,100)       98,885       174,283
                                                  -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting
 from operations.................................     634,991      283,003    (1,794,053)     (936,229)
                                                  -----------  -----------  ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)................    (566,960)    (629,587)           --            --
  Net investment income (Class C)................     (74,803)    (109,241)           --            --
  Net investment income (Class I)................    (283,749)    (341,353)           --            --
  Net investment income (Class W)................          --           --            --            --
  Net realized gain on securities (Class A)......          --           --            --            --
  Net realized gain on securities (Class C)......          --           --            --            --
  Net realized gain on securities (Class I)......          --           --            --            --
  Net realized gain on securities (Class W)......          --           --            --            --
                                                  -----------  -----------  ------------  ------------
Total distributions to shareholders..............    (925,512)  (1,080,181)           --            --
                                                  -----------  -----------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)........  (2,087,192)  (7,693,292)  (12,170,677)  (22,786,898)
                                                  -----------  -----------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........  (2,377,713)  (8,490,470)  (13,964,730)  (23,723,127)

NET ASSETS:
Beginning of period..............................  39,246,832   47,737,302    64,958,541    88,681,668
                                                  -----------  -----------  ------------  ------------
End of period+................................... $36,869,119  $39,246,832  $ 50,993,811  $ 64,958,541
                                                  ===========  ===========  ============  ============
+ Includes accumulated undistributed net
 investment income (loss)........................ $   277,806  $   782,124  $(12,348,308) $(12,011,968)
                                                  ===========  ===========  ============  ============

                                                      SUNAMERICA GLOBAL          SUNAMERICA FOCUSED
                                                         TRENDS FUND#             ALPHA GROWTH FUND
                                                  -------------------------  --------------------------
                                                    FOR THE                     FOR THE
                                                  SIX MONTHS                  SIX MONTHS
                                                     ENDED        FOR THE        ENDED        FOR THE
                                                   APRIL 30,    YEAR ENDED     APRIL 30,    YEAR ENDED
                                                     2015       OCTOBER 31,      2015       OCTOBER 31,
                                                  (UNAUDITED)      2014       (UNAUDITED)      2014
                                                  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)................... $  (473,040) $ (1,424,316) $ (3,242,815) $ (6,943,627)
  Net realized gain (loss) on investments and
   foreign currencies............................   3,886,882      (309,457)   53,586,152    26,816,699
  Net unrealized gain (loss) on investments and
   foreign currencies............................  (1,961,734)      588,957   (48,922,291)   58,007,880
                                                  -----------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting
 from operations.................................   1,452,108    (1,144,816)    1,421,046    77,880,952
                                                  -----------  ------------  ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)................          --            --            --            --
  Net investment income (Class C)................          --            --            --            --
  Net investment income (Class I)................          --            --            --            --
  Net investment income (Class W)................          --            --            --            --
  Net realized gain on securities (Class A)......    (505,712)   (6,038,759)  (14,339,048)  (17,799,222)
  Net realized gain on securities (Class C)......    (162,859)   (2,156,496)   (3,267,873)   (3,214,837)
  Net realized gain on securities (Class I)......          --            --    (1,645,444)           --
  Net realized gain on securities (Class W)......     (73,117)     (936,100)           --    (1,393,273)
                                                  -----------  ------------  ------------  ------------
Total distributions to shareholders..............    (741,688)   (9,131,355)  (19,252,365)  (22,407,332)
                                                  -----------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)........  (8,087,470)  (37,153,815)    8,773,911    44,915,449
                                                  -----------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........  (7,377,050)  (47,429,986)   (9,057,408)  100,389,069

NET ASSETS:
Beginning of period..............................  53,475,187   100,905,173   621,302,445   520,913,376
                                                  -----------  ------------  ------------  ------------
End of period+................................... $46,098,137  $ 53,475,187  $612,245,037  $621,302,445
                                                  ===========  ============  ============  ============
+ Includes accumulated undistributed net
 investment income (loss)........................ $(5,945,323) $ (5,836,715) $ (9,121,434) $ (5,878,619)
                                                  ===========  ============  ============  ============

#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF CHANGES IN NET ASSETS -- (UNAUDITED) (CONTINUED)

                                                                        SUNAMERICA FOCUSED          SUNAMERICA INCOME
                                                                       ALPHA LARGE-CAP FUND           EXPLORER FUND
                                                                    --------------------------  ------------------------
                                                                       FOR THE                    FOR THE
                                                                     SIX MONTHS                 SIX MONTHS
                                                                        ENDED        FOR THE       ENDED       FOR THE
                                                                      APRIL 30,    YEAR ENDED    APRIL 30,   YEAR ENDED
                                                                        2015       OCTOBER 31,     2015      OCTOBER 31,
                                                                     (UNAUDITED)      2014      (UNAUDITED)     2014
                                                                    ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)..................................... $ (1,935,470) $ (3,769,744) $   677,619  $ 1,072,267
  Net realized gain (loss) on investments and foreign currencies...   62,468,653    57,104,570      (38,798)   1,084,462
  Net unrealized gain (loss) on investments and foreign
   currencies......................................................  (44,030,158)   56,904,892     (225,742)    (723,582)
                                                                    ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from operations....   16,503,025   110,239,718      413,079    1,433,147
                                                                    ------------  ------------  -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)..................................           --            --     (548,555)    (998,422)
  Net investment income (Class C)..................................           --            --      (69,310)     (50,346)
  Net investment income (Class I)..................................           --            --           --           --
  Net investment income (Class W)..................................           --            --      (11,991)     (10,754)
  Net realized gain on securities (Class A)........................  (31,278,239)  (26,929,525)    (937,369)          --
  Net realized gain on securities (Class C)........................   (7,673,298)   (6,180,659)    (129,884)          --
  Net realized gain on securities (Class I)........................     (754,067)           --           --           --
  Net realized gain on securities (Class W)........................                   (135,057)     (20,389)          --
                                                                    ------------  ------------  -----------  -----------
Total distributions to shareholders................................  (39,705,604)  (33,245,241)  (1,717,498)  (1,059,522)
                                                                    ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 7).............................................   33,927,581   (60,231,630)     726,571    4,837,256
                                                                    ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................   10,725,002    16,762,847     (577,848)   5,210,881

NET ASSETS:
Beginning of period................................................  660,154,192   643,391,345   26,980,963   21,770,082
                                                                    ------------  ------------  -----------  -----------
End of period+..................................................... $670,879,194  $660,154,192  $26,403,115  $26,980,963
                                                                    ============  ============  ===========  ===========
+ Includes accumulated undistributed net investment income (loss).. $ (4,979,850) $ (3,044,380) $    84,070  $    36,307
                                                                    ============  ============  ===========  ===========

                                                                            SUNAMERICA
                                                                          SMALL-CAP FUND
                                                                    --------------------------
                                                                      FOR THE
                                                                    SIX MONTHS   FOR THE PERIOD
                                                                       ENDED      FEBRUARY 6,
                                                                     APRIL 30,   2014@ THROUGH
                                                                       2015       OCTOBER 31,
                                                                    (UNAUDITED)       2014
                                                                    -----------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)..................................... $  (162,068)  $  (259,597)
  Net realized gain (loss) on investments and foreign currencies...   1,609,490      (638,488)
  Net unrealized gain (loss) on investments and foreign
   currencies......................................................   1,987,740     2,550,380
                                                                    -----------   -----------
Net increase (decrease) in net assets resulting from operations....   3,435,162     1,652,295
                                                                    -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)..................................          --            --
  Net investment income (Class C)..................................          --            --
  Net investment income (Class I)..................................          --            --
  Net investment income (Class W)..................................          --            --
  Net realized gain on securities (Class A)........................          --            --
  Net realized gain on securities (Class C)........................          --            --
  Net realized gain on securities (Class I)........................          --            --
  Net realized gain on securities (Class W)........................          --            --
                                                                    -----------   -----------
Total distributions to shareholders................................          --            --
                                                                    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 7).............................................  (2,562,964)   48,839,880
                                                                    -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................     872,198    50,492,175

NET ASSETS:
Beginning of period................................................  50,492,175            --
                                                                    -----------   -----------
End of period+..................................................... $51,364,373   $50,492,175
                                                                    ===========   ===========
+ Includes accumulated undistributed net investment income (loss).. $  (162,607)  $      (539)
                                                                    ===========   ===========

@  Commencement of operations.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS    RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF     EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------

                                                                2020 HIGH WATERMARK FUND
                                                                ------------------------
                                                                        CLASS A
                                                                        -------
10/31/10       $8.22     $0.16      $ 0.72      $ 0.88     $(0.14)       $--      $(0.14) $8.96    10.90%  $35,827     1.53%
10/31/11        8.96      0.19        0.48        0.67      (0.17)        --       (0.17)  9.46     7.76    34,975     1.48
10/31/12        9.46      0.19        0.46        0.65      (0.19)        --       (0.19)  9.92     6.96    33,009     1.42
10/31/13        9.92      0.20       (0.56)      (0.36)     (0.21)        --       (0.21)  9.35    (3.70)   27,131     1.34
10/31/14        9.35      0.20       (0.14)       0.06      (0.21)        --       (0.21)  9.20     0.78    24,155     1.36
04/30/15(4)     9.20      0.10        0.05        0.15      (0.22)        --       (0.22)  9.13     1.64    23,004     1.33(5)
                                                                        CLASS C
                                                                        -------
10/31/10       $8.16     $0.10      $ 0.72      $ 0.82     $(0.09)       $--      $(0.09) $8.89    10.14%  $16,229     2.18%
10/31/11        8.89      0.13        0.48        0.61      (0.12)        --       (0.12)  9.38     7.02    15,848     2.13
10/31/12        9.38      0.12        0.46        0.58      (0.13)        --       (0.13)  9.83     6.22    14,123     2.07
10/31/13        9.83      0.13       (0.55)      (0.42)     (0.13)        --       (0.13)  9.28    (4.29)    8,230     1.99
10/31/14        9.28      0.14       (0.13)       0.01      (0.13)        --       (0.13)  9.16     0.13     5,001     2.01
04/30/15(4)     9.16      0.07        0.05        0.12      (0.14)        --       (0.14)  9.14     1.33     4,373     1.98(5)
                                                                        CLASS I
                                                                        -------
10/31/10       $8.26     $0.20      $ 0.71      $ 0.91     $(0.17)       $--      $(0.17) $9.00    11.34%  $16,020     1.06%
10/31/11        9.00      0.23        0.48        0.71      (0.21)        --       (0.21)  9.50     8.30    17,141     1.01
10/31/12        9.50      0.23        0.47        0.70      (0.23)        --       (0.23)  9.97     7.47    16,415     0.95
10/31/13        9.97      0.24       (0.55)      (0.31)     (0.26)        --       (0.26)  9.40    (3.22)   12,377     0.87
10/31/14        9.40      0.24       (0.13)       0.11      (0.26)        --       (0.26)  9.25     1.31    10,090     0.89
04/30/15(4)     9.25      0.12        0.04        0.16      (0.26)        --       (0.26)  9.15     1.80     9,493     0.86(5)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------





    1.89%         0%
    2.15          0
    1.91          0
    2.04          0
    2.17          0
    2.18(5)       0


    1.25%         0%
    1.50          0
    1.26          0
    1.38          0
    1.52          0
    1.53(5)       0


    2.37%         0%
    2.62          0
    2.38          0
    2.51          0
    2.64          0
    2.65(5)       0

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/10 10/31/11 10/31/12 10/31/13 10/31/14 04/30/15(4)(5)
                                         -------- -------- -------- -------- -------- --------------
2020 High Watermark Fund Class A........   0.30%    0.36%    0.41%    0.56%    0.61%       0.71%
2020 High Watermark Fund Class C........   0.34     0.39     0.45     0.61     0.75        0.92
2020 High Watermark Fund Class I........   0.70     0.76     0.80     0.94     1.03        1.15

(4)Unaudited
(5)Annualized

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET                 NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET              ASSETS
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE              END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL     PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2)   (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------   --------

                                                          SUNAMERICA ALTERNATIVE STRATEGIES FUND#
                                                          ---------------------------------------
                                                                          CLASS A
                                                                          -------
10/31/10      $10.22     $ 0.03     $ 0.30      $ 0.33     $(0.04)     $   --     $(0.04) $10.51    3.21%    $320,125
10/31/11       10.51      (0.02)      0.58        0.56      (0.20)      (0.12)     (0.32)  10.75    5.48      379,710
10/31/12       10.75      (0.09)     (1.47)      (1.56)     (0.10)      (0.37)     (0.47)   8.72  (15.28)     181,487
10/31/13        8.72      (0.08)     (0.75)      (0.83)        --          --         --    7.89   (9.52)      65,418
10/31/14        7.89      (0.07)     (0.08)      (0.15)        --          --         --    7.74   (1.90)(6)   45,829
04/30/15(8)     7.74      (0.04)     (0.17)      (0.21)        --          --         --    7.53   (2.71)      38,642
                                                                          CLASS C
-
10/31/10      $10.16     $(0.03)    $ 0.28      $ 0.25     $   --      $   --     $   --  $10.41    2.46%    $ 31,081
10/31/11       10.41      (0.10)      0.59        0.49      (0.13)      (0.12)     (0.25)  10.65    4.87       65,753
10/31/12       10.65      (0.15)     (1.47)      (1.62)     (0.03)      (0.37)     (0.40)   8.63  (15.90)      44,446
10/31/13        8.63      (0.13)     (0.73)      (0.86)        --          --         --    7.77   (9.97)(5)   14,198
10/31/14        7.77      (0.13)     (0.06)      (0.19)        --          --         --    7.58   (2.45)(6)    9,153
04/30/15(8)     7.58      (0.07)     (0.16)      (0.23)        --          --         --    7.35   (3.03)       6,529
                                                                          CLASS W
-
10/31/10      $10.25     $ 0.05     $ 0.29      $ 0.34     $(0.06)     $   --     $(0.06) $10.53    3.29%    $ 25,704
10/31/11       10.53      (0.01)      0.59        0.58      (0.22)      (0.12)     (0.34)  10.77    5.73       48,843
10/31/12       10.77      (0.07)     (1.47)      (1.54)     (0.12)      (0.37)     (0.49)   8.74  (15.07)      48,004
10/31/13        8.74      (0.06)     (0.74)      (0.80)        --          --         --    7.94   (9.15)(5)    9,066
10/31/14        7.94      (0.06)     (0.08)      (0.14)        --          --         --    7.80   (1.76)(6)    9,977
04/30/15(8)     7.80      (0.04)     (0.17)      (0.21)        --          --         --    7.59   (2.69)       5,823

                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
   EXPENSE      INCOME TO
 TO AVERAGE      AVERAGE    PORTFOLIO
NET ASSETS(3) NET ASSETS(3) TURNOVER
------------- ------------- ---------





    1.72%          0.31%       141%
    1.71          (0.19)       129
    1.68          (0.94)        95
    1.72          (0.94)        57
    1.72          (0.91)        16
    1.72(7)       (1.14)(7)     10


    2.37%         (0.34)%      141%
    2.37          (0.94)       129
    2.37          (1.62)        95
    2.30(4)       (1.52)        57
    2.37          (1.56)        16
    2.37(7)       (1.79)(7)     10


    1.52%          0.51%       141%
    1.52          (0.07)       129
    1.51          (0.75)        95
    1.43(4)       (0.63)        57
    1.52          (0.73)        16
    1.52(7)       (0.94)(7)     10

--------
#  Consolidated; See Note 2.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/10 10/31/11 10/31/12 10/31/13 10/31/14 04/30/15(7)(8)
                                         -------- -------- -------- -------- -------- --------------
SunAmerica Alternative Strategies Fund
 Class A................................   0.18%    0.20%    0.22%    0.42%    0.49%       0.50%
SunAmerica Alternative Strategies Fund
 Class C................................   0.22     0.22     0.21     0.53     0.59        0.64
SunAmerica Alternative Strategies Fund
 Class W................................   0.24     0.22     0.21     0.56     0.65        0.62

(4)Includes a reimbursement of expenses from a prior year of 0.07% and 0.09% for Class C and Class W, respectively.
(5)The Fund's performance figure was increased by 0.11% and 0.23% for Class C and Class W, respectively, for a reimbursement of expenses from a prior year.
(6)The Fund's performance figure was increased by 0.69% for Class A, Class C and Class W, from a reimbursement by an affiliate.
(7)Annualized
(8)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET                   NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET                ASSETS
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE                END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF    TOTAL      PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD  RETURN(2)    (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------     --------

                                                                SUNAMERICA GLOBAL TRENDS FUND#
                                                                ------------------------------
                                                                           CLASS A
                                                                           -------
06/15/11@-
10/31/11      $15.00     $(0.09)    $ 0.54      $ 0.45     $   --      $   --     $   --  $15.45    3.00%      $208,936
10/31/12       15.45      (0.26)     (0.44)      (0.70)     (0.15)      (0.13)     (0.28)  14.47   (4.58)       188,865
10/31/13       14.47      (0.27)      1.03        0.76         --          --         --   15.23    5.25(5)(7)   66,702
10/31/14       15.23      (0.26)      0.06       (0.20)        --       (1.49)     (1.49)  13.54   (1.39)        35,293
04/30/15(8)    13.54      (0.12)      0.52        0.40         --       (0.20)     (0.20)  13.74    3.00         33,306
                                                                           CLASS C
                                                                           -------
06/15/11@-
10/31/11      $15.00     $(0.12)    $ 0.51      $ 0.39     $   --      $   --     $   --  $15.39    2.60%      $ 21,114
10/31/12       15.39      (0.34)     (0.44)      (0.78)     (0.09)      (0.13)     (0.22)  14.39   (5.08)        57,065
10/31/13       14.39      (0.37)      1.03        0.66         --          --         --   15.05    4.59(5)      23,535
10/31/14       15.05      (0.35)      0.07       (0.28)        --       (1.49)     (1.49)  13.28   (1.99)        11,428
04/30/15(8)    13.28      (0.16)      0.51        0.35         --       (0.20)     (0.20)  13.43    2.68          9,871
                                                                           CLASS W
                                                                           -------
06/15/11@-
10/31/11      $15.00     $(0.07)    $ 0.53      $ 0.46     $   --      $   --     $   --  $15.46    3.07%      $ 34,779
10/31/12       15.46      (0.22)     (0.46)      (0.68)     (0.16)      (0.13)     (0.29)  14.49   (4.40)        60,838
10/31/13       14.49      (0.24)      1.04        0.80         --          --         --   15.29    5.52(5)(7)   10,668
10/31/14       15.29      (0.23)      0.07       (0.16)        --       (1.49)     (1.49)  13.64   (1.09)         6,755
04/30/15(8)    13.64      (0.12)      0.52        0.40         --       (0.20)     (0.20)  13.84    2.98          2,921

                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
   EXPENSE      INCOME TO
 TO AVERAGE      AVERAGE     PORTFOLIO
NET ASSETS(4) NET ASSETS(4)  TURNOVER
------------- -------------  ---------






    1.85%(3)      (1.81)%(3)     0%
    1.84          (1.72)         0
    1.85          (1.74)         0
    1.86          (1.82)         0
    1.86(3)       (1.79)(3)      0



    2.50%(3)      (2.46)%(3)     0%
    2.50          (2.37)         0
    2.48(6)       (2.38)         0
    2.51          (2.47)         0
    2.51(3)       (2.44)(3)      0



    1.65%(3)      (1.61)%(3)     0%
    1.65          (1.52)         0
    1.60(6)       (1.48)         0
    1.66          (1.62)         0
    1.66(3)       (1.60)(3)      0

--------
#  Consolidated; See Note 2.
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/11(3) 10/31/12 10/31/13 10/31/14 04/30/15(3)(8)
                                         ----------- -------- -------- -------- --------------
Global Trends Fund Class A..............    0.86%      0.18%    0.28%    0.47%       0.50%
Global Trends Fund Class C..............    1.91       0.16     0.25     0.43        0.58
Global Trends Fund Class W..............    1.49       0.16     0.26     0.47        0.73

(5)The Fund's performance figure was increased by 0.35% for Class A, Class C and Class W, from a reimbursement by an affiliate.
(6)Includes a reimbursement of expenses from a prior year of 0.01% and 0.02% for Class C and Class W, respectively.
(7)The Fund's performance figure was increased by 0.07% for Class A and Class W for a reimbursement of expenses from a prior year.
(8)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)



                                       NET
                NET                REALIZED AND                              DISTRIBUTIONS
               ASSET      NET       UNREALIZED                 DISTRIBUTIONS   FROM NET
               VALUE   INVESTMENT      GAIN         TOTAL FROM   FROM NET      REALIZED
             BEGINNING  INCOME@     (LOSS) ON       INVESTMENT  INVESTMENT     GAINS ON
PERIOD ENDED OF PERIOD   (LOSS)     INVESTMENT      OPERATIONS    INCOME      INVESTMENTS
------------ --------- ---------- ------------      ---------- ------------- -------------





 12/31/09     $11.48     $(0.02)     $ 3.86           $ 3.84      $   --        $   --
 12/31/10      14.97       0.01        4.65             4.66       (0.01)        (0.19)(4)
 12/31/11      19.55      (0.10)      (0.30)           (0.40)         --         (0.48)
 01/01/12-
 10/31/12      18.67      (0.01)       2.86(10)(11)     2.85          --            --
 10/31/13      21.52      (0.19)       5.95(11)         5.76          --         (2.50)
 10/31/14      24.78      (0.28)       3.77             3.49          --         (1.05)
 04/30/15#     27.22      (0.13)       0.16             0.03          --         (0.84)


 01/24/12*-
 10/31/12     $19.69     $ 0.03      $ 1.70(10)(11)   $ 1.73      $   --        $   --
 10/31/13      21.42      (0.33)       5.91(11)         5.58          --         (2.50)
 10/31/14      24.50      (0.45)       3.71             3.26          --         (1.05)
 04/30/15#     26.71      (0.21)       0.15            (0.06)         --         (0.84)


 01/24/12*-
 10/31/12     $19.69     $ 0.10      $ 1.76(10)(11)   $ 1.86      $   --        $   --
 10/31/13      21.55      (0.18)       6.01(11)         5.83          --         (2.50)
 10/31/14      24.88      (0.24)       3.78             3.54          --         (1.05)
 04/30/15#     27.37      (0.10)       0.15             0.05          --         (0.84)

                        CAPITAL
                         SHARE                                                                       RATIO
                      TRANSACTIONS                                                                  OF NET
                          NAV       NET       NET                         NET                     INVESTMENT
                       ACCRETION   ASSET     ASSET     MARKET  MARKET    ASSETS    RATIO OF         INCOME
DISTRIBUTIONS  TOTAL   RESULTING   VALUE     VALUE     VALUE   VALUE     END OF    EXPENSES        (LOSS) TO
 FROM RETURN  DISTRI- FROM SHARES  END OF    TOTAL     END OF  TOTAL     PERIOD   TO AVERAGE        AVERAGE       PORTFOLIO
 OF CAPITAL   BUTIONS   TENDERED   PERIOD    RETURN    PERIOD  RETURN   ($000'S) NET ASSETS(3)   NET ASSETS(3)    TURNOVER
------------- ------- ------------ ------ ------       ------ ------    -------- -------------   -------------    ---------

    SUNAMERICA FOCUSED ALPHA GROWTH FUND+
    ------------------------------------
              CLASS A
              -------
   $(0.35)    $(0.35)    $  --     $14.97 34.50%(1)    $13.71 48.35%(2) $304,753     1.22%           (0.14)%          72%
       --      (0.20)     0.12(5)   19.55 32.19(1)      17.54 29.61(2)   278,510     1.25             0.06            70
       --      (0.48)       --      18.67 (2.02)(1)     18.28  6.88(2)   266,016     1.32            (0.48)           74

       --         --        --      21.52 15.27(8)(9)      --    --      249,508     1.68(6)(7)      (0.06)(6)(7)     87(12)
       --      (2.50)       --      24.78 30.45(8)         --    --      418,071     1.71(6)         (0.87)(6)       107(12)
       --      (1.05)       --      27.22 14.70(8)         --    --      462,483     1.65            (1.10)           65
       --      (0.84)       --      26.41  0.20(8)         --    --      450,708     1.66(7)         (0.95)(7)        53
              CLASS C
              -------

   $   --     $   --     $  --     $21.42  8.79%(8)(9) $   --   -- %    $ 33,084     2.37%(6)(7)      0.20%(6)(7)     87%(12)
       --      (2.50)       --      24.50 29.66(8)         --    --       72,132     2.37(6)         (1.58)(6)       107(12)
       --      (1.05)       --      26.71 13.90(8)         --    --      103,900     2.37(6)         (1.82)(6)        65
       --      (0.84)       --      25.81 (0.14)(8)        --    --      103,419     2.34(6)(7)      (1.62)(6)(7)     53
              CLASS W
              -------

   $   --     $   --     $  --     $21.55  9.45%(8)(9) $   --   -- %    $  5,084     1.52%(6)(7)      0.62%(6)(7)     87%(12)
       --      (2.50)       --      24.88 30.76(8)         --    --       30,710     1.52(6)         (0.85)(6)       107(12)
       --      (1.05)       --      27.37 14.85(8)         --    --       54,920     1.50(6)         (0.98)(6)        65
       --      (0.84)       --      26.58  0.27(8)         --    --       58,118     1.46(7)         (0.75)(7)        53

--------
*  Commencement of operations.
+ See Note 1 -- Due to the reorganization which effectively converted the fund from closed-end to open-end, periods ended 12/31/09 through 12/31/11 have been presented under the requirements of closed-end funds.
@  Calculated based upon average shares outstanding
#  Unaudited
(1)Based on net asset value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at NAV on the ex-dividend date.
(2)Based on market value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's prior dividend reinvestment plan.
(3)Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                              12/31/10 12/31/11 10/31/12(7) 10/31/13 10/31/14 04/30/15#(7)
                                              -------- -------- ----------- -------- -------- ------------
SunAmerica Focused Alpha Growth Fund Class A.   0.00%    0.00%     0.01%      0.00%    0.00%      0.00%
SunAmerica Focused Alpha Growth Fund Class C.    N/A      N/A      0.00       0.00     0.00       0.00
SunAmerica Focused Alpha Growth Fund Class W.    N/A      N/A      0.00       0.00     0.00       0.00

(4)The total distributions for the calendar year exceeded investment company taxable income and net capital gains and resulted in an excess distributed amount to be treated as ordinary income to the extent of the Fund's current and accumulated earnings and profits.
(5)See Note 7.
(6)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/12(7) 10/31/13 10/31/14 04/30/15#(7)
                                         ----------- -------- -------- ------------
SunAmerica Focused Alpha Growth Fund
 Class A................................    0.03%     (0.01)%    -- %       -- %
SunAmerica Focused Alpha Growth Fund
 Class C................................    0.23       0.03    (0.03)      0.01
SunAmerica Focused Alpha Growth Fund
 Class W................................    0.84       0.01    (0.05)        --

(7)Annualized
(8)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(9)The Fund's performance figures were increased by the following amounts, from redemption fees received:

                                                        10/31/12
                                                        --------
               SunAmerica Focused Alpha Growth Fund
                Class A................................   0.64%
               SunAmerica Focused Alpha Growth Fund
                Class C................................   0.61
               SunAmerica Focused Alpha Growth Fund
                Class W................................   0.61

(10)Includes redemption fees of $0.12 per share.
(11)Includes the effect of a merger.
(12)Excludes purchases/sales due to fund merger.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)



                                        NET
                 NET                REALIZED AND                              DISTRIBUTIONS
                ASSET      NET       UNREALIZED                 DISTRIBUTIONS   FROM NET
                VALUE   INVESTMENT      GAIN         TOTAL FROM   FROM NET      REALIZED
              BEGINNING  INCOME@     (LOSS) ON       INVESTMENT  INVESTMENT     GAINS ON
PERIOD ENDED  OF PERIOD   (LOSS)     INVESTMENT      OPERATIONS    INCOME      INVESTMENTS
------------  --------- ---------- ------------      ---------- ------------- -------------





 12/31/09      $12.39     $ 0.05      $ 2.72           $ 2.77      $(0.05)       $   --
 12/31/10       14.81       0.06        2.83             2.89       (0.07)        (0.13)(4)
 12/31/11       17.58      (0.01)      (0.27)           (0.28)      (0.03)        (0.70)
 01/01/12-
 10/31/12       16.57      (0.07)       2.75(10)(11)     2.68          --            --
 10/31/13       19.25      (0.08)       6.06(11)         5.98          --         (0.86)
 10/31/14       24.37      (0.12)       4.47             4.35          --         (1.27)
 04/30/15#      27.45      (0.06)       0.71             0.65          --         (1.64)


 01/24/12*-
 10/31/12      $17.59     $(0.19)     $ 1.77(10)(11)   $ 1.58      $   --        $   --
 10/31/13       19.17      (0.19)       5.99(11)         5.80          --         (0.86)
 10/31/14       24.11      (0.28)       4.40             4.12          --         (1.27)
 04/30/15#      26.96      (0.14)       0.69             0.55          --         (1.64)


 01/24/12*-
 10/31/12      $17.59     $(0.02)     $ 1.72(10)(11)   $ 1.70      $   --        $   --
 10/31/13       19.29      (0.07)       6.12(11)         6.05          --         (0.86)
 10/31/14       24.48      (0.08)       4.48             4.40          --         (1.27)
 04/30/15#      27.61      (0.04)       0.71             0.67          --         (1.64)

                                      CAPITAL
                                       SHARE                                                                       RATIO
                                    TRANSACTIONS                                                                  OF NET
                                        NAV       NET       NET                         NET                     INVESTMENT
                                     ACCRETION   ASSET     ASSET     MARKET  MARKET    ASSETS    RATIO OF         INCOME
              DISTRIBUTIONS  TOTAL   RESULTING   VALUE     VALUE     VALUE   VALUE     END OF    EXPENSES        (LOSS) TO
               FROM RETURN  DISTRI- FROM SHARES  END OF    TOTAL     END OF  TOTAL     PERIOD   TO AVERAGE        AVERAGE
PERIOD ENDED   OF CAPITAL   BUTIONS   TENDERED   PERIOD    RETURN    PERIOD  RETURN   ($000'S) NET ASSETS(3)   NET ASSETS(3)
------------  ------------- ------- ------------ ------ ------       ------ ------    -------- -------------   -------------

                SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND+
                ----------------------------------------
                                  CLASS A
                            -
 12/31/09        $(0.30)    $(0.35)    $  --     $14.81 23.15%(1)    $13.67 36.97%(2) $143,028     1.34%        0.41%
 12/31/10            --      (0.20)     0.08(5)   17.58 20.25(1)      15.74 16.76(2)   127,318     1.42         0.42
 12/31/11            --      (0.73)       --      16.57 (1.50)(1)     16.22  7.55(2)   120,019     1.56        (0.08)
 01/01/12-
 10/31/12            --         --        --      19.25 16.17%(8)(9)     --    --      225,787     1.72(6)(7)  (0.45)(6)(7)
 10/31/13            --      (0.86)       --      24.37 32.50(8)         --    --      521,938     1.72(6)     (0.38)(6)
 10/31/14            --      (1.27)       --      27.45 18.66(8)         --    --      525,359     1.66(6)     (0.46)(6)
 04/30/15#           --      (1.64)       --      26.46  2.59(8)         --    --      523,464     1.65(7)     (0.45)(7)
                                  CLASS C
                            -
 01/24/12*-
 10/31/12        $   --     $   --     $  --     $19.17  8.98%(8)(9) $   --   -- %    $ 32,358     2.37%(6)(7) (1.32)%(6)(7)
 10/31/13            --      (0.86)       --      24.11 31.66(8)         --    --      118,963     2.37(6)     (1.04)(6)
 10/31/14            --      (1.27)       --      26.96 17.87(8)         --    --      126,687     2.32(6)     (1.12)(6)
 04/30/15#           --      (1.64)       --      25.87  2.25(8)         --    --      127,771     2.30(7)     (1.11)(7)
                                  CLASS W
                            -
 01/24/12*-
 10/31/12        $   --     $   --     $  --     $19.29  9.66%(8)(9) $   --   -- %    $    353     1.52%(6)(7) (0.12)%(6)(7)
 10/31/13            --      (0.86)       --      24.48 32.80(8)         --    --        2,490     1.52(6)     (0.32)(6)
 10/31/14            --      (1.27)       --      27.61 18.78(8)         --    --        8,109     1.52(6)     (0.31)(6)
 04/30/15#           --      (1.64)       --      26.64  2.65(8)         --    --       19,644     1.52(6)(7)  (0.32)(6)(7)






              PORTFOLIO
PERIOD ENDED  TURNOVER
------------  ---------





 12/31/09        135%
 12/31/10        130
 12/31/11        115
 01/01/12-
 10/31/12        154(12)
 10/31/13        124(12)
 10/31/14         57
 04/30/15#        49


 01/24/12*-
 10/31/12        154%(12)
 10/31/13        124(12)
 10/31/14         57
 04/30/15#        49


 01/24/12*-
 10/31/12        154%(12)
 10/31/13        124(12)
 10/31/14         57
 04/30/15#        49

--------
*  Commencement of operations.
+ See Note 1 -- Due to the reorganization which effectively converted the fund from closed-end to open-end, periods ended 12/31/09 through 12/31/11 have been presented under the requirements of closed-end funds.
@  Calculated based upon average shares outstanding
#  Unaudited
(1)Based on net asset value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at NAV on the ex-dividend date.
(2)Based on market value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's prior dividend reinvestment plan.
(3)Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                               12/31/10 12/31/11 10/31/12(7) 10/31/13 10/31/14 04/30/15#(7)
                               -------- -------- ----------- -------- -------- ------------
SunAmerica Focused Alpha
 Large-Cap Fund Class A.......   0.00%    0.00%     0.00%      0.00%    0.00%      0.00%
SunAmerica Focused Alpha
 Large-Cap Fund Class C.......    N/A      N/A      0.01%      0.00     0.00       0.00
SunAmerica Focused Alpha
 Large-Cap Fund Class W.......    N/A      N/A      0.00%      0.00     0.00       0.00

(4)The total distributions for the calendar year exceeded investment company taxable income and net capital gains and resulted in an excess distributed amount to be treated as ordinary income to the extent of the Fund's current and accumulated earnings and profits.
(5)See Note 7.
(6)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/12(7) 10/31/13 10/31/14 04/30/15#(7)
                                         ----------- -------- -------- ------------
SunAmerica Focused Alpha Large-Cap Fund
 Class A................................     0.05%     0.00%   (0.01)%      -- %
SunAmerica Focused Alpha Large-Cap Fund
 Class C................................     0.26      0.03    (0.02)        --
SunAmerica Focused Alpha Large-Cap Fund
 Class W................................    12.82      1.13     0.13       0.03

(7)Annualized
(8)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(9)The Fund's performance figures were increased by the following amounts, from redemption fees received:

                                                        10/31/12
                                                        --------
               SunAmerica Focused Alpha Large-Cap Fund
                Class A................................   0.66%
               SunAmerica Focused Alpha Large-Cap Fund
                Class C................................   0.63
               SunAmerica Focused Alpha Large-Cap Fund
                Class W................................   0.63

(10)Includes redemption fees of $0.11 per share.
(11)Includes the effect of a merger.
(12)Excludes purchases/sales due to fund merger.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS    RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF     EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------

                                                            SUNAMERICA INCOME EXPLORER FUND
                                                            -------------------------------
                                                                        CLASS A
                                                                        -------
 07/02/13@-
 10/31/13     $15.00     $0.20      $ 0.55      $0.75      $(0.19)     $   --     $(0.19) $15.56   5.03%   $21,475     1.72%(3)
 10/31/14      15.56      0.72        0.39       1.11       (0.71)         --      (0.71)  15.96   7.28     23,620     1.72
 04/30/15#     15.96      0.40       (0.18)      0.22       (0.38)      (0.65)     (1.03)  15.15   1.65     22,479     1.72(3)
                                                                        CLASS C
                                                                        -------
 07/02/13@-
 10/31/13     $15.00     $0.17      $ 0.55      $0.72      $(0.16)     $   --     $(0.16) $15.56   4.81%   $   190     2.37%(3)
 10/31/14      15.56      0.52        0.49       1.01       (0.63)         --      (0.63)  15.94   6.58      2,860     2.37
 04/30/15#     15.94      0.34       (0.17)      0.17       (0.33)      (0.65)     (0.98)  15.13   1.33      3,453     2.37(3)
                                                                        CLASS W
                                                                        -------
 07/02/13@-
 10/31/13     $15.00     $0.22      $ 0.54      $0.76      $(0.20)     $   --     $(0.20) $15.56   5.10%   $   105     1.52%(3)
 10/31/14      15.56      0.65        0.49       1.14       (0.74)         --      (0.74)  15.96   7.51        502     1.52
 04/30/15#     15.96      0.40       (0.17)      0.23       (0.39)      (0.65)     (1.04)  15.15   1.75        471     1.52(3)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(4) TURNOVER
------------- ---------






    4.22%(3)     13%
    4.55         51
    5.28(3)      13



    3.39%(3)     13%
    3.53         51
    4.61(3)      13



    4.36%(3)     13%
    4.37         51
    5.38(3)      13

--------
@  Commencement of operations.
#  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                            10/31/13(3) 10/31/14 04/30/15#(3)
                                            ----------- -------- ------------
   SunAmerica Income Explorer Fund Class A.     3.80%     0.40%      0.36%
   SunAmerica Income Explorer Fund Class C.    44.66      0.82       0.67
   SunAmerica Income Explorer Fund Class W.    53.79      3.71       3.01

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------

                                                                  SUNAMERICA SMALL-CAP FUND
                                                                  -------------------------
                                                                           CLASS A
                                                                           -------
02/06/14@-
10/31/14      $15.00     $(0.08)     $0.57      $0.49       $--          $--        $--   $15.49   3.27%   $50,123
04/30/15(5)    15.49      (0.05)      1.12       1.07        --           --         --    16.56   6.91     50,836
                                                                           CLASS C
                                                                           -------
02/06/14@-
10/31/14      $15.00     $(0.15)     $0.56      $0.41       $--          $--        $--   $15.41   2.73%   $   256
04/30/15(5)    15.41      (0.10)      1.11       1.01        --           --         --    16.42   6.55        407
                                                                           CLASS W
                                                                           -------
02/06/14@-
10/31/14      $15.00     $(0.06)     $0.57      $0.51       $--          $--        $--   $15.51   3.40%   $   113
04/30/15(5)    15.51      (0.03)      1.12       1.09        --           --         --    16.60   7.03        121

                      RATIO
                      OF NET
    RATIO OF        INVESTMENT
    EXPENSE         INCOME TO
   TO AVERAGE        AVERAGE      PORTFOLIO
NET ASSETS(3)(4) NET ASSETS(3)(4) TURNOVER
---------------- ---------------- ---------






      1.72%           (0.76)%        61%
      1.72(3)         (0.63)(3)      37



      2.37%           (1.46)%        61%
      2.37(3)         (1.31)(3)      37



      1.52%           (0.57)%        61%
      1.52(3)         (0.43)(3)      37

--------
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):
(5)Unaudited

                                               10/31/14(3) 04/30/15(3)(5)
                                               ----------- --------------
      SunAmerica Small-Cap Fund Class A.......     0.26%        0.30%
      SunAmerica Small-Cap Fund Class C.......    12.36         6.84
      SunAmerica Small-Cap Fund Class W.......    18.46        18.54

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- 2020 HIGH WATERMARK FUND
        PORTFOLIO PROFILE -- APRIL 30, 2015 -- (UNAUDITED)

INDUSTRY ALLOCATION*

United States Treasury Bonds.............................................  74.5%
Resolution Funding Corp..................................................  17.3
U.S. Government Treasuries...............................................   5.2
Repurchase Agreements....................................................   3.0
                                                                          -----
Total Investments........................................................ 100.0
Liabilities in excess of other assets (including open futures contracts).  (0.0)
                                                                          -----
Net Assets............................................................... 100.0%
                                                                          =====

--------
* Calculated as a percentage of net assets
CREDIT QUALITY+#

                                  Aaa. 100.0%
                                       =====

--------
* Calculated as a percentage of net assets.
+ Source: Moody's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SPECIALTY SERIES -- 2020 HIGH WATERMARK FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED)



                                                 PRINCIPAL    VALUE
                SECURITY DESCRIPTION              AMOUNT     (NOTE 3)
        --------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 17.3%
        RESOLUTION FUNDING CORP -- 17.3%
          Resolution Funding Corp. STRIPS
           zero coupon due 07/15/2020
           (cost $5,669,776)................... $ 7,000,000 $ 6,366,661
                                                            -----------
        U.S. GOVERNMENT TREASURIES -- 74.5%
        UNITED STATES TREASURY BONDS -- 74.5%
          United States Treasury Bonds STRIPS
           zero coupon due 08/15/2020
           (cost $23,726,558)..................  29,990,000  27,477,468
                                                            -----------
        TOTAL LONG-TERM INVESTMENT SECURITIES
           (cost $29,396,334)..................              33,844,129
                                                            -----------
        SHORT-TERM INVESTMENT SECURITIES -- 5.2%
        U.S. GOVERNMENT TREASURIES -- 5.2%
          United States Treasury Bills
           0.09% due 09/03/2015(1)
           (cost $1,929,196)...................   1,930,000   1,929,932
                                                            -----------


                                                      PRINCIPAL     VALUE
                SECURITY DESCRIPTION                   AMOUNT      (NOTE 3)
   -------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 3.0%
   REPURCHASE AGREEMENT -- 3.0%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 0.00%, dated 04/30/2015,
      to be repurchased 05/01/2015 in the amount
      of $1,108,000 and collateralized by
      $1,155,000 of Federal Home Loan Mtg. Corp.
      Notes, bearing interest at 2.00%, due
      01/30/2023 and having an approximate value
      of $1,131,067 (cost $1,108,000)............... $1,108,000  $ 1,108,000
                                                                 -----------
   TOTAL INVESTMENTS
      (cost $32,433,530)(2).........................      100.0%  36,882,061
   Liabilities in excess of other assets............       (0.0)     (12,942)
                                                     ----------  -----------
   NET ASSETS                                             100.0% $36,869,119
                                                     ==========  ===========

--------
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 6 for cost of investments on a tax basis.

STRIPS -- Separate Trading of Registered Interest and Principal of Securities

OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------
                                                                VALUE AS OF   UNREALIZED
NUMBER OF                                             VALUE AT   APRIL 30,   APPRECIATION
CONTRACTS TYPE       DESCRIPTION    EXPIRATION MONTH TRADE DATE    2015     (DEPRECIATION)
--------- ----       -------        ---------------- ---------- ----------- --------------
    1     Long S&P 500 E-Mini Index    June 2015      $102,830   $103,945       $1,115
                                                                                ======

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2015 (see Note 2):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 --SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS     TOTAL
                                  --------------------- ----------------- --------------------- -----------
ASSETS:
Investments at Value:*
U.S. Government Agencies.........        $   --            $ 6,366,661             $--          $ 6,366,661
U.S. Government Treasuries.......            --             27,477,468              --           27,477,468
Short-Term Investment Securities.            --              1,929,932              --            1,929,932
Repurchase Agreements............            --              1,108,000              --            1,108,000
                                         ------            -----------             ---          -----------
TOTAL INVESTMENTS AT VALUE.......        $   --            $36,882,061             $--          $36,882,061
                                         ======            ===========             ===          ===========
Other Financial Instruments:+
Open Futures Contracts...........        $1,115            $        --             $--          $     1,115
                                         ======            ===========             ===          ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND CONSOLIDATED PORTFOLIO PROFILE -- APRIL 30, 2015@ -- (UNAUDITED)

INDUSTRY ALLOCATION*

U.S. Government Treasuries..............................................  35.1%
Federal Farm Credit Bank................................................  29.4
Federal Home Loan Bank..................................................  19.6
United States Treasury Notes............................................   7.0
Exchange-Traded Funds...................................................   3.8
Commodity Funds.........................................................   3.7
Repurchase Agreements...................................................   1.5
                                                                         -----
Total Investments....................................................... 100.1
Liabilities in excess of other assets (including futures contracts, and option contracts)......................................................  (0.1)
                                                                         -----
Net Assets.............................................................. 100.0%
                                                                         =====

--------
* Calculated as a percentage of net assets
CREDIT QUALITY+#

                                  Aaa. 100.0%
                                       =====

--------
@  Consolidated; See Note 2
+  Source: Moody's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015@ -- (UNAUDITED)


                                                       SHARES/
                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT     (NOTE 3)
    -----------------------------------------------------------------------
    COMMODITY INDEX-LINKED NOTES -- 3.7%
    COMMODITY FUNDS -- 3.7%
      UBS AG FRS
      (Indexed to the S&P GSCI Total Return Index)
       Senior Notes
       0.02% due 11/13/2015*(3)
       (cost $2,400,000)............................ $ 2,400,000 $ 1,889,552
                                                                 -----------
    U.S. GOVERNMENT AGENCIES -- 49.0%
    FEDERAL FARM CREDIT BANK -- 29.4%
      Federal Farm Credit Bank
       0.99% due 09/05/2017.........................  15,000,000  14,987,715
    FEDERAL HOME LOAN BANK -- 19.6%
      Federal Home Loan Bank
       1.00% due 11/09/2017.........................  10,000,000   9,974,330
                                                                 -----------
    TOTAL U.S. GOVERNMENT AGENCIES
       (cost $25,000,000)...........................              24,962,045
                                                                 -----------
    U.S. GOVERNMENT TREASURIES -- 7.0%
    UNITED STATES TREASURY NOTES -- 7.0%
       0.01% due 01/07/2016.........................   1,000,000     999,076
       0.38% due 04/30/2016.........................     500,000     500,547
       0.88% due 04/15/2017.........................     500,000     502,774
       1.88% due 07/15/2015 TIPS(5).................   1,568,528   1,588,012
                                                                 -----------
    TOTAL U.S. GOVERNMENT TREASURIES
       (cost $3,567,102)............................               3,590,409
                                                                 -----------
    EXCHANGE-TRADED FUNDS -- 3.8%
      iShares Barclays 1-3 Year Credit Bond Fund....      14,700   1,551,438
      iShares iBoxx Investment Grade Corporate
       Bond Fund....................................       3,200     383,808
                                                                 -----------
    TOTAL EXCHANGE-TRADED FUNDS
       (cost $1,902,691)............................               1,935,246
                                                                 -----------
    TOTAL LONG-TERM INVESTMENT SECURITIES
       (cost $32,869,793)...........................              32,377,252
                                                                 -----------
    SHORT-TERM INVESTMENT SECURITIES -- 35.1%
    U.S. GOVERNMENT TREASURIES -- 35.1%
      United States Treasury Bills..................
       0.08% due 10/15/2015(2)......................   3,100,000   3,099,461
       0.09% due 05/28/2015(4)......................   5,400,000   5,400,021
       0.10% due 10/15/2015(2)(4)...................   2,500,000   2,499,565
       0.10% due 05/28/2015.........................     700,000     700,003
       0.19% due 02/04/2016(2)(4)...................   6,200,000   6,193,031
                                                                 -----------
    TOTAL SHORT-TERM INVESTMENT SECURITIES
       (cost $17,888,277)...........................              17,892,081
                                                                 -----------

                                                        SHARES/
                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                   AMOUNT     (NOTE 3)
  --------------------------------------------------------------------------
  REPURCHASE AGREEMENTS -- 1.5%
    Agreement with State Street Bank & Trust Co.,
     bearing interest at 0.00%, dated 04/30/2015, to
     be repurchased 05/01/2015 in the amount
     $277,000 collateralized by $290,000 of Federal
     Home Loan Mtg. Assoc. Notes, bearing interest
     at 2.00% due 01/30/2023 and having an
     approximate value of $283,991.................... $277,000  $   277,000
    Agreement with State Street Bank & Trust Co.,
     bearing interest at 0.00%, dated 04/30/2015, to
     be repurchased 05/01/2015 in the amount
     $502,498 collateralized by $504,000 of United
     States Treasury Notes, bearing interest at
     1.50% due 08/31/2108 and having an
     approximate value of 512,616(2)..................  502,498      502,498
                                                                 -----------
  TOTAL REPURCHASE AGREEMENTS
     (cost $779,498)..................................               779,498
                                                                 -----------
  TOTAL INVESTMENTS
     (cost $51,537,568)(1)............................    100.1%  51,048,831
  Liabilities in excess of other assets...............     (0.1)     (55,021)
                                                       --------  -----------
  NET ASSETS                                              100.0% $50,993,810
                                                       ========  ===========

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2015, the aggregate value of these securities was $1,889,552 representing 3.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
@  Consolidated; see Note 2.
(1)See Note 6 for cost of investments on a tax basis.
(2)The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.
(3)Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 3.
(4)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)Principal amount of security is adjusted for inflation.

GSCI-- Goldman Sachs Commodity Index
TIPS-- Treasury Inflation Protected Securities
FRS-- Floating Rate Security

   The rates shown on FRS are the current interest rates at April 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015@ -- (UNAUDITED) (CONTINUED)


OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------------------
                                                                                      UNREALIZED
NUMBER OF                                                   VALUE AT   VALUE AS OF  APPRECIATION/
CONTRACTS TYPE           DESCRIPTION      EXPIRATION MONTH TRADE DATE APRIL 30,2015 (DEPRECIATION)
--------- -----          -----            ---------------- ---------- ------------- --------------
   12     Short British Pound Currency          June 2015  $1,149,375  $1,151,550     $  (2,175)
   62     Short Corn Futures(a)            September 2015   1,151,650   1,155,525        (3,875)
   34     Short Cotton Futures(a)               July 2015   1,153,785   1,153,960          (175)
   18     Long  Dollar Currency Index           June 2015   1,796,328   1,704,852       (91,476)
   17     Short Euro FX Currency                June 2015   2,286,688   2,394,025      (107,337)
   54     Short MSCI E-Mini Index               June 2015   2,630,705   2,804,490      (173,785)
   15     Short Nickel Futures(a)               June 2015   1,246,050   1,254,060        (8,010)
   15     Long  Nickel Futures(a)               June 2015   1,152,900   1,254,060       101,160
   15     Long  Palladium Futures(a)            June 2015   1,145,901   1,164,750        18,849
   11     Long  Russell 2000 Mini Index         June 2015   1,387,100   1,338,040       (49,060)
   27     Long  S&P 500 E-Mini Index            June 2015   2,805,775   2,806,515           740
   35     Long  S&P Mid 400 E-Mini Index        June 2015   5,258,340   5,237,750       (20,590)
   23     Long  Soybean Futures(a)         September 2015   1,102,799   1,102,562          (237)
   7      Long  U.S. Treasury Long Bonds        June 2015   1,152,375   1,117,156       (35,219)
                                                                                      ---------
                                                                                      $(371,190)
                                                                                      =========

--------
(a)The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd. which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.
@  Consolidated; see Note 2.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2015 (see Note 1):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                  --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Commodity Index-Linked Notes.....      $       --          $ 1,889,552             $--           $ 1,889,552
U.S. Government Agencies.........              --           24,962,045              --            24,962,045
U.S. Government Treasuries.......              --            3,590,409              --             3,590,409
Exchange-Traded Funds............       1,935,246                   --              --             1,935,246
Short-Term Investment Securities.              --           17,892,081              --            17,892,081
Repurchase Agreements............              --              779,498              --               779,498
                                       ----------          -----------             ---           -----------
TOTAL INVESTMENTS AT VALUE.......      $1,935,246          $49,113,585             $--           $51,048,831
                                       ==========          ===========             ===           ===========
Other Financial Instruments:+
Open Futures Contracts...........      $  120,749          $        --             $--           $   120,749
                                       ==========          ===========             ===           ===========

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts...........      $  491,939          $        --             $--           $   491,939
                                       ==========          ===========             ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Level during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA GLOBAL TRENDS FUND CONSOLIDATED PORTFOLIO PROFILE -- APRIL 30, 2015@ -- (UNAUDITED)

INDUSTRY ALLOCATION*

      Repurchase Agreements.......................................  97.1%
      Other assets less liabilities (including futures contracts).   2.9
                                                                   -----
      Net Assets.................................................. 100.0%
                                                                   =====

--------
* Calculated as a percentage of net assets
@ Consolidated; see Note 2.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA GLOBAL TRENDS FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015@ -- (UNAUDITED)

                                                   PRINCIPAL    VALUE
                SECURITY DESCRIPTION                AMOUNT     (NOTE 3)
      ------------------------------------------------------------------
      REPURCHASE AGREEMENTS -- 97.1%
        Bank of America Securities LLC Joint
         Repurchase Agreement(1)................. $7,605,000  $ 7,605,000
        Bank of America Securities LLC Joint
         Repurchase Agreement(1)(2)..............  2,285,000    2,285,000
        Barclays Capital, Inc. Joint Repurchase
         Agreement(1)............................  6,470,000    6,470,000
        Barclays Capital, Inc. Joint Repurchase
         Agreement(1)(2).........................  1,945,000    1,945,000
        BNP Paribas SA Joint Repurchase
         Agreement(1)............................  6,470,000    6,470,000
        BNP Paribas SA Joint Repurchase
         Agreement(1)(2).........................  1,945,000    1,945,000
        Deutsche Bank AG Joint Repurchase
         Agreement(1)............................  7,415,000    7,415,000
        Deutsche Bank AG Joint Repurchase
         Agreement(1)(2).........................  2,230,000    2,230,000
        Royal Bank of Scotland Group PLC Joint
         Repurchase Agreement(1).................  6,470,000    6,470,000
        Royal Bank of Scotland Group PLC Joint
         Repurchase Agreement(1)(2)..............  1,945,000    1,945,000
      TOTAL REPURCHASE AGREEMENTS
         (cost $44,780,000)......................              44,780,000
                                                              -----------
      TOTAL INVESTMENTS
         (cost $44,780,000)(3)...................       97.1%  44,780,000
      Other assets less liabilities..............        2.9    1,318,137
                                                  ----------  -----------
      NET ASSETS                                       100.0% $46,098,137
                                                  ==========  ===========

--------
@  Consolidated; see Note 2.
(1)See Note 3 for details of Joint Repurchase Agreements.
(2)The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the Sun America Global Trends Fund.
(3)See Note 6 for cost of investments on a tax basis.

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------------
                                                                  VALUE AS OF   UNREALIZED
NUMBER OF                                               VALUE AT   APRIL 30,   APPRECIATION
CONTRACTS TYPE      DESCRIPTION       EXPIRATION MONTH TRADE DATE    2015     (DEPRECIATION)
--------- ---- -------------------    ---------------- ---------- ----------- --------------
   20     Long WTI Crude(a)              June 2015     $1,097,520 $1,192,600    $  95,080
   28     Long Dax Index(b)              June 2015      9,472,067  8,961,324     (510,743)
   27     Long EURO-Bund                 June 2015      4,827,850  4,750,665      (77,185)
   17     Long Copper(a)                 July 2015      1,180,913  1,226,763       45,850
   14     Long Silver(a)                 July 2015      1,150,950  1,130,710      (20,240)
   43     Long U.S. Long Bonds           June 2015      6,869,500  6,862,531       (6,969)
   18     Long US Treasury 10YR Notes    June 2015      2,311,875  2,310,750       (1,125)
   55     Long Nikkei 225 Index(b)       June 2015      9,270,268  8,888,997     (381,271)
                                                                                ---------
                                                                                $(856,603)
                                                                                =========

--------
(a)The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.
(b)Foreign equity futures valued using fair value procedures at April 30, 2015. The aggregate appreciation (depreciation) of these futures contracts was ($892,014) representing 1.9% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuations inputs. See
   Note 3 regarding fair value pricing for foreign equity futures contracts.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA GLOBAL TRENDS FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015@ -- (UNAUDITED) (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2015 (see Note 3):

                               LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                   QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                               --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Repurchase Agreements.........       $     --           $44,780,000             $--           $44,780,000
                                     ========           ===========             ===           ===========
Other Financial Instruments:+
Open Futures Contracts........       $140,930           $        --             $--           $   140,930
                                     ========           ===========             ===           ===========

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts........       $105,519           $   892,014             $--           $   997,533
                                     ========           ===========             ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.
--------
@ Consolidated; see Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA GROWTH FUND PORTFOLIO PROFILE -- APRIL 30, 2015 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                  Medical-Biomedical/Gene..............   9.5%
                  Multimedia...........................   9.3
                  Internet Content-Entertainment.......   7.2
                  Retail-Discount......................   6.8
                  Medical-Generic Drugs................   6.7
                  Computers............................   6.6
                  Medical-HMO..........................   5.6
                  Finance-Credit Card..................   5.1
                  Transport-Rail.......................   4.9
                  Cable/Satellite TV...................   3.4
                  Resorts/Theme Parks..................   3.0
                  Time Deposits........................   2.9
                  Hotels/Motels........................   2.9
                  Apparel Manufacturers................   2.4
                  Retail-Automobile....................   2.2
                  Auto-Cars/Light Trucks...............   1.8
                  Electric-Transmission................   1.8
                  Food-Canned..........................   1.7
                  Consulting Services..................   1.7
                  Professional Sports..................   1.7
                  Retail-Sporting Goods................   1.6
                  Insurance-Property/Casualty..........   1.6
                  Commercial Services..................   1.5
                  Distribution/Wholesale...............   1.3
                  Diagnostic Kits......................   1.1
                  Diversified Manufacturing Operations.   1.0
                  Finance-Leasing Companies............   0.8
                  Private Equity.......................   0.7
                  Finance-Investment Banker/Broker.....   0.7
                                                        -----
                  Total Investments....................  97.5
                  Other assets less liabilities........   2.5
                                                        -----
                  Net Assets........................... 100.0%
                                                        =====

--------
* Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA GROWTH FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED)

                                                               VALUE
                   SECURITY DESCRIPTION              SHARES   (NOTE 3)
       -----------------------------------------------------------------
       COMMON STOCKS -- 94.6%
       APPAREL MANUFACTURERS -- 2.4%
         Under Armour, Inc., Class A+............... 190,000 $14,734,500
                                                             -----------
       AUTO-CARS/LIGHT TRUCKS -- 1.8%
         Tesla Motors, Inc.+........................  48,000  10,850,400
                                                             -----------
       CABLE/SATELLITE TV -- 3.4%
         Time Warner Cable, Inc..................... 133,924  20,827,860
                                                             -----------
       COMMERCIAL SERVICES -- 1.5%
         CoStar Group, Inc.+........................  45,000   9,199,350
                                                             -----------
       COMPUTERS -- 6.6%
         Apple, Inc................................. 322,537  40,365,506
                                                             -----------
       CONSULTING SERVICES -- 1.7%
         Verisk Analytics, Inc., Class A+........... 140,000  10,505,600
                                                             -----------
       DIAGNOSTIC KITS -- 1.1%
         IDEXX Laboratories, Inc.+..................  54,800   6,870,276
                                                             -----------
       DISTRIBUTION/WHOLESALE -- 1.3%
         Fastenal Co................................ 185,000   7,884,700
                                                             -----------
       DIVERSIFIED MANUFACTURING OPERATIONS -- 1.0%
         Colfax Corp.+.............................. 128,300   6,362,397
                                                             -----------
       ELECTRIC-TRANSMISSION -- 1.8%
         ITC Holdings Corp.......................... 300,000  10,800,000
                                                             -----------
       FINANCE-CREDIT CARD -- 5.1%
         Visa, Inc., Class A........................ 469,112  30,984,848
                                                             -----------
       FINANCE-INVESTMENT BANKER/BROKER -- 0.7%
         Charles Schwab Corp........................ 140,000   4,270,000
                                                             -----------
       FINANCE-LEASING COMPANIES -- 0.8%
         Air Lease Corp............................. 119,200   4,604,696
                                                             -----------
       FOOD-CANNED -- 1.7%
         TreeHouse Foods, Inc.+..................... 130,000  10,563,800
                                                             -----------
       HOTELS/MOTELS -- 2.9%
         Hyatt Hotels Corp., Class A+............... 300,000  17,415,000
                                                             -----------
       INSURANCE-PROPERTY/CASUALTY -- 1.6%
         Arch Capital Group, Ltd.+.................. 160,000   9,708,800
                                                             -----------
       INTERNET CONTENT-ENTERTAINMENT -- 7.2%
         Facebook, Inc., Class A+................... 562,362  44,297,255
                                                             -----------
       MEDICAL-BIOMEDICAL/GENE -- 9.5%
         Biogen Idec, Inc.+......................... 126,027  47,125,276
         Vertex Pharmaceuticals, Inc.+..............  89,506  11,034,300
                                                             -----------
                                                              58,159,576
                                                             -----------

                                                      SHARES/
                                                     PRINCIPAL      VALUE
                SECURITY DESCRIPTION                  AMOUNT       (NOTE 3)
   -------------------------------------------------------------------------
   MEDICAL-GENERIC DRUGS -- 6.7%
     Actavis PLC+..................................     145,160  $ 41,059,958
                                                                 ------------
   MEDICAL-HMO -- 5.6%
     UnitedHealth Group, Inc.......................     306,306    34,122,488
                                                                 ------------
   MULTIMEDIA -- 9.3%
     FactSet Research Systems, Inc.................      83,000    13,063,370
     Walt Disney Co................................     406,031    44,143,690
                                                                 ------------
                                                                   57,207,060
                                                                 ------------
   PRIVATE EQUITY -- 0.7%
     Carlyle Group LP..............................     148,500     4,483,215
                                                                 ------------
   PROFESSIONAL SPORTS -- 1.7%
     Manchester United PLC, Class A+...............     675,000    10,476,000
                                                                 ------------
   RESORT/THEME PARKS -- 3.0%
     Vail Resorts, Inc.............................     184,000    18,254,640
                                                                 ------------
   RETAIL-AUTOMOBILE -- 2.2%
     CarMax, Inc.+.................................     200,000    13,622,000
                                                                 ------------
   RETAIL-DISCOUNT -- 6.8%
     Dollar Tree, Inc.+............................     546,066    41,724,903
                                                                 ------------
   RETAIL-SPORTING GOODS -- 1.6%
     Dick's Sporting Goods, Inc....................     180,000     9,766,800
                                                                 ------------
   TRANSPORT-RAIL -- 4.9%
     Canadian Pacific Railway, Ltd.................     115,611    22,033,144
     Genesee & Wyoming, Inc., Class A+.............      85,000     7,900,750
                                                                 ------------
                                                                   29,933,894
                                                                 ------------
   TOTAL LONG-TERM INVESTMENT SECURITIES
      (cost $458,841,865)..........................               579,055,522
                                                                 ------------
   SHORT-TERM INVESTMENT SECURITIES -- 2.9%
   TIME DEPOSITS -- 2.9%
     Euro Time Deposit with State Street Bank and
      Trust Co.
      0.01% due 04/01/2015
      (cost $17,806,000)........................... $17,806,000    17,806,000
                                                                 ------------
   TOTAL INVESTMENTS
      (cost $476,647,865)(1).......................        97.5%  596,861,522
   Other assets less liabilities...................         2.5    15,383,515
                                                    -----------  ------------
   NET ASSETS                                             100.0% $612,245,037
                                                    ===========  ============

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2015 (see Note 3):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                  --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Common Stocks....................     $579,055,522         $        --             $--           $579,055,522
Short-Term Investment Securities.               --          17,806,000              --             17,806,000
                                      ------------         -----------             ---           ------------
TOTAL INVESTMENTS AT VALUE            $579,055,522         $17,806,000             $--           $596,861,522
                                      ============         ===========             ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND PORTFOLIO PROFILE -- APRIL 30, 2015 -- (UNAUDITED)


INDUSTRY ALLOCATION*

                  Medical-HMO..........................  10.1%
                  Medical-Generic Drugs................  10.0
                  Cable/Satellite TV...................   7.9
                  Medical-Biomedical/Gene..............   6.8
                  Retail-Building Products.............   6.6
                  Diversified Banking Institutions.....   6.3
                  Diversified Manufacturing Operations.   6.1
                  Computers-Memory Devices.............   5.9
                  Banks-Super Regional.................   5.4
                  Multimedia...........................   5.1
                  Internet Content-Entertainment.......   5.1
                  Retail-Discount......................   4.9
                  Computers............................   4.7
                  Oil Companies-Integrated.............   4.2
                  Finance-Credit Card..................   3.6
                  Time Deposits........................   3.0
                  Transport-Rail.......................   2.6
                                                        -----
                  Total Investments....................  98.3
                  Other assets less liabilities........   1.7
                                                        -----
                  Net Assets........................... 100.0%
                                                        =====

--------
* Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED)



                                                               VALUE
                   SECURITY DESCRIPTION              SHARES   (NOTE 3)
       -----------------------------------------------------------------
       COMMON STOCKS -- 95.3%
       BANKS-SUPER REGIONAL -- 5.4%
         US Bancorp................................. 838,400 $35,942,208
                                                             -----------
       CABLE/SATELLITE TV -- 7.9%
         Comcast Corp., Class A..................... 635,900  36,729,584
         Time Warner Cable, Inc..................... 104,750  16,290,720
                                                             -----------
                                                              53,020,304
                                                             -----------
       COMPUTERS -- 4.7%
         Apple, Inc................................. 253,610  31,739,292
                                                             -----------
       COMPUTERS-MEMORY DEVICES -- 5.9%
         Western Digital Corp....................... 403,200  39,408,768
                                                             -----------
       DIVERSIFIED BANKING INSTITUTIONS -- 6.3%
         Citigroup, Inc............................. 391,044  20,850,466
         JPMorgan Chase & Co........................ 340,753  21,556,035
                                                             -----------
                                                              42,406,501
                                                             -----------
       DIVERSIFIED MANUFACTURING OPERATIONS -- 6.1%
         3M Co...................................... 260,990  40,816,226
                                                             -----------
       FINANCE-CREDIT CARD -- 3.6%
         Visa, Inc., Class A........................ 366,768  24,225,026
                                                             -----------
       INTERNET CONTENT-ENTERTAINMENT -- 5.1%
         Facebook, Inc., Class A+................... 435,166  34,278,026
                                                             -----------
       MEDICAL-BIOMEDICAL/GENE -- 6.8%
         Biogen, Inc.+..............................  98,520  36,839,583
         Vertex Pharmaceuticals, Inc.+..............  70,345   8,672,132
                                                             -----------
                                                              45,511,715
                                                             -----------
       MEDICAL-GENERIC DRUGS -- 10.0%
         Actavis PLC+............................... 113,492  32,102,347
         Teva Pharmaceutical Industries, Ltd. ADR... 585,000  35,345,700
                                                             -----------
                                                              67,448,047
                                                             -----------
       MEDICAL-HMO -- 10.1%
         Aetna, Inc................................. 385,200  41,166,324
         UnitedHealth Group, Inc.................... 237,831  26,494,373
                                                             -----------
                                                              67,660,697
                                                             -----------

                                                      SHARES/
                                                     PRINCIPAL      VALUE
                SECURITY DESCRIPTION                  AMOUNT       (NOTE 3)
   -------------------------------------------------------------------------
   MULTIMEDIA -- 5.1%
     Walt Disney Co................................     317,408  $ 34,508,598
                                                                 ------------
   OIL COMPANIES-INTEGRATED -- 4.2%
     Suncor Energy, Inc............................     857,600    27,957,760
                                                                 ------------
   RETAIL-BUILDING PRODUCTS -- 6.6%
     Lowe's Cos., Inc..............................     647,941    44,617,217
                                                                 ------------
   RETAIL-DISCOUNT -- 4.9%
     Dollar Tree, Inc.+............................     426,879    32,617,824
                                                                 ------------
   TRANSPORT-RAIL -- 2.6%
     Canadian Pacific Railway, Ltd.................      90,970    17,337,063
                                                                 ------------
   TOTAL LONG-TERM INVESTMENT SECURITIES
      (cost $553,476,613)..........................               639,495,272
                                                                 ------------
   SHORT-TERM INVESTMENT SECURITIES -- 3.0%
   TIME DEPOSITS -- 3.0%
     Euro Time Deposit with State Street Bank and
      Trust Co.
      0.01% due 05/01/2015
      (cost $20,210,000)........................... $20,210,000  $ 20,210,000
                                                                 ------------
   TOTAL INVESTMENTS
      (cost $573,686,613)(1).......................        98.3%  659,705,272
   Other assets less liabilities...................         1.7    11,173,922
                                                    -----------  ------------
   NET ASSETS                                             100.0% $670,879,194
                                                    ===========  ============

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.
ADR -- American Depositary Receipt


The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2015 (see Note 3):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                  --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Common Stocks....................     $639,495,272         $        --             $--           $639,495,272
Short-Term Investment Securities.               --          20,210,000              --             20,210,000
                                      ------------         -----------             ---           ------------
TOTAL INVESTMENTS AT VALUE.......     $639,495,272         $20,210,000             $--           $659,705,272
                                      ============         ===========             ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO PROFILE -- APRIL 30, 2015 -- (UNAUDITED)

INDUSTRY ALLOCATION*

            Domestic Fixed Income Investment Companies......  20.6%
            International Fixed Income Investment Companies.   9.8
            Diversified Banking Institutions................   7.7
            Domestic Equity Investment Companies............   6.8
            Real Estate Investment Trusts...................   3.9
            Telephone-Integrated............................   3.7
            Insurance-Multi-line............................   3.2
            Banks-Commercial................................   3.1
            Banks-Super Regional............................   2.7
            Oil Companies-Integrated........................   2.3
            Tobacco.........................................   2.3
            Domestic Mixed Allocation Investment Companies..   2.0
            Real Estate Operations & Development............   1.9
            Cellular Telecom................................   1.9
            Insurance-Life/Health...........................   1.5
            Telecom Services................................   1.4
            Insurance-Property/Casualty.....................   1.3
            Electric-Integrated.............................   1.3
            Coal............................................   1.3
            Oil Refining & Marketing........................   1.2
            Banks-Special Purpose...........................   1.2
            Medical-Drugs...................................   1.2
            Insurance-Reinsurance...........................   1.0
            Retail-Office Supplies..........................   0.9
            Diversified Financial Services..................   0.9
            Electric-Generation.............................   0.9
            Banks-Money Center..............................   0.9
            Shipbuilding....................................   0.8
            Retail-Apparel/Shoe.............................   0.7
            Computer Services...............................   0.7
            Enterprise Software/Service.....................   0.7
            Semiconductor Components-Integrated Circuits....   0.7
            Transport-Rail..................................   0.7
            Insurance-Mutual................................   0.6
            Agricultural Operations.........................   0.6
            Rubber-Tires....................................   0.6
            Retail-Hypermarkets.............................   0.6
            Metal-Diversified...............................   0.5
            Time Deposits...................................   0.5
            Consumer Products-Misc..........................   0.5
            Sovereign Agency................................   0.5
            Metal-Copper....................................   0.4
            Cosmetics & Toiletries..........................   0.4
            Finance-Other Services..........................   0.3
            Metal-Iron......................................   0.3
            Oil & Gas Drilling..............................   0.3
            Exchange-Traded Funds...........................   0.3
            Special Purpose Entities........................   0.2
            Public Thoroughfares............................   0.1
            Banks-Fiduciary.................................   0.1
                                                             -----
            Total Investments...............................  98.0
            Other assets less liabilities...................   2.0
                                                             -----
            Net Assets...................................... 100.0%
                                                             =====

--------
* Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED)



                                                                 VALUE
                    SECURITY DESCRIPTION                SHARES  (NOTE 3)
       -----------------------------------------------------------------
       COMMON STOCKS -- 26.9%
       CELLULAR TELECOM -- 1.9%
         Advanced Info Service PCL.....................  25,900 $188,563
         Mobile Telesystems OJSC ADR...................   9,351  112,960
         Taiwan Mobile Co., Ltd.+(1)...................  54,000  189,851
                                                                --------
                                                                 491,374
                                                                --------
       COAL -- 1.3%
         Banpu PCL..................................... 162,370  142,840
         Indo Tambangraya Megah Tbk PT(1)..............  73,600   71,406
         Tambang Batubara Bukit Asam Persero Tbk PT(1). 176,189  126,703
                                                                --------
                                                                 340,949
                                                                --------
       COMPUTER SERVICES -- 0.7%
         Leidos Holdings, Inc..........................   4,452  185,381
                                                                --------
       CONSUMER PRODUCTS-MISC. -- 0.5%
         Kimberly-Clark de Mexico SAB de CV, Class A...  63,800  140,475
                                                                --------
       COSMETICS & TOILETRIES -- 0.4%
         Natura Cosmeticos SA..........................  10,000   95,587
                                                                --------
       ELECTRIC-GENERATION -- 0.5%
         Tractebel Energia SA..........................  10,600  125,598
                                                                --------
       ENTERPRISE SOFTWARE/SERVICE -- 0.7%
         CA, Inc.......................................   5,693  180,867
                                                                --------
       INSURANCE-MULTI-LINE -- 0.5%
         Porto Seguro SA+..............................  11,400  142,606
                                                                --------
       MEDICAL-DRUGS -- 1.2%
         GlaxoSmithKline PLC(1)........................   6,806  157,456
         Orion Oyj, Class B(1).........................   4,654  152,511
                                                                --------
                                                                 309,967
                                                                --------
       METAL-COPPER -- 0.4%
         Freeport-McMoRan, Inc.........................   4,523  105,250
                                                                --------
       METAL-DIVERSIFIED -- 0.5%
         KGHM Polska Miedz SA(1).......................   4,041  141,626
                                                                --------
       OIL & GAS DRILLING -- 0.3%
         Transocean, Ltd.(1)...........................   4,016   72,005
                                                                --------
       OIL COMPANIES-INTEGRATED -- 2.3%
         Ecopetrol SA..................................  95,800   81,643
         Eni SpA(1)....................................   6,294  121,158
         Lukoil OAO ADR................................   2,974  152,418
         Rosneft OAO GDR...............................  26,947  133,118
         Total SA(1)...................................   2,425  131,335
                                                                --------
                                                                 619,672
                                                                --------
       OIL REFINING & MARKETING -- 1.2%
         HollyFrontier Corp............................   3,709  143,835
         Thai Oil PCL.................................. 102,400  181,720
                                                                --------
                                                                 325,555
                                                                --------
       PUBLIC THOROUGHFARES -- 0.1%
         EcoRodovias Infraestrutura e Logistica SA.....  12,800   37,683
                                                                --------
       REAL ESTATE INVESTMENT TRUSTS -- 0.6%
         Annaly Capital Management, Inc................  15,054  151,594
                                                                --------
       REAL ESTATE OPERATIONS & DEVELOPMENT -- 1.9%
         Farglory Land Development Co., Ltd.+(1)....... 124,000  148,033


                                                                  VALUE
                    SECURITY DESCRIPTION                SHARES   (NOTE 3)
      --------------------------------------------------------------------
      REAL ESTATE OPERATIONS & DEVELOPMENT (CONTINUED)
        Ruentex Development Co., Ltd.+(1)..............  90,000 $  159,863
        UOL Group, Ltd.+(1)............................  31,000    185,877
                                                                ----------
                                                                   493,773
                                                                ----------
      RETAIL-APPAREL/SHOE -- 0.7%
        Coach, Inc.....................................   4,878    186,388
                                                                ----------
      RETAIL-HYPERMARKETS -- 0.6%
        Ruentex Industries, Ltd.+(1)...................  64,000    156,977
                                                                ----------
      RETAIL-OFFICE SUPPLIES -- 0.9%
        Staples, Inc...................................  15,146    247,183
                                                                ----------
      RUBBER-TIRES -- 0.6%
        Nokian Renkaat Oyj(1)..........................   5,082    165,744
                                                                ----------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.7%
        Transcend Information, Inc.+(1)................  47,000    180,655
                                                                ----------
      SHIPBUILDING -- 0.8%
        Yangzijiang Shipbuilding Holdings, Ltd.(1)..... 188,000    207,718
                                                                ----------
      TELECOM SERVICES -- 0.9%
        BCE, Inc.......................................   1,951     86,012
        Telenor ASA(1).................................   7,080    159,836
                                                                ----------
                                                                   245,848
                                                                ----------
      TELEPHONE-INTEGRATED -- 3.7%
        AT&T, Inc......................................   4,776    165,441
        Belgacom SA(1).................................   5,177    193,144
        Bezeq The Israeli Telecommunication Corp.,
         Ltd.(1).......................................  93,164    176,616
        TDC A/S(1).....................................  16,694    127,031
        TeliaSonera AB(1)..............................  22,337    138,923
        Verizon Communications, Inc....................   3,352    169,075
                                                                ----------
                                                                   970,230
                                                                ----------
      TOBACCO -- 2.3%
        Altria Group, Inc..............................   4,081    204,254
        Philip Morris International, Inc...............   2,032    169,611
        Reynolds American, Inc.........................   3,005    220,266
                                                                ----------
                                                                   594,131
                                                                ----------
      TRANSPORT-RAIL -- 0.7%
        BTS Group Holdings PCL+........................ 621,000    174,253
                                                                ----------
      TOTAL COMMON STOCKS
         (cost $7,419,149).............................          7,089,089
                                                                ----------
      PREFERRED SECURITIES -- 15.2%
      AGRICULTURAL OPERATIONS -- 0.6%
        CHS, Inc.
         Series 3
         6.75%.........................................   2,350     61,382
        CHS, Inc.
         Series 2
         7.10%.........................................   2,547     67,980
        CHS, Inc.
         Series 4
         7.50%.........................................   1,344     37,457
                                                                ----------
                                                                   166,819
                                                                ----------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                            VALUE
                     SECURITY DESCRIPTION           SHARES (NOTE 3)
             -----------------------------------------------------
             PREFERRED SECURITIES (CONTINUED)
             BANKS-COMMERCIAL -- 2.5%
               Barclays Bank PLC
                Series 4
                7.75%.............................. 2,600  $ 67,782
               Barclays Bank PLC
                Series 5
                8.13%.............................. 1,300    33,982
               BB&T Corp.
                Series F
                5.20%.............................. 1,100    26,620
               BB&T Corp.
                Series E
                5.63%.............................. 1,292    31,925
               City National Corp.
                Series C
                5.50%.............................. 1,000    24,660
               CoBank ACB
                Series G
                6.13%.............................. 1,400   131,775
               First Republic Bank
                5.50%.............................. 2,446    59,976
               Hancock Holding Co.
                5.95%.............................. 1,000    24,700
               ING Groep NV
                7.20%.............................. 3,000    76,890
               ING Groep NV
                7.38%.............................. 3,300    84,414
               PrivateBancorp, Inc.
                7.13%.............................. 1,150    30,038
               Regions Financial Corp.
                Series B
                6.38%.............................. 3,125    81,875
                                                           --------
                                                            674,637
                                                           --------
             BANKS-FIDUCIARY -- 0.1%
               State Street Corp.
                Series D
                5.90%.............................. 1,100    29,623
                                                           --------
             BANKS-MONEY CENTER -- 0.1%
               National Westminster Bank PLC
                Series C
                7.76%.............................. 1,000    25,950
                                                           --------
             BANKS-SPECIAL PURPOSE -- 1.2%
               AgriBank FCB
                6.88%.............................. 3,000   313,781
                                                           --------
             BANKS-SUPER REGIONAL -- 1.4%
               Fifth Third Bancorp
                Series I
                6.63%.............................. 1,612    45,346
               PNC Financial Services Group, Inc.
                Series Q
                5.38%.............................. 1,263    31,385
               PNC Financial Services Group, Inc.
                Series P
                6.13%.............................. 1,500    42,090
               SunTrust Banks, Inc.
                Series E
                5.86%.............................. 1,900    47,614


                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
           ---------------------------------------------------------
           BANKS-SUPER REGIONAL (CONTINUED)
             US Bancorp
              Series F
              6.50%.................................    874 $ 26,028
             Wells Fargo & Co.
              5.13%.................................    948   23,131
             Wells Fargo & Co. FRS
              5.85%.................................  3,425   90,112
             Wells Fargo & Co.
              6.63%.................................  1,412   39,705
             Wells Fargo & Co.
              7.63%.................................  1,000   24,430
                                                            --------
                                                             369,841
                                                            --------
           DIVERSIFIED BANKING INSTITUTIONS -- 1.6%
             Bank of America Corp.
              Series Y
              6.50%.................................  3,000   77,400
             Citigroup, Inc.
              Series K
              6.88%.................................  1,700   46,274
             Countrywide Capital IV
              6.75%.................................    963   24,557
             Goldman Sachs Group, Inc.
              Series K
              6.38%.................................  1,272   33,326
             JPMorgan Chase & Co.
              Series Y
              6.12..................................  2,000   50,460
             Morgan Stanley
              Series I
              6.38%.................................  2,800   73,080
             Morgan Stanley
              6.88%.................................  4,600  126,040
                                                            --------
                                                             431,137
                                                            --------
           ELECTRIC-GENERATION -- 0.4%
             AES Tiete SA+.......................... 18,100  103,928
                                                            --------
           ELECTRIC-INTEGRATED -- 1.0%
             Cia Paranaense de Energia, Class B+....  9,700  109,171
             Integrys Energy Group, Inc.
              6.00%.................................  2,553   69,876
             NextEra Energy Capital Holdings, Inc.
              Series I
              5.13%.................................    966   23,696
             SCE Trust II
              5.10%.................................    821   19,958
             SCE Trust III
              5.75%.................................  1,575   42,761
                                                            --------
                                                             265,462
                                                            --------
           FINANCE-OTHER SERVICES -- 0.3%
             RBS Capital Funding Trust VI
              Series F
              6.25%.................................  1,200   29,892
             RBS Capital Funding Trust VII
              Series G
              6.08%.................................  2,000   49,780
                                                            --------
                                                              79,672
                                                            --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 3)
          -----------------------------------------------------------
          PREFERRED SECURITIES (CONTINUED)
          INSURANCE-LIFE/HEALTH -- 0.1%
            Principal Financial Group, Inc.
             Series B
             6.52%....................................  1,507 $ 38,308
                                                              --------
          INSURANCE-MULTI-LINE -- 1.0%
            Aegon NV
             6.50%....................................  1,300   33,514
            Allstate Corp.
             Series E
             6.63%....................................  2,700   73,116
            American Financial Group, Inc.
             5.75%....................................  4,000  103,080
            Hartford Financial Services Group, Inc.
             7.88%....................................  1,500   46,920
                                                              --------
                                                               256,630
                                                              --------
          INSURANCE-PROPERTY/CASUALTY -- 0.3%
            Hanover Insurance Group, Inc.
             6.35%....................................  1,100   27,863
            WR Berkley Corp.
             5.63%....................................  1,900   47,310
                                                              --------
                                                                75,173
                                                              --------
          INSURANCE-REINSURANCE -- 0.2%
            Aspen Insurance Holdings, Ltd.
             5.95%....................................    500   12,865
            Reinsurance Group of America, Inc.
             6.20%....................................  1,300   37,271
                                                              --------
                                                                50,136
                                                              --------
          METAL-IRON -- 0.3%
            Vale SA, Class A+......................... 12,900   77,710
                                                              --------
          REAL ESTATE INVESTMENT TRUSTS -- 3.3%
            American Realty Capital Properties, Inc.
             Series F
             6.70%....................................  4,457  107,013
            CBL & Associates Properties, Inc.
             Series D
             7.38%....................................  1,700   43,877
            Cedar Realty Trust, Inc.
             Series B
             7.25%....................................    700   18,123
            Chesapeake Lodging Trust
             Series A
             7.75%....................................  1,000   26,600
            CoreSite Realty Corp.
             Series A
             7.25%....................................  1,400   36,246
            Corporate Office Properties Trust
             Series L
             7.38%....................................  1,300   33,995
            DDR Corp.
             Series J
             6.50.....................................  1,000   25,540
            DuPont Fabros Technology, Inc.
             Series B
             7.63%....................................    900   23,175


                                                               VALUE
                   SECURITY DESCRIPTION               SHARES  (NOTE 3)
        --------------------------------------------------------------
        REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
          Hersha Hospitality Trust
           Series C
           6.88%..................................... 1,200  $   30,600
          NorthStar Realty Finance Corp.
           Series D
           8.50%..................................... 1,500      39,270
          Pebblebrook Hotel Trust
           Series A
           7.88%.....................................   800      20,688
          Pennsylvania Real Estate Investment Trust
           Series A
           8.25%..................................... 1,450      38,411
          PS Business Parks, Inc.
           Series U
           5.75%..................................... 1,500      37,095
          PS Business Parks, Inc.
           Series S
           6.45%..................................... 2,300      59,432
          Public Storage
           Series V
           5.375%.................................... 3,371      81,780
          Regency Centers Corp.
           Series 6
           6.63%.....................................   800      20,704
          Retail Properties of America, Inc.
           Series A
           7.00%..................................... 1,500      40,065
          Saul Centers, Inc.
           Series C
           6.88%.....................................   820      21,197
          Summit Hotel Properties, Inc.
           Series B
           7.88%.....................................   800      21,136
          Taubman Centers, Inc.
           Series K
           6.25%.....................................   800      20,432
          Urstadt Biddle Properties, Inc.
           Series F
           7.13%.....................................   800      21,000
          Vornado Realty Trust
           Series I
           6.63%..................................... 2,500      63,225
          Wells Fargo Real Estate Investment Corp.
           6.38%..................................... 1,500      39,405
                                                             ----------
                                                                869,009
                                                             ----------
        SOVEREIGN AGENCY -- 0.5%
          Farm Credit Bank of Texas
           6.75%*.................................... 1,200     124,013
                                                             ----------
        TELECOM SERVICES -- 0.3%
          Qwest Corp.
           6.13%..................................... 1,391      35,150
          Qwest Corp.
           6.88%.....................................   956      25,468
          Qwest Corp.
           7.38%.....................................   500      13,110
                                                             ----------
                                                                 73,728
                                                             ----------
        TOTAL PREFERRED SECURITIES
           (cost $4,020,815).........................         4,025,557
                                                             ----------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                    PRINCIPAL  VALUE
                   SECURITY DESCRIPTION              AMOUNT   (NOTE 3)
         ------------------------------------------------------------
         PREFERRED SECURITIES/CAPITAL SECURITIES -- 15.7%
         BANKS-COMMERCIAL -- 0.6%
           Rabobank Nederland FRS
            11.00% due 06/30/2019*(2).............. $ 50,000  $ 64,250
           Zions Bancorporation FRS
            Series J
            7.20% due 09/15/2023(2)................  100,000   107,450
                                                              --------
                                                               171,700
                                                              --------
         BANKS-MONEY CENTER -- 0.8%
           Dresdner Funding Trust I
            8.15% due 06/30/2031*..................  100,000   125,125
           HSBC Capital Funding LP FRS
            10.18% due 06/30/2030*(2)..............   50,000    76,250
                                                              --------
                                                               201,375
                                                              --------
         BANKS-SUPER REGIONAL -- 1.3%
           PNC Financial Services Group, Inc. FRS
            6.75% due 08/01/2021(2)................  125,000   140,500
           Wells Fargo & Co. FRS
            Series U
            5.88% due 06/15/2025(2)................   50,000    53,063
           Wells Fargo & Co. FRS
            Series K
            7.98% due 03/15/2018(2)................  125,000   137,500
                                                              --------
                                                               331,063
                                                              --------
         DIVERSIFIED BANKING INSTITUTIONS -- 6.1%
           Bank of America Corp. FRS
            Series AA
            6.10% due 03/17/2025(2)................   91,000    92,820
           Bank of America Corp. FRS
            Series Z
            6.50% due 10/23/2024(2)................  120,000   127,500
           Citigroup, Inc. FRS
            5.88% due 03/27/2020(2)................   50,000    50,313
           Deutsche Bank AG VRS
            7.50% due 04/30/2025(2)................  200,000   203,800
           Goldman Sachs Capital II FRS
            4.00% due 06/11/2015(2)................   35,000    27,213
           Goldman Sachs Group, Inc. FRS
            Series M
            5.38% due 05/10/2020(2)................   49,000    48,951
           HSBC Holdings PLC VRS
            6.38% due 09/17/2024(2)................  200,000   206,800
           JPMorgan Chase & Co. FRS
            Series U
            6.13% due 04/30/2024(2)................   50,000    52,150
           JPMorgan Chase & Co. FRS
            Series S
            6.75% due 02/01/2024(2)................   75,000    81,922
           JPMorgan Chase & Co. FRS
            Series 1
            7.90% due 04/30/2018(2)................  175,000   186,375
           Lloyds Banking Group PLC VRS
            7.50% due 06/27/2024(2)................  200,000   213,500
           Royal Bank of Scotland Group PLC VRS
            7.65% due 09/30/2031(2)................   80,000   102,000

                                                      SHARES/
                                                     PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                AMOUNT    (NOTE 3)
      -------------------------------------------------------------------
      DIVERSIFIED BANKING INSTITUTIONS (CONTINUED)
        UBS Group AG VRS
         7.00% due 02/19/2025(2).................... $200,000  $  208,746
                                                               ----------
                                                                1,602,090
                                                               ----------
      DIVERSIFIED FINANCIAL SERVICES -- 0.9%
        General Electric Capital Corp. FRS
         Series A
         7.13% due 06/15/2022(2)....................  200,000     232,500
                                                               ----------
      ELECTRIC-INTEGRATED -- 0.3%
        Dominion Resources, Inc. FRS
         5.75% due 10/01/2054.......................   77,000      82,026
                                                               ----------
      INSURANCE-LIFE/HEALTH -- 1.4%
        Dai-ichi Life Insurance Co., Ltd. FRS
         5.10% due 10/28/2024*(2)...................  200,000     219,000
        Dai-ichi Life Insurance Co., Ltd. FRS
         7.25% due 07/25/2021*(2)...................   50,000      60,125
        Prudential Financial, Inc. FRS
         5.63% due 06/15/2043.......................   75,000      80,062
                                                               ----------
                                                                  359,187
                                                               ----------
      INSURANCE-MULTI-LINE -- 1.7%
        AXA SA FRS
         6.46% due 12/14/2018*(2)...................  100,000     106,060
        Farmers Exchange Capital II FRS
         6.15% due 11/01/2053*......................   50,000      56,110
        MetLife Capital Trust IV
         7.88% due 12/15/2067*......................  100,000     132,500
        MetLife Capital Trust X
         9.25% due 04/08/2068*......................  100,000     149,250
                                                               ----------
                                                                  443,920
                                                               ----------
      INSURANCE-MUTUAL -- 0.6%
        Liberty Mutual Group, Inc.
         7.80% due 03/07/2087*......................  140,000     172,214
                                                               ----------
      INSURANCE-PROPERTY/CASUALTY -- 1.0%
        Mitsui Sumitomo Insurance Co., Ltd. FRS
         7.00% due 03/15/2072*......................   50,000      60,125
        QBE Insurance Group, Ltd. FRS
         6.75% due 12/02/2044.......................  200,000     216,500
                                                               ----------
                                                                  276,625
                                                               ----------
      INSURANCE-REINSURANCE -- 0.8%
        Aquarius + Investments PLC for Swiss
         Reinsurance Co., Ltd. VRS
         8.25% due 09/01/2018(2)....................  200,000     223,250
                                                               ----------
      SPECIAL PURPOSE ENTITY -- 0.2%
        Goldman Sachs Capital I
         6.35% due 02/15/2034.......................   50,000      60,211
                                                               ----------
      TOTAL PREFERRED SECURITIES/CAPITAL SECURITIES
         (cost $3,938,773)..........................            4,156,161
                                                               ----------
      REGISTERED INVESTMENT COMPANIES -- 39.2%
      DOMESTIC EQUITY INVESTMENT COMPANIES -- 6.8%
        Eaton Vance Tax-Advantaged Dividend
         Income Fund................................   20,354     417,053
        Eaton Vance Tax-Managed Diversified
         Equity Income Fund.........................   33,723     384,442

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)


                                                        SHARES/
                                                       PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                  AMOUNT    (NOTE 3)
    ------------------------------------------------------------
    REGISTERED INVESTMENT COMPANIES (CONTINUED)
    DOMESTIC EQUITY INVESTMENT COMPANIES (CONTINUED)
      Gabelli Dividend & Income Trust.................  19,402   $  414,233
      Gabelli Equity Trust, Inc.......................  23,489      151,974
      John Hancock Tax-Advantaged Dividend
       Income Fund....................................  19,593      418,311
                                                                 ----------
                                                                  1,786,013
                                                                 ----------
    DOMESTIC FIXED INCOME INVESTMENT COMPANIES -- 20.6%
      AllianceBernstein Income Fund, Inc..............  16,054      125,061
      AllianzGI Convertible & Income Fund.............  27,190      247,429
      AllianzGI Convertible & Income Fund II..........   7,993       66,422
      BlackRock Build America Bond Trust..............   4,710      105,316
      BlackRock Corporate High Yield Fund, Inc........  16,358      186,318
      BlackRock Limited Duration Income Trust.........   8,071      130,024
      Calamos Convertible and High Income Fund........  13,363      189,621
      DoubleLine Income Solutions Fund................  11,289      231,425
      Eaton Vance Limited Duration Income Fund........  12,236      178,401
      Eaton Vance Senior Floating-Rate Trust..........   3,966       58,300
      Flaherty & Crumrine Preferred Securities
       Income Fund, Inc...............................   9,659      198,879
      Flaherty & Crumrine Total Return Fund, Inc......   8,259      170,218
      Franklin Limited Duration Income Trust..........   9,365      115,283
      Guggenheim Build America Bonds
       Managed Duration Trust.........................   4,487      100,329
      John Hancock Preferred Income Fund..............   9,690      203,587
      MFS Multimarket Income Trust....................  21,714      140,707
      New America High Income Fund, Inc...............  23,785      218,346
      Nuveen Credit Strategies Income Fund............  14,648      133,004
      Nuveen Floating Rate Income Fund................   2,426       27,632
      Nuveen Floating Rate Income
       Opportunity Fund...............................   9,648      112,013
      Nuveen Mortgage Opportunity Term Fund...........   3,805       87,743
      Nuveen Mortgage Opportunity Term Fund 2.........   3,215       72,498
      Nuveen Preferred Income Opportunities Fund......  35,973      348,578
      Nuveen Short Duration Credit
       Opportunities Fund.............................   8,085      140,194
      PIMCO Corporate & Income
       Opportunity Fund...............................  14,525      230,512
      PIMCO Dynamic Credit Income Fund................  18,497      390,842
      PIMCO Income Strategy Fund II...................  42,105      430,734
      Pioneer Floating Rate Trust.....................  12,589      146,284
      Pioneer High Income Trust.......................   9,448      122,257
      Wells Fargo Advantage Income
       Opportunities Fund.............................  24,138      215,552
      Western Asset Global Corporate Defined
       Opportunity Fund, Inc..........................   9,009      163,513
      Western Asset High Yield Defined
       Opportunity Fund, Inc..........................   8,485      140,087
                                                                 ----------
                                                                  5,427,109
                                                                 ----------
    DOMESTIC MIXED ALLOCATION INVESTMENT COMPANIES -- 2.0%
      Clough Global Opportunities Fund................   8,757      109,200
      Flaherty & Crumrine Dynamic
       Preferred and Income Fund, Inc.................  17,707      423,905
                                                                 ----------
                                                                    533,105
                                                                 ----------
    INTERNATIONAL FIXED INCOME INVESTMENT COMPANIES -- 9.8%
      AllianceBernstein Global High Income Fund, Inc..  17,471      219,960
      First Trust Aberdeen Global Opportunity
       Income Fund....................................  15,142      179,281

                                                       SHARES/
                                                      PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                 AMOUNT    (NOTE 3)
     ----------------------------------------------------------------------
     INTERNATIONAL FIXED INCOME INVESTMENT COMPANIES
      (CONTINUED)
       Legg Mason BW Global Income
        Opportunities Fund, Inc......................   23,786  $   387,712
       Nuveen Preferred & Income Term Fund...........   14,478      342,549
       PIMCO Dynamic Income Fund.....................   14,894      447,416
       PIMCO Income Opportunity Fund.................   15,458      407,937
       Stone Harbor Emerging Markets Income Fund.....    8,378      140,834
       Templeton Global Income Fund..................    6,006       43,964
       Wells Fargo Advantage Multi-Sector
        Income Fund..................................   18,549      252,081
       Western Asset Global High Income
        Fund, Inc....................................   15,650      175,593
                                                                -----------
                                                                  2,597,327
                                                                -----------
     TOTAL REGISTERED INVESTMENT COMPANIES
        (cost $10,583,249)...........................            10,343,554
                                                                -----------
     U.S. CORPORATE BONDS & NOTES -- 0.2%
     TELECOM SERVICES -- 0.2%
       Embarq Corp.
        Senior Notes
        8.00% due 06/01/2036
        (cost $44,557)............................... $ 40,000       47,200
                                                                -----------
     EXCHANGE-TRADED FUNDS -- 0.3%
       iShares MSCI ACWI ETF
        (cost $64,975)...............................    1,137       70,199
                                                                -----------
     TOTAL LONG-TERM INVESTMENT SECURITIES
        (cost $26,071,518)...........................            25,731,760
                                                                -----------
     SHORT-TERM INVESTMENT SECURITIES -- 0.5%
     TIME DEPOSITS -- 0.5%
       Euro Time Deposit with State Street
        Bank and Trust Co.
        0.01% due 05/01/2015
        (cost $141,000).............................. $141,000      141,000
                                                                -----------
     TOTAL INVESTMENTS
        (cost $26,212,518)(3)........................     98.0%  25,872,760
     Other assets less liabilities...................      2.0      530,355
                                                      --------  -----------
     NET ASSETS                                          100.0% $26,403,115
                                                      ========  ===========

--------
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At April 30, 2015, the aggregate value of these securities was $1,345,022 representing 5.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Security was valued using fair value procedures at April 30, 2015. The aggregate value of these securities was $3,164,468 representing 12.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)Perpetual maturity -- maturity date reflects the next call date.
(3)See Note 6 for cost of investments on a tax basis.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)


ADR -- American Depository Receipt
GDR -- Global Depository Receipt
FRS -- Floating Rate Security
VRS -- Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at April 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2015 (see Note 3):

                                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                                  --------------------- ----------------- ---------------------- -----------
ASSETS:
Investment at Value:*
  Common Stocks:
   Cellular Telecom..............................      $   301,523         $  189,851              $--           $   491,374
   Coal..........................................          142,840            198,109               --               340,949
   Medical-Drugs.................................               --            309,967               --               309,967
   Metal-Diversified.............................               --            141,626               --               141,626
   Oil & Gas Drilling............................               --             72,005               --                72,005
   Oil Companies-Integrated......................          367,179            252,493               --               619,672
   Real Estate Operations & Development..........               --            493,773               --               493,773
   Retail-Hypermarkets...........................               --            156,977               --               156,977
   Rubber-Tires..................................               --            165,744               --               165,744
   Semiconductor Components-Integrated Circuits..               --            180,655               --               180,655
   Shipbuilding..................................               --            207,718               --               207,718
   Telecom Services..............................           86,012            159,836               --               245,848
   Telephone-Integrated..........................          334,516            635,714               --               970,230
   Other Industries..............................        2,692,551                 --               --             2,692,551
  Preferred Securities...........................        4,025,557                 --               --             4,025,557
  Preferred Securities/Capital Securities........               --          4,156,161               --             4,156,161
  Registered Investment Companies................       10,343,554                 --               --            10,343,554
  U.S. Corporate Bonds & Notes...................               --             47,200               --                47,200
  Exchange-Traded Funds..........................           70,199                 --               --                70,199
Short-Term Investment Securities.................               --            141,000               --               141,000
                                                       -----------         ----------              ---           -----------
TOTAL INVESTMENT AT VALUE                              $18,363,931         $7,508,829              $--           $25,872,760
                                                       ===========         ==========              ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $569,569 were transferred from Level 2 to Level 1 following a reassessment of inputs. There were no additional transfers between levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO PROFILE -- APRIL 30, 2015 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                Medical-Biomedical/Gene................... 6.2%
                Banks-Commercial.......................... 5.2
                Real Estate Investment Trusts............. 4.9
                Medical-Drugs............................. 3.7
                Electronic Components-Semiconductors...... 2.5
                Medical Instruments....................... 2.5
                Oil Companies-Exploration & Production.... 2.2
                Retail-Restaurants........................ 2.2
                Human Resources........................... 1.9
                Enterprise Software/Service............... 1.9
                Medical Products.......................... 1.7
                Consulting Services....................... 1.4
                Insurance-Property/Casualty............... 1.3
                Networking Products....................... 1.0
                Audio/Video Products...................... 1.0
                Investment Management/Advisor Services.... 1.0
                Telecommunication Equipment............... 0.9
                Internet Content-Information/News......... 0.9
                Semiconductor Equipment................... 0.9
                Building-Residential/Commercial........... 0.9
                Telecom Equipment-Fiber Optics............ 0.9
                Airlines.................................. 0.9
                Computer Services......................... 0.9
                Building-Mobile Home/Manufactured Housing. 0.8
                Electric-Integrated....................... 0.8
                Containers-Paper/Plastic.................. 0.8
                Printing-Commercial....................... 0.8
                Funeral Services & Related Items.......... 0.8
                Food-Wholesale/Distribution............... 0.8
                Building Products-Doors & Windows......... 0.8
                Savings & Loans/Thrifts................... 0.8
                Medical-Outpatient/Home Medical........... 0.8
                Computer Software......................... 0.8
                Computer Data Security.................... 0.8
                Recreational Vehicles..................... 0.7
                Veterinary Diagnostics.................... 0.7
                Commercial Services....................... 0.7
                Theaters.................................. 0.7
                Building Products-Light Fixtures.......... 0.7
                Time Deposits............................. 0.7
                Instruments-Scientific.................... 0.7
                Wire & Cable Products..................... 0.7
                Internet Telephone........................ 0.7
                Diagnostic Equipment...................... 0.7
                Retail-Home Furnishings................... 0.6
                Electronic Security Devices............... 0.6
                Retirement/Aged Care...................... 0.6
                Physical Therapy/Rehabilitation Centers... 0.6
                Retail-Apparel/Shoe....................... 0.6
                Home Furnishings.......................... 0.6
                Beverages-Non-alcoholic................... 0.6
                Food-Misc./Diversified.................... 0.6
                Virtual Reality Products.................. 0.6
                Computers-Periphery Equipment............. 0.6
                Respiratory Products...................... 0.6
                Transport-Services........................ 0.6
                Athletic Equipment........................ 0.6
                E-Commerce/Services....................... 0.6
                Chemicals-Specialty....................... 0.6
                Electronic Components-Misc................ 0.6
                Leisure Products.......................... 0.6

               Apparel Manufacturers........................ 0.6
               Gas-Distribution............................. 0.5
               Medical Labs & Testing Services.............. 0.5
               Research & Development....................... 0.5
               Applications Software........................ 0.5
               Telecom Services............................. 0.5
               Hazardous Waste Disposal..................... 0.5
               Food-Dairy Products.......................... 0.5
               Auto/Truck Parts & Equipment-Original........ 0.5
               Exchange-Traded Funds........................ 0.4
               Aerospace/Defense-Equipment.................. 0.4
               Oil-Field Services........................... 0.4
               Commercial Services-Finance.................. 0.4
               Diversified Manufacturing Operations......... 0.4
               Therapeutics................................. 0.4
               Distribution/Wholesale....................... 0.4
               E-Commerce/Products.......................... 0.4
               Transport-Truck.............................. 0.4
               Semiconductor Components-Integrated Circuits. 0.3
               Multimedia................................... 0.3
               Insurance-Life/Health........................ 0.3
               Finance-Investment Banker/Broker............. 0.3
               Footwear & Related Apparel................... 0.3
               Wireless Equipment........................... 0.3
               Metal Processors & Fabrication............... 0.3
               Building & Construction Products-Misc........ 0.3
               Drug Delivery Systems........................ 0.3
               Aerospace/Defense............................ 0.3
               Data Processing/Management................... 0.3
               Retail-Automobile............................ 0.3
               Transport-Marine............................. 0.3
               Chemicals-Diversified........................ 0.2
               Office Furnishings-Original.................. 0.2
               Medical-HMO.................................. 0.2
               Machinery-General Industrial................. 0.2
               Independent Power Producers.................. 0.2
               Financial Guarantee Insurance................ 0.2
               Finance-Consumer Loans....................... 0.2
               Finance-Other Services....................... 0.2
               Energy-Alternate Sources..................... 0.2
               Schools...................................... 0.2
               Paper & Related Products..................... 0.2
               Textile-Apparel.............................. 0.2
               Filtration/Separation Products............... 0.2
               Computers-Integrated Systems................. 0.2
               Resorts/Theme Parks.......................... 0.2
               Insurance-Reinsurance........................ 0.2
               Consumer Products-Misc....................... 0.2
               Transactional Software....................... 0.2
               Oil Refining & Marketing..................... 0.2
               Chemicals-Plastics........................... 0.2
               Satellite Telecom............................ 0.1
               Engineering/R&D Services..................... 0.1
               Miscellaneous Manufacturing.................. 0.1
               Power Converter/Supply Equipment............. 0.1
               Retail-Office Supplies....................... 0.1
               Food-Retail.................................. 0.1
               Steel-Producers.............................. 0.1
               Instruments-Controls......................... 0.1
               Water........................................ 0.1
               Medical Information Systems.................. 0.1
               Medical-Hospitals............................ 0.1
               Electronic Measurement Instruments........... 0.1

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO PROFILE -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)

                 Pipelines................................ 0.1
                 E-Marketing/Info......................... 0.1
                 Racetracks............................... 0.1
                 Lasers-System/Components................. 0.1
                 Real Estate Operations & Development..... 0.1
                 Industrial Automated/Robotic............. 0.1
                 Computer Aided Design.................... 0.1
                 Hotels/Motels............................ 0.1
                 Recreational Centers..................... 0.1
                 Insurance-Multi-line..................... 0.1
                 Medical Sterilization Products........... 0.1
                 Building & Construction-Misc............. 0.1
                 Retail-Misc./Diversified................. 0.1
                 Retail-Discount.......................... 0.1
                 Real Estate Management/Services.......... 0.1
                 Wound, Burn & Skin Care.................. 0.1
                 Food-Canned.............................. 0.1
                 Transport-Equipment & Leasing............ 0.1
                 Building-Heavy Construction.............. 0.1
                 Publishing-Books......................... 0.1
                 Auto/Truck Parts & Equipment-Replacement. 0.1
                 Oil Field Machinery & Equipment.......... 0.1
                 Medical-Nursing Homes.................... 0.1
                 Finance-Mortgage Loan/Banker............. 0.1
                 Medical-Generic Drugs.................... 0.1
                 Batteries/Battery Systems................ 0.1
                 Patient Monitoring Equipment............. 0.1
                 Retail-Convenience Store................. 0.1
                 Web Hosting/Design....................... 0.1
                 Linen Supply & Related Items............. 0.1
                 Food-Flour & Grain....................... 0.1
                 Diversified Operations................... 0.1
                 Telephone-Integrated..................... 0.1
                 Security Services........................ 0.1
                 Electric Products-Misc................... 0.1
                 Television............................... 0.1
                 Tobacco.................................. 0.1
                 Non-Ferrous Metals....................... 0.1
                 Advanced Materials....................... 0.1
                 Rental Auto/Equipment.................... 0.1
                 Storage/Warehousing...................... 0.1
                 Auction Houses/Art Dealers............... 0.1
                 Retail-Pawn Shops........................ 0.1
                 Entertainment Software................... 0.1
                 Publishing-Periodicals................... 0.1
                 Coal..................................... 0.1
                 Steel Pipe & Tube........................ 0.1
                 Gambling (Non-Hotel)..................... 0.1
                 Building Products-Wood................... 0.1
                 Rubber-Tires............................. 0.1
                 Publishing-Newspapers.................... 0.1
                 Broadcast Services/Program............... 0.1
                 Diversified Minerals..................... 0.1
                 Internet Connectivity Services........... 0.1
                 Electronic Design Automation............. 0.1
                 Internet Application Software............ 0.1
                 Rubber/Plastic Products.................. 0.1
                 Metal-Aluminum........................... 0.1
                 Food-Meat Products....................... 0.1
                 Retail-Sporting Goods.................... 0.1
                 Brewery.................................. 0.1
                 Disposable Medical Products.............. 0.1
                 Medical-Wholesale Drug Distribution...... 0.1

                 Health Care Cost Containment...........   0.1
                 Building Products-Cement...............   0.1
                 Finance-Credit Card....................   0.1
                 Agricultural Operations................   0.1
                 Auto Repair Centers....................   0.1
                 Firearms & Ammunition..................   0.1
                 Lighting Products & Systems............   0.1
                 Identification Systems.................   0.1
                 Building-Maintenance & Services........   0.1
                 Finance-Auto Loans.....................   0.1
                 Internet Content-Entertainment.........   0.1
                 Environmental Consulting & Engineering.   0.1
                 Diagnostic Kits........................   0.1
                 Poultry................................   0.1
                 Machinery-Electrical...................   0.1
                 Transport-Air Freight..................   0.1
                 Finance-Leasing Companies..............   0.1
                 Oil & Gas Drilling.....................   0.1
                 Casino Hotels..........................   0.1
                                                         -----
                 Total Investments......................  98.4
                 Other assets less liabilities..........   1.6
                                                         -----
                 Net Assets............................. 100.0%
                                                         =====

--------
* Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED)



                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 3)
         -------------------------------------------------------------
         COMMON STOCKS -- 97.3%
         ADVERTISING AGENCIES -- 0.0%
           MDC Partners, Inc., Class A................    609  12,752
           Tremor Video, Inc.+........................    509   1,273
                                                              -------
                                                               14,025
                                                              -------
         ADVERTISING SERVICES -- 0.0%
           Journal Media Group, Inc.+.................    237   2,202
           Marchex, Inc., Class B.....................    471   2,002
           Marin Software, Inc.+......................    378   2,283
           Millennial Media, Inc.+....................  1,081   1,676
           Sizmek, Inc.+..............................    316   2,199
                                                              -------
                                                               10,362
                                                              -------
         AEROSPACE/DEFENSE -- 0.3%
           Aerovironment, Inc.+.......................    273   6,989
           Cubic Corp.................................    296  14,676
           Esterline Technologies Corp.+..............    456  50,748
           Kratos Defense & Security Solutions, Inc.+.    641   3,506
           National Presto Industries, Inc............     69   4,318
           Teledyne Technologies, Inc.+...............    538  56,474
                                                              -------
                                                              136,711
                                                              -------
         AEROSPACE/DEFENSE-EQUIPMENT -- 0.4%
           AAR Corp...................................    568  17,176
           Aerojet Rocketdyne Holdings, Inc.+.........    858  16,868
           Astronics Corp.+...........................    270  18,174
           Astronics Corp., Class B+..................     47   3,236
           Curtiss-Wright Corp........................    691  50,484
           Ducommun, Inc.+............................    156   4,742
           Erickson, Inc.+............................     87     309
           HEICO Corp.................................    954  53,271
           Kaman Corp.................................    393  16,392
           LMI Aerospace, Inc.+.......................    154   1,739
           Moog, Inc., Class A+.......................    594  41,509
           SIFCO Industries, Inc......................     36     525
                                                              -------
                                                              224,425
                                                              -------
         AGRICULTURAL BIOTECH -- 0.0%
           Marrone Bio Innovations, Inc.+.............    200     668
                                                              -------
         AGRICULTURAL CHEMICALS -- 0.0%
           Intrepid Potash, Inc.+.....................    800  10,024
           Rentech, Inc.+.............................  3,267   3,920
                                                              -------
                                                               13,944
                                                              -------
         AGRICULTURAL OPERATIONS -- 0.1%
           Alico, Inc.................................     42   1,964
           Andersons, Inc.............................    405  17,290
           Limoneira Co...............................    161   3,693
           Tejon Ranch Co.+...........................    194   4,792
                                                              -------
                                                               27,739
                                                              -------
         AIRLINES -- 0.9%
           Allegiant Travel Co........................    198  30,445
           Hawaiian Holdings, Inc.+................... 14,156 326,721
           JetBlue Airways Corp.+.....................  3,566  73,210
           Republic Airways Holdings, Inc.+...........    714   8,739


                                                          VALUE
                     SECURITY DESCRIPTION         SHARES (NOTE 3)
              ---------------------------------------------------
              AIRLINES (CONTINUED)
                SkyWest, Inc.....................    733 $ 10,005
                Virgin America, Inc.+............    220    6,323
                                                         --------
                                                          455,443
                                                         --------
              APPAREL MANUFACTURERS -- 0.6%
                Columbia Sportswear Co...........    394   24,704
                G-III Apparel Group, Ltd.+.......    275   30,574
                Oxford Industries, Inc...........    209   16,605
                Quiksilver, Inc.+................  1,948    3,234
                Sequential Brands Group, Inc.+...    242    3,001
                Superior Uniform Group, Inc...... 12,190  207,230
                Vince Holding Corp.+.............    160    2,949
                                                         --------
                                                          288,297
                                                         --------
              APPLIANCES -- 0.0%
                iRobot Corp.+....................    423   13,714
                                                         --------
              APPLICATIONS SOFTWARE -- 0.5%
                Brightcove, Inc.+................    460    3,183
                Callidus Software, Inc.+.........    698    8,620
                Constant Contact, Inc.+..........    450   15,683
                Cvent, Inc.+.....................    257    6,908
                Dealertrack Technologies, Inc.+..    769   30,229
                Demandware, Inc.+................    431   26,550
                Ebix, Inc........................    439   11,980
                Epiq Systems, Inc................    446    7,988
                Five9, Inc.+.....................    175      950
                Globant SA+......................     97    2,038
                HubSpot, Inc.+...................     82    3,174
                Imperva, Inc.+...................    317   14,462
                inContact, Inc.+.................    871    9,015
                Infoblox, Inc.+..................    773   18,212
                Jive Software, Inc.+.............    611    3,287
                Park City Group, Inc.+...........    137    1,486
                Paycom Software, Inc.+...........     93    2,940
                PDF Solutions, Inc.+.............    438    7,915
                Progress Software Corp.+.........    737   19,457
                RealPage, Inc.+..................    743   14,741
                Tangoe, Inc.+....................    555    7,592
                Verint Systems, Inc.+............    858   52,707
                                                         --------
                                                          269,117
                                                         --------
              ATHLETIC EQUIPMENT -- 0.6%
                Black Diamond, Inc.+.............    326    2,937
                Nautilus, Inc.+.................. 17,617  296,142
                                                         --------
                                                          299,079
                                                         --------
              AUCTION HOUSES/ART DEALERS -- 0.1%
                Sotheby's........................    874   37,329
                                                         --------
              AUDIO/VIDEO PRODUCTS -- 1.0%
                Daktronics, Inc..................    542    5,816
                DTS, Inc.+.......................  7,895  283,036
                Skullcandy, Inc.+................ 19,791  213,941
                TiVo, Inc.+......................  1,471   16,254
                Universal Electronics, Inc.+.....    228   12,298
                VOXX International Corp.+........    279    2,659
                                                         --------
                                                          534,004
                                                         --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                                 VALUE
                     SECURITY DESCRIPTION                SHARES (NOTE 3)
        ----------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        AUTO REPAIR CENTERS -- 0.1%
          Monro Muffler Brake, Inc......................    452 $ 27,070
                                                                --------
        AUTO-TRUCK TRAILERS -- 0.0%
          Wabash National Corp.+........................    989   13,866
                                                                --------
        AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.5%
          Accuride Corp.+...............................    552    2,252
          American Axle & Manufacturing Holdings, Inc.+.    971   24,207
          Cooper-Standard Holding, Inc.+................    196   11,960
          Dana Holding Corp.............................  2,430   52,415
          Federal-Mogul Holdings Corp.+.................    414    5,341
          Fuel Systems Solutions, Inc.+.................    203    2,253
          Gentherm, Inc.+...............................    506   26,681
          Meritor, Inc.+................................  1,404   18,420
          Miller Industries, Inc........................    162    3,626
          Modine Manufacturing Co.+.....................    684    8,406
          Spartan Motors, Inc...........................    494    2,327
          Strattec Security Corp........................     50    3,754
          Superior Industries International, Inc........    339    6,305
          Tenneco, Inc.+................................    873   51,027
          Titan International, Inc......................    632    6,566
          Tower International, Inc.+....................    296    7,655
                                                                --------
                                                                 233,195
                                                                --------
        AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT -- 0.1%
          Commercial Vehicle Group, Inc.+...............    380    2,189
          Dorman Products, Inc.+........................    388   18,170
          Douglas Dynamics, Inc.........................    320    6,960
          Motorcar Parts of America, Inc.+..............    256    7,483
          Remy International, Inc.......................    205    4,561
          Standard Motor Products, Inc..................    284   10,735
                                                                --------
                                                                  50,098
                                                                --------
        B2B/E-COMMERCE -- 0.0%
          Covisint Corp.+...............................    549    1,076
          ePlus, Inc.+..................................     75    6,222
          Global Sources, Ltd.+.........................    218    1,208
          TechTarget, Inc.+.............................    238    2,575
                                                                --------
                                                                  11,081
                                                                --------
        BANKS-COMMERCIAL -- 5.2%
          1st Source Corp...............................    215    6,691
          American National Bankshares, Inc.............    113    2,544
          Ameris Bancorp................................    361    9,021
          Ames National Corp............................    118    2,943
          Arrow Financial Corp..........................    157    4,091
          BancFirst Corp................................    102    5,887
          Bancorp, Inc.+................................    474    4,617
          BancorpSouth, Inc.............................  1,378   33,361
          Bank of Kentucky Financial Corp...............     90    4,310
          Bank of Marin Bancorp.........................     85    4,286
          Bank of the Ozarks, Inc.......................  1,221   47,326
          Banner Corp...................................    281   12,707
          BBCN Bancorp, Inc.............................  1,140   16,177
          Blue Hills Bancorp, Inc.+.....................    408    5,475
          BNC Bancorp...................................    286    5,220
          Bridge Bancorp, Inc...........................    167    4,220
          Bridge Capital Holdings+......................    141    3,814
          Bryn Mawr Bank Corp........................... 10,566  317,931


                                                              VALUE
                     SECURITY DESCRIPTION             SHARES (NOTE 3)
          -----------------------------------------------------------
          BANKS-COMMERCIAL (CONTINUED)
            C1 Financial, Inc.+......................    47  $    880
            Camden National Corp.....................   106     4,062
            Capital Bank Financial Corp., Class A+...   329     8,922
            Capital City Bank Group, Inc.............   153     2,153
            Cardinal Financial Corp..................   459     9,469
            Cascade Bancorp+.........................   445     2,145
            Cass Information Systems, Inc............   165     8,625
            Cathay General Bancorp Class B........... 1,142    32,638
            Centerstate Banks, Inc...................   510     6,202
            Central Pacific Financial Corp...........   246     5,633
            Century Bancorp, Inc., Class A...........    50     1,932
            Chemical Financial Corp..................   470    14,523
            Citizens & Northern Corp.................   178     3,532
            City Holding Co..........................   225    10,343
            CNB Financial Corp.......................   208     3,573
            CoBiz Financial, Inc.....................   514     6,173
            Columbia Banking System, Inc.............   824    24,473
            Community Bank System, Inc...............   584    20,411
            Community Trust Bancorp, Inc.............   224     7,186
            CommunityOne Bancorp+....................   166     1,635
            ConnectOne Bancorp, Inc..................   324     6,227
            CU Bancorp+..............................   143     2,963
            Customers Bancorp, Inc.+.................   367     9,252
            CVB Financial Corp....................... 1,519    23,772
            Eagle Bancorp, Inc.+..................... 7,538   277,851
            Enterprise Bancorp, Inc..................   107     2,296
            Enterprise Financial Services Corp.......   283     5,810
            Fidelity Southern Corp...................   238     3,998
            Financial Institutions, Inc..............   199     4,686
            First BanCorp+........................... 1,495     8,985
            First Bancorp............................   283     4,593
            First Bancorp, Inc.......................   138     2,302
            First Busey Corp......................... 1,040     6,490
            First Business Financial Services, Inc...    57     2,589
            First Citizens BancShares, Inc., Class A.   109    26,197
            First Commonwealth Financial Corp........ 1,349    12,168
            First Community Bancshares, Inc..........   235     3,939
            First Connecticut Bancorp, Inc...........   232     3,429
            First Financial Bancorp..................   828    14,291
            First Financial Bankshares, Inc..........   919    26,614
            First Financial Corp.....................   165     5,602
            First Interstate BancSystem, Inc.........   260     7,036
            First Merchants Corp.....................   517    11,669
            First Midwest Bancorp, Inc............... 1,080    18,468
            First NBC Bank Holding Co.+..............   214     7,529
            First of Long Island Corp................   173     4,328
            FirstMerit Corp.......................... 2,372    45,946
            FNB Corp................................. 2,491    33,056
            German American Bancorp, Inc.............   190     5,436
            Glacier Bancorp, Inc..................... 1,068    28,131
            Great Southern Bancorp, Inc..............   149     5,874
            Great Western Bancorp, Inc...............   264     5,774
            Green Bancorp, Inc.+.....................    67       801
            Guaranty Bancorp.........................   211     3,321
            Hampton Roads Bankshares, Inc.+..........   489       870
            Hancock Holding Co....................... 1,180    34,350
            Hanmi Financial Corp.....................   457     9,725
            Heartland Financial USA, Inc.............   226     7,777

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                                 VALUE
                     SECURITY DESCRIPTION                SHARES (NOTE 3)
       -----------------------------------------------------------------
       COMMON STOCKS (CONTINUED)
       BANKS-COMMERCIAL (CONTINUED)
         Heritage Commerce Corp.........................    299 $  2,664
         Heritage Financial Corp........................    433    7,318
         Heritage Oaks Bancorp..........................    322    2,566
         Home BancShares, Inc...........................    777   25,548
         Horizon Bancorp................................    132    3,082
         Hudson Valley Holding Corp.....................    211    5,220
         IBERIABANK Corp................................    451   28,102
         Independent Bank Corp. (NASDAQ)................    343   14,310
         Independent Bank Corp. (Berlin Stock Exchange).    329    4,356
         International Bancshares Corp..................    780   20,264
         Lakeland Bancorp, Inc..........................    544    6,174
         Lakeland Financial Corp........................    237    9,255
         LegacyTexas Financial Group, Inc...............    573   14,583
         Macatawa Bank Corp.............................    376    1,974
         MainSource Financial Group, Inc................    293    5,640
         MB Financial, Inc..............................    953   28,714
         Mercantile Bank Corp...........................    241    4,777
         Merchants Bancshares, Inc......................     74    2,180
         Metro Bancorp, Inc.............................    203    5,205
         MidSouth Bancorp, Inc..........................    120    1,556
         MidWestOne Financial Group, Inc................    100    2,925
         National Bankshares, Inc.......................    100    2,901
         National Penn Bancshares, Inc..................  1,778   18,491
         NBT Bancorp, Inc...............................    627   15,142
         NewBridge Bancorp..............................    482    3,880
         Northrim BanCorp, Inc..........................     98    2,442
         OFG Bancorp....................................    646    9,102
         Old Line Bancshares, Inc.......................    120    1,927
         Old National Bancorp...........................  1,689   23,072
         Opus Bank......................................     74    2,316
         Pacific Continental Corp.......................    258    3,328
         Palmetto Bancshares, Inc.......................     64    1,162
         Park National Corp.............................    184   15,191
         Park Sterling Corp.............................    641    4,295
         Peapack Gladstone Financial Corp...............    173    3,621
         Penns Woods Bancorp, Inc.......................     69    3,008
         Peoples Bancorp, Inc...........................    196    4,545
         Peoples Financial Services Corp................    108    4,243
         Pinnacle Financial Partners, Inc...............    510   24,301
         Preferred Bank................................. 10,018  282,307
         PrivateBancorp, Inc............................  1,028   38,108
         Prosperity Bancshares, Inc.....................  1,000   53,340
         Renasant Corp..................................    452   13,429
         Republic Bancorp, Inc., Class A................    142    3,377
         Republic First Bancorp, Inc.+..................    444    1,598
         S&T Bancorp, Inc...............................    426   11,459
         Sandy Spring Bancorp, Inc......................    359    9,356
         Seacoast Banking Corp. of Florida+.............    278    3,881
         ServisFirst Bancshares, Inc....................     27      941
         Sierra Bancorp.................................    174    2,850
         Simmons First National Corp., Class A..........    234   10,237
         South State Corp...............................    346   23,431
         Southside Bancshares, Inc......................    440   12,019
         Southwest Bancorp, Inc.........................    284    4,893
         Square 1 Financial, Inc., Class A+.............     99    2,560
         State Bank Financial Corp......................    461    9,225
         Stock Yards Bancorp, Inc.......................    210    7,308


                                                                VALUE
                    SECURITY DESCRIPTION               SHARES  (NOTE 3)
       -----------------------------------------------------------------
       BANKS-COMMERCIAL (CONTINUED)
         Stonegate Bank...............................    143 $    4,096
         Suffolk Bancorp..............................    166      3,977
         Sun Bancorp, Inc./NJ+........................    122      2,309
         Susquehanna Bancshares, Inc..................  2,692     36,180
         Talmer Bancorp, Inc., Class A................    257      3,953
         Texas Capital Bancshares, Inc.+..............    656     34,545
         Tompkins Financial Corp......................    213     11,108
         Towne Bank...................................    618     10,228
         TriCo Bancshares.............................    324      7,556
         TriState Capital Holdings, Inc.+.............    317      3,963
         Triumph Bancorp, Inc.+.......................    111      1,490
         TrustCo Bank Corp............................  1,358      9,058
         Trustmark Corp...............................    967     23,015
         UMB Financial Corp...........................    541     26,936
         Umpqua Holdings Corp.........................  2,390     40,654
         Union Bankshares Corp........................    664     14,449
         United Bankshares, Inc.......................    991     37,242
         United Community Banks, Inc..................    717     13,343
         Univest Corp. of Pennsylvania................    233      4,546
         Valley National Bancorp......................  3,253     30,676
         Washington Trust Bancorp, Inc................    211      7,811
         Webster Financial Corp.......................  1,296     46,436
         WesBanco, Inc................................    469     14,778
         West Bancorporation, Inc.....................    229      4,342
         Westamerica Bancorporation...................    377     16,418
         Western Alliance Bancorp+....................  1,082     33,455
         Wilshire Bancorp, Inc........................  1,008     10,634
         Wintrust Financial Corp......................    668     32,558
         Yadkin Financial Corp.+......................    292      5,747
                                                              ----------
                                                               2,670,478
                                                              ----------
       BANKS-FIDUCIARY -- 0.0%
         Boston Private Financial Holdings, Inc.......  1,148     15,096
                                                              ----------
       BANKS-MORTGAGE -- 0.0%
         Walker & Dunlop, Inc.+.......................    266      5,091
                                                              ----------
       BANKS-SUPER REGIONAL -- 0.0%
         Independent Bank Group, Inc..................    131      5,043
                                                              ----------
       BATTERIES/BATTERY SYSTEMS -- 0.1%
         EnerSys......................................    673     45,697
                                                              ----------
       BEVERAGES-NON-ALCOHOLIC -- 0.6%
         Coca-Cola Bottling Co. Consolidated..........     67      7,571
         National Beverage Corp.+.....................    164      3,666
         Primo Water Corp.+........................... 60,059    311,706
                                                              ----------
                                                                 322,943
                                                              ----------
       BICYCLE MANUFACTURING -- 0.0%
         Fox Factory Holding Corp.+...................    160      2,435
                                                              ----------
       BREWERY -- 0.1%
         Boston Beer Co., Inc., Class A+..............    120     29,736
         Craft Brew Alliance, Inc.+...................    158      2,078
                                                              ----------
                                                                  31,814
                                                              ----------
       BROADCAST SERVICES/PROGRAM -- 0.1%
         Crown Media Holdings, Inc., Class A+.........    498      1,868
         Hemisphere Media Group, Inc.+................    120      1,517
         Nexstar Broadcasting Group, Inc., Class A....    439     25,664
         World Wrestling Entertainment, Inc., Class A.    427      5,730
                                                              ----------
                                                                  34,779
                                                              ----------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 3)
        ---------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.3%
          Aspen Aerogels, Inc.+........................     81 $    530
          Builders FirstSource, Inc.+..................    655    8,358
          Drew Industries, Inc.........................    339   19,211
          Gibraltar Industries, Inc.+..................    443    7,336
          Louisiana-Pacific Corp.+.....................  2,025   30,861
          NCI Building Systems, Inc.+..................    403    6,238
          Nortek, Inc.+................................    131   11,085
          Patrick Industries, Inc.+....................    117    7,027
          Ply Gem Holdings, Inc.+......................    306    4,156
          Quanex Building Products Corp................    538   10,383
          Simpson Manufacturing Co., Inc...............    593   19,439
          Stock Building Supply Holdings, Inc.+........    209    3,839
          Trex Co., Inc.+..............................    482   22,616
                                                               --------
                                                                151,079
                                                               --------
        BUILDING & CONSTRUCTION-MISC. -- 0.1%
          Aegion Corp.+................................    545   10,039
          Comfort Systems USA, Inc.....................    540   11,173
          Dycom Industries, Inc.+......................    487   22,392
          Layne Christensen Co.+.......................    285    1,915
          MYR Group, Inc.+.............................    306    8,972
                                                               --------
                                                                 54,491
                                                               --------
        BUILDING PRODUCTS-AIR & HEATING -- 0.0%
          AAON, Inc....................................    606   14,526
                                                               --------
        BUILDING PRODUCTS-CEMENT -- 0.1%
          Continental Building Products, Inc.+.........    168    3,698
          Headwaters, Inc.+............................  1,054   18,529
          US Concrete, Inc.+...........................    203    7,369
                                                               --------
                                                                 29,596
                                                               --------
        BUILDING PRODUCTS-DOORS & WINDOWS -- 0.8%
          Apogee Enterprises, Inc......................    418   21,995
          Griffon Corp.................................    572    9,615
          Masonite International Corp.+................    422   27,936
          PGT, Inc.+................................... 29,264  331,269
                                                               --------
                                                                390,815
                                                               --------
        BUILDING PRODUCTS-LIGHT FIXTURES -- 0.7%
          LSI Industries, Inc.......................... 39,979  358,212
                                                               --------
        BUILDING PRODUCTS-WOOD -- 0.1%
          Boise Cascade Co.+...........................    565   19,606
          Universal Forest Products, Inc...............    288   15,932
                                                               --------
                                                                 35,538
                                                               --------
        BUILDING-HEAVY CONSTRUCTION -- 0.1%
          Granite Construction, Inc....................    561   19,472
          MasTec, Inc.+................................    939   16,846
          Orion Marine Group, Inc.+....................    393    3,309
          Sterling Construction Co., Inc.+.............    269    1,181
          Tutor Perini Corp.+..........................    535   11,342
                                                               --------
                                                                 52,150
                                                               --------
        BUILDING-MAINTENANCE & SERVICES -- 0.1%
          ABM Industries, Inc..........................    801   25,672
                                                               --------


                                                                  VALUE
                     SECURITY DESCRIPTION                 SHARES (NOTE 3)
       ------------------------------------------------------------------
       BUILDING-MOBILE HOME/MANUFACTURED HOUSING -- 0.8%
         Cavco Industries, Inc.+.........................  4,217 $276,509
         Winnebago Industries, Inc.......................  7,071  146,440
                                                                 --------
                                                                  422,949
                                                                 --------
       BUILDING-RESIDENTIAL/COMMERCIAL -- 0.9%
         AV Homes, Inc.+.................................    162    2,556
         Beazer Homes USA, Inc.+.........................    383    6,706
         Century Communities, Inc.+......................     57    1,090
         Hovnanian Enterprises, Inc., Class A+...........  1,675    5,226
         Installed Building Products, Inc.+.............. 14,333  298,270
         KB Home.........................................  1,201   17,402
         LGI Homes, Inc.+................................    205    3,376
         M/I Homes, Inc.+................................    351    7,919
         MDC Holdings, Inc...............................    560   15,030
         Meritage Homes Corp.+...........................    561   23,994
         New Home Co., Inc.+.............................    120    1,781
         Ryland Group, Inc...............................    673   27,741
         Standard Pacific Corp.+.........................  2,077   16,824
         TRI Pointe Homes, Inc.+.........................  2,103   30,031
         UCP, Inc., Class A+.............................    112      970
         WCI Communities, Inc.+..........................    168    3,906
         William Lyon Homes, Class A+....................    252    5,456
                                                                 --------
                                                                  468,278
                                                                 --------
       CAPACITORS -- 0.0%
         Kemet Corp.+....................................    651    2,812
                                                                 --------
       CASINO HOTELS -- 0.1%
         Boyd Gaming Corp.+..............................  1,112   14,678
         Caesars Entertainment Corp.+....................    736    6,985
         Monarch Casino & Resort, Inc.+..................    136    2,489
                                                                 --------
                                                                   24,152
                                                                 --------
       CASINO SERVICES -- 0.0%
         Scientific Games Corp., Class A+................    727    9,211
                                                                 --------
       CELLULAR TELECOM -- 0.0%
         Comverse, Inc.+.................................    322    7,889
         Leap Wireless CVR+(1)(2)........................    881        0
         NTELOS Holdings Corp............................    243    1,412
         Vringo, Inc.+...................................  1,025      635
                                                                 --------
                                                                    9,936
                                                                 --------
       CHEMICALS-DIVERSIFIED -- 0.2%
         Aceto Corp......................................    412    7,985
         Axiall Corp.....................................  1,003   40,922
         Innophos Holdings, Inc..........................    315   16,645
         Innospec, Inc...................................    350   15,295
         Koppers Holdings, Inc...........................    293    6,587
         Olin Corp.......................................  1,133   33,457
                                                                 --------
                                                                  120,891
                                                                 --------
       CHEMICALS-OTHER -- 0.0%
         American Vanguard Corp..........................    412    4,495
                                                                 --------
       CHEMICALS-PLASTICS -- 0.2%
         A. Schulman, Inc................................    419   17,787
         Landec Corp.+...................................    384    5,457
         PolyOne Corp....................................  1,350   52,717
                                                                 --------
                                                                   75,961
                                                                 --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                            VALUE
                     SECURITY DESCRIPTION           SHARES (NOTE 3)
            -------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            CHEMICALS-SPECIALTY -- 0.6%
              Balchem Corp.........................    436 $ 22,855
              Calgon Carbon Corp...................    764   16,953
              Chemtura Corp.+......................  1,222   36,819
              Ferro Corp.+.........................  1,029   13,881
              H.B. Fuller Co.......................    719   30,033
              Hawkins, Inc.........................    152    5,996
              KMG Chemicals, Inc...................    138    4,041
              Kraton Performance Polymers, Inc.+...    470   10,594
              Minerals Technologies, Inc...........    495   33,526
              Oil-Dri Corp. of America.............     70    2,297
              OM Group, Inc........................    461   13,849
              OMNOVA Solutions, Inc.+..............    679    5,425
              Quaker Chemical Corp.................    190   15,812
              Sensient Technologies Corp...........    710   46,406
              Stepan Co............................    276   14,057
              Tronox, Ltd., Class A................    882   18,478
              Zep, Inc.............................    330    6,560
                                                           --------
                                                            297,582
                                                           --------
            CIRCUIT BOARDS -- 0.0%
              Multi-Fineline Electronix, Inc.+.....    129    3,016
              Park Electrochemical Corp............    300    6,516
              TTM Technologies, Inc.+..............    776    7,256
                                                           --------
                                                             16,788
                                                           --------
            COAL -- 0.1%
              Alpha Natural Resources, Inc.+.......  3,175    2,572
              Arch Coal, Inc.+.....................  3,045    2,966
              Cloud Peak Energy, Inc.+.............    874    5,672
              Hallador Energy Co...................    149    1,712
              SunCoke Energy, Inc..................    950   16,654
              Walter Energy, Inc...................    944      479
              Westmoreland Coal Co.+...............    215    6,110
                                                           --------
                                                             36,165
                                                           --------
            COATINGS/PAINT -- 0.0%
              Kronos Worldwide, Inc................    300    4,035
                                                           --------
            COFFEE -- 0.0%
              Farmer Bros. Co.+....................    107    2,668
                                                           --------
            COMMERCIAL SERVICES -- 0.7%
              Care.com, Inc.+......................     94      603
              Collectors Universe, Inc.............     99    2,280
              Healthcare Services Group, Inc.......  1,008   30,512
              HMS Holdings Corp.+..................  1,258   21,399
              Medifast, Inc.+......................    173    5,190
              National Research Corp., Class A.....    142    2,048
              Nutrisystem, Inc..................... 12,503  238,182
              Performant Financial Corp.+..........    427    1,268
              PHH Corp.+...........................    729   18,313
              Providence Service Corp.+............    165    7,016
              RPX Corp.+...........................    761   11,841
              ServiceSource International, Inc.+...    982    3,506
              SFX Entertainment, Inc.+.............    634    2,771
              SP Plus Corp.+.......................    221    5,030
              Team, Inc.+..........................    293   11,450
              Weight Watchers International, Inc.+.    397    3,394
                                                           --------
                                                            364,803
                                                           --------


                                                              VALUE
                     SECURITY DESCRIPTION             SHARES (NOTE 3)
          -----------------------------------------------------------
          COMMERCIAL SERVICES-FINANCE -- 0.4%
            Cardtronics, Inc.+.......................   638  $ 24,072
            CBIZ, Inc.+..............................   596     5,388
            Euronet Worldwide, Inc.+.................   731    42,749
            EVERTEC, Inc.............................   942    19,528
            Global Cash Access Holdings, Inc.+.......   944     6,985
            Green Dot Corp., Class A+................   447     7,197
            Heartland Payment Systems, Inc...........   514    26,162
            LendingTree, Inc.+.......................    92     5,063
            Liberty Tax, Inc.+.......................    55     1,523
            MoneyGram International, Inc.+...........   419     3,247
            PRGX Global, Inc.+.......................   397     1,683
            WEX, Inc.+...............................   556    62,667
            Xoom Corp.+..............................   443     7,828
                                                             --------
                                                              214,092
                                                             --------
          COMMUNICATIONS SOFTWARE -- 0.0%
            Audience, Inc.+..........................   201       957
            BroadSoft, Inc.+.........................   410    12,972
            Digi International, Inc.+................   346     3,495
            Mitel Networks Corp.+....................   304     2,824
            Seachange International, Inc.+...........   471     3,160
                                                             --------
                                                               23,408
                                                             --------
          COMPUTER AIDED DESIGN -- 0.1%
            Aspen Technology, Inc.+.................. 1,321    58,639
                                                             --------
          COMPUTER DATA SECURITY -- 0.8%
            A10 Networks, Inc.+......................   182       828
            Qualys, Inc.+............................ 7,678   380,215
            Varonis Systems, Inc.+...................    76     2,185
                                                             --------
                                                              383,228
                                                             --------
          COMPUTER GRAPHICS -- 0.0%
            Monotype Imaging Holdings, Inc...........   567    18,376
                                                             --------
          COMPUTER SERVICES -- 0.9%
            Barracuda Networks, Inc.+................   114     4,620
            CACI International, Inc., Class A+.......   337    29,737
            Carbonite, Inc.+.........................   254     2,601
            Ciber, Inc.+............................. 1,114     3,932
            Computer Task Group, Inc.................   216     1,778
            Convergys Corp........................... 1,456    33,022
            Engility Holdings, Inc...................   252     7,023
            EPAM Systems, Inc.+......................   511    33,067
            ExlService Holdings, Inc.+...............   469    16,147
            Fleetmatics Group PLC+...................   536    24,431
            IGATE Corp.+.............................   528    25,112
            Insight Enterprises, Inc.+...............   587    16,800
            KEYW Holding Corp.+......................   469     4,526
            LivePerson, Inc.+........................   778     7,313
            Luxoft Holding, Inc.+....................   113     5,857
            Manhattan Associates, Inc.+.............. 1,087    57,133
            MAXIMUS, Inc.............................   971    62,154
            Science Applications International Corp..   570    28,557
            Sykes Enterprises, Inc.+.................   565    14,142
            Syntel, Inc.+............................   445    20,034
            TeleTech Holdings, Inc...................   252     6,537
            Unisys Corp.+............................   733    15,957
            Virtusa Corp.+...........................   373    14,845
                                                             --------
                                                              435,325
                                                             --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
            --------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            COMPUTER SOFTWARE -- 0.8%
              AVG Technologies NV+..................    500 $ 11,960
              Blackbaud, Inc........................    662   33,451
              Cornerstone OnDemand, Inc.+...........    762   21,816
              Envestnet, Inc.+......................    488   25,015
              Guidance Software, Inc.+..............    256    1,495
              Simulations Plus, Inc................. 39,590  231,601
              SS&C Technologies Holdings, Inc.......    977   58,786
                                                            --------
                                                             384,124
                                                            --------
            COMPUTERS -- 0.0%
              Silicon Graphics International Corp.+.    496    4,023
                                                            --------
            COMPUTERS-INTEGRATED SYSTEMS -- 0.2%
              Agilysys, Inc.+.......................    210    1,976
              Cray, Inc.+...........................    584   16,405
              Maxwell Technologies, Inc.+...........    429    2,402
              Mercury Systems, Inc.+................    477    6,587
              MTS Systems Corp......................    217   15,316
              NetScout Systems, Inc.+...............    523   21,495
              Silver Spring Networks, Inc.+.........    502    4,880
              Super Micro Computer, Inc.+...........    495   14,241
                                                            --------
                                                              83,302
                                                            --------
            COMPUTERS-MEMORY DEVICES -- 0.0%
              Datalink Corp.+.......................    283    3,272
              Dot Hill Systems Corp.+...............    861    5,407
              Nimble Storage, Inc.+.................    133    3,253
              Quantum Corp.+........................  3,147    6,325
              Violin Memory, Inc.+..................  1,150    3,922
                                                            --------
                                                              22,179
                                                            --------
            COMPUTERS-OTHER -- 0.0%
              ExOne Co.+............................    142    1,947
                                                            --------
            COMPUTERS-PERIPHERY EQUIPMENT -- 0.6%
              Electronics for Imaging, Inc.+........    668   27,876
              Icad, Inc.+........................... 25,507  232,624
              Immersion Corp.+......................    407    4,408
              Synaptics, Inc.+......................    517   43,800
                                                            --------
                                                             308,708
                                                            --------
            COMPUTERS-VOICE RECOGNITION -- 0.0%
              Vocera Communications, Inc.+..........    324    3,690
                                                            --------
            CONSULTING SERVICES -- 1.5%
              Advisory Board Co.+...................    525   27,242
              Civeo Corp............................  1,347    6,291
              CEB, Inc..............................    485   40,658
              CRA International, Inc.+..............  8,103  236,608
              Forrester Research, Inc...............    157    5,462
              Franklin Covey Co.+...................    157    2,926
              FTI Consulting, Inc.+.................    586   24,090
              Hackett Group, Inc....................    360    3,456
              Hill International, Inc.+............. 65,270  251,290
              Huron Consulting Group, Inc.+.........    338   20,490
              ICF International, Inc.+..............    286   11,011
              Information Services Group, Inc....... 33,040  129,847
              Navigant Consulting, Inc.+............    705   10,194
              Pendrell Corp.+.......................  2,353    2,565
                                                            --------
                                                             772,130
                                                            --------


                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
            --------------------------------------------------------
            CONSUMER PRODUCTS-MISC. -- 0.2%
              Central Garden & Pet Co., Class A+....    620 $  6,076
              CSS Industries, Inc...................    133    3,769
              Helen of Troy, Ltd.+..................    410   35,920
              Tumi Holdings, Inc.+..................    727   17,005
              WD-40 Co..............................    215   17,406
                                                            --------
                                                              80,176
                                                            --------
            CONTAINERS-PAPER/PLASTIC -- 0.8%
              AEP Industries, Inc.+.................  5,088  254,909
              Berry Plastics Group, Inc.+...........  1,290   44,144
              Graphic Packaging Holding Co..........  4,690   66,129
              KapStone Paper and Packaging Corp.....  1,213   33,903
              UFP Technologies, Inc.+...............     87    1,765
                                                            --------
                                                             400,850
                                                            --------
            COSMETICS & TOILETRIES -- 0.0%
              Elizabeth Arden, Inc.+................    371    5,220
              Inter Parfums, Inc....................    239    7,213
              Revlon, Inc., Class A+................    163    6,375
                                                            --------
                                                              18,808
                                                            --------
            DATA PROCESSING/MANAGEMENT -- 0.3%
              Acxiom Corp.+.........................  1,104   19,276
              Amber Road, Inc.+.....................    128    1,121
              CommVault Systems, Inc.+..............    677   30,973
              CSG Systems International, Inc........    489   14,240
              Fair Isaac Corp.......................    461   40,780
              Kofax, Ltd.+..........................  1,064   11,736
              Pegasystems, Inc......................    508   10,942
                                                            --------
                                                             129,068
                                                            --------
            DECISION SUPPORT SOFTWARE -- 0.0%
              Castlight Health, Inc., Class B+......    186    1,401
              Interactive Intelligence Group, Inc.+.    240   10,555
              QAD, Inc., Class A....................     88    2,145
                                                            --------
                                                              14,101
                                                            --------
            DIAGNOSTIC EQUIPMENT -- 0.7%
              Accelerate Diagnostics, Inc.+.........    326    7,433
              Affymetrix, Inc.+.....................  1,044   12,664
              BioTelemetry, Inc.+................... 31,018  248,454
              Cepheid+..............................  1,000   56,100
              GenMark Diagnostics, Inc.+............    597    5,731
              Oxford Immunotec Global PLC+..........    187    2,481
                                                            --------
                                                             332,863
                                                            --------
            DIAGNOSTIC KITS -- 0.1%
              Meridian Bioscience, Inc..............    596   10,561
              OraSure Technologies, Inc.+...........    801    5,046
              Quidel Corp.+.........................    409    9,530
                                                            --------
                                                              25,137
                                                            --------
            DIRECT MARKETING -- 0.0%
              EVINE Live, Inc.+.....................    613    3,653
              Harte-Hanks, Inc......................    706    4,794
                                                            --------
                                                               8,447
                                                            --------
            DISPOSABLE MEDICAL PRODUCTS -- 0.1%
              ICU Medical, Inc.+....................    193   16,283
              Merit Medical Systems, Inc.+..........    616   11,957
              Utah Medical Products, Inc............     54    2,911
                                                            --------
                                                              31,151
                                                            --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                                  VALUE
                     SECURITY DESCRIPTION                 SHARES (NOTE 3)
      -------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      DISTRIBUTION/WHOLESALE -- 0.4%
        Beacon Roofing Supply, Inc.+.....................   707  $ 21,012
        Core-Mark Holding Co., Inc.......................   330    17,394
        H&E Equipment Services, Inc......................   449    11,099
        Houston Wire & Cable Co..........................   255     2,407
        Pool Corp........................................   647    41,984
        Rentrak Corp.+...................................   142     6,731
        ScanSource, Inc.+................................   409    16,299
        Speed Commerce, Inc.+............................   700       211
        Titan Machinery, Inc.+...........................   249     3,648
        United Stationers, Inc...........................   565    22,945
        Watsco, Inc......................................   371    44,627
                                                                 --------
                                                                  188,357
                                                                 --------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.4%
        Actuant Corp., Class A...........................   932    22,200
        ARC Group Worldwide, Inc.+.......................    44       306
        AZZ, Inc.........................................   367    17,025
        Barnes Group, Inc................................   778    31,198
        Blount International, Inc.+......................   710     9,415
        Chase Corp.......................................    97     3,474
        EnPro Industries, Inc............................   326    20,867
        Fabrinet+........................................   504     9,127
        Federal Signal Corp..............................   902    14,179
        GP Strategies Corp.+.............................   190     6,192
        Handy & Harman, Ltd.+............................    58     2,055
        Harsco Corp...................................... 1,158    18,621
        LSB Industries, Inc.+............................   277    11,747
        Lydall, Inc.+....................................   244     6,549
        NL Industries, Inc.+.............................    98       722
        Park-Ohio Holdings Corp..........................   126     5,838
        Raven Industries, Inc............................   523    10,429
        Standex International Corp.......................   183    14,799
        Tredegar Corp....................................   356     7,287
                                                                 --------
                                                                  212,030
                                                                 --------
      DIVERSIFIED MINERALS -- 0.1%
        Ring Energy, Inc.+...............................   290     3,520
        United States Lime & Minerals, Inc...............    28     1,848
        US Silica Holdings, Inc..........................   771    28,797
                                                                 --------
                                                                   34,165
                                                                 --------
      DIVERSIFIED OPERATIONS -- 0.1%
        Horizon Pharma PLC+..............................   934    26,264
        HRG Group, Inc.+................................. 1,193    14,948
        Resource America, Inc., Class A..................   217     1,853
        Tiptree Financial, Inc., Class A.................   112       755
                                                                 --------
                                                                   43,820
                                                                 --------
      DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.0%
        Viad Corp........................................   293     7,785
                                                                 --------
      DRUG DELIVERY SYSTEMS -- 0.3%
        Antares Pharma, Inc.+............................ 1,675     4,104
        BioDelivery Sciences International, Inc.+........   600     4,836
        Catalent, Inc.+..................................   701    20,168
        Depomed, Inc.+...................................   832    19,352
        DexCom, Inc.+.................................... 1,075    72,638
        Heron Therapeutics, Inc.+........................   334     3,607


                                                           VALUE
                     SECURITY DESCRIPTION          SHARES (NOTE 3)
              ----------------------------------------------------
              DRUG DELIVERY SYSTEMS (CONTINUED)
                Nektar Therapeutics+..............  1,822 $ 17,345
                Revance Therapeutics, Inc.+.......    123    2,420
                                                          --------
                                                           144,470
                                                          --------
              E-COMMERCE/PRODUCTS -- 0.4%
                1-800-flowers.com, Inc., Class A+.    357    3,773
                Blue Nile, Inc.+..................    174    4,735
                Chegg, Inc.+......................  1,057    7,853
                FTD Cos., Inc.+...................    272    7,763
                Lands' End, Inc.+.................    236    6,934
                Overstock.com, Inc.+..............  5,537  118,879
                Shutterfly, Inc.+.................    553   24,752
                Stamps.com, Inc.+.................    204   12,626
                                                          --------
                                                           187,315
                                                          --------
              E-COMMERCE/SERVICES -- 0.6%
                Angie's List, Inc.+...............    626    3,675
                Borderfree, Inc.+.................     86      543
                ChannelAdvisor Corp.+.............    297    3,038
                Coupons.com, Inc.+................    173    2,168
                GrubHub, Inc.+....................    128    5,270
                Orbitz Worldwide, Inc.+...........    740    8,673
                RetailMeNot, Inc.+................    442    8,124
                TrueCar, Inc.+....................    112    1,727
                United Online, Inc.+.............. 16,370  259,137
                Wayfair, Inc., Class A+...........    181    5,814
                                                          --------
                                                           298,169
                                                          --------
              E-MARKETING/INFO -- 0.1%
                comScore, Inc.+...................    497   26,023
                Liquidity Services, Inc.+.........    352    3,295
                Marketo, Inc.+....................    368   10,470
                New Media Investment Group, Inc...    524   12,120
                QuinStreet, Inc.+.................    498    2,704
                ReachLocal, Inc.+.................    190      532
                Rocket Fuel, Inc.+................    263    2,107
                Rubicon Project, Inc.+............    114    1,991
                TubeMogul, Inc.+..................     51      734
                YuMe, Inc.+.......................    260    1,334
                                                          --------
                                                            61,310
                                                          --------
              E-SERVICES/CONSULTING -- 0.0%
                Cinedigm Corp., Class A+..........  1,098      911
                Perficient, Inc.+.................    496   10,233
                                                          --------
                                                            11,144
                                                          --------
              EDUCATIONAL SOFTWARE -- 0.0%
                2U, Inc.+.........................    147    3,911
                Rosetta Stone, Inc.+..............    305    2,550
                                                          --------
                                                             6,461
                                                          --------
              ELECTRIC PRODUCTS-MISC. -- 0.1%
                GrafTech International, Ltd.+.....  1,686    8,160
                Graham Corp.......................    145    3,393
                Littelfuse, Inc...................    323   31,651
                                                          --------
                                                            43,204
                                                          --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 3)
        ---------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        ELECTRIC-DISTRIBUTION -- 0.0%
          EnerNOC, Inc.+...............................    388 $  4,287
          Spark Energy, Inc., Class A..................     43      538
                                                               --------
                                                                  4,825
                                                               --------
        ELECTRIC-GENERATION -- 0.0%
          Atlantic Power Corp..........................  1,731    5,626
                                                               --------
        ELECTRIC-INTEGRATED -- 0.8%
          ALLETE, Inc..................................    638   32,091
          Ameresco, Inc., Class A+.....................    285    1,915
          Avista Corp..................................    863   28,151
          Black Hills Corp.............................    640   31,546
          Cleco Corp...................................    866   47,067
          El Paso Electric Co..........................    578   21,507
          Empire District Electric Co..................    620   14,613
          IDACORP, Inc.................................    722   43,558
          MGE Energy, Inc..............................    497   20,616
          NorthWestern Corp............................    673   35,057
          Otter Tail Corp..............................    523   15,643
          PNM Resources, Inc...........................  1,143   31,753
          Portland General Electric Co.................  1,122   39,449
          UIL Holdings Corp............................    811   40,453
          Unitil Corp..................................    199    6,806
                                                               --------
                                                                410,225
                                                               --------
        ELECTRONIC COMPONENTS-MISC. -- 0.6%
          Bel Fuse, Inc., Class B......................    144    2,956
          Benchmark Electronics, Inc.+.................    773   18,189
          CTS Corp.....................................    485    8,701
          GSI Group, Inc.+.............................    436    5,790
          Kimball Electronics, Inc.+...................    369    4,719
          Methode Electronics, Inc.....................    544   23,098
          NVE Corp.....................................  2,030  137,756
          OSI Systems, Inc.+...........................    286   19,222
          Plexus Corp.+................................    487   20,965
          Rogers Corp.+................................    260   18,905
          Sanmina Corp.+...............................  1,181   24,010
          Sparton Corp.+...............................    145    3,737
          Stoneridge, Inc.+............................    405    4,876
          Viasystems Group, Inc.+......................     74    1,316
          Vishay Precision Group, Inc.+................    183    2,611
                                                               --------
                                                                296,851
                                                               --------
        ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.5%
          Alpha & Omega Semiconductor, Ltd.+...........    310    2,539
          Ambarella, Inc.+.............................    413   30,211
          Amkor Technology, Inc.+......................  1,224    8,605
          Applied Micro Circuits Corp.+................  1,119    6,009
          Cavium, Inc.+................................    758   49,111
          CEVA, Inc.+.................................. 12,881  266,637
          Diodes, Inc.+................................    523   13,975
          DSP Group, Inc.+............................. 26,238  298,588
          Entropic Communications, Inc.+...............  1,275    3,850
          Fairchild Semiconductor International, Inc.+.  1,792   32,552
          Inphi Corp.+................................. 14,379  308,430
          Integrated Silicon Solution, Inc.............    433    8,032
          Intersil Corp., Class A......................  1,847   24,657
          InvenSense, Inc.+............................  1,020   15,218


                                                                 VALUE
                    SECURITY DESCRIPTION                SHARES  (NOTE 3)
      -------------------------------------------------------------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS (CONTINUED)
        IXYS Corp......................................    351 $    3,970
        Kopin Corp.+...................................    946      3,141
        Lattice Semiconductor Corp.+...................  1,688     10,010
        Microsemi Corp.+...............................  1,362     45,436
        Monolithic Power Systems, Inc..................    554     28,714
        OmniVision Technologies, Inc.+.................    805     22,455
        PMC-Sierra, Inc.+..............................  2,487     20,965
        QLogic Corp.+..................................  1,251     18,390
        QuickLogic Corp.+..............................    791      1,392
        Rambus, Inc.+..................................  1,632     22,587
        Rubicon Technology, Inc.+......................    375      1,440
        Semtech Corp.+.................................    964     22,452
        Silicon Laboratories, Inc.+....................    623     32,190
                                                               ----------
                                                                1,301,556
                                                               ----------
      ELECTRONIC DESIGN AUTOMATION -- 0.1%
        Mentor Graphics Corp...........................  1,389     33,239
                                                               ----------
      ELECTRONIC MEASUREMENT INSTRUMENTS -- 0.1%
        Badger Meter, Inc..............................    207     12,879
        CUI Global, Inc.+..............................    296      1,631
        ESCO Technologies, Inc.........................    381     13,983
        FARO Technologies, Inc.+.......................    247      9,838
        Itron, Inc.+...................................    564     20,225
        Mesa Laboratories, Inc.........................     40      3,396
                                                               ----------
                                                                   61,952
                                                               ----------
      ELECTRONIC SECURITY DEVICES -- 0.6%
        American Science & Engineering, Inc............    113      4,229
        TASER International, Inc.+..................... 10,753    324,633
                                                               ----------
                                                                  328,862
                                                               ----------
      ELECTRONICS-MILITARY -- 0.0%
        M/A-COM Technology Solutions Holdings, Inc.+...    173      5,271
                                                               ----------
      ENERGY-ALTERNATE SOURCES -- 0.2%
        Amyris, Inc.+..................................    388        877
        Clean Energy Fuels Corp.+......................  1,007      9,939
        Enphase Energy, Inc.+..........................    262      3,293
        FuelCell Energy, Inc.+.........................  3,360      4,133
        FutureFuel Corp................................    312      3,391
        Green Plains, Inc..............................    537     16,722
        Pacific Ethanol, Inc.+.........................    343      4,102
        Pattern Energy Group, Inc......................    566     16,403
        Plug Power, Inc.+..............................  2,397      6,088
        Renewable Energy Group, Inc.+..................    495      4,559
        REX American Resources Corp.+..................     90      5,690
        Solazyme, Inc.+................................  1,090      4,197
        TerraForm Power, Inc., Class A.................    331     13,084
        Vivint Solar, Inc.+............................    296      4,180
                                                               ----------
                                                                   96,658
                                                               ----------
      ENGINEERING/R&D SERVICES -- 0.1%
        Argan, Inc.....................................    180      5,816
        EMCOR Group, Inc...............................    965     43,068
        Exponent, Inc..................................    188     16,659
        Mistras Group, Inc.+...........................    235      4,220
        VSE Corp.......................................     60      4,268
                                                               ----------
                                                                   74,031
                                                               ----------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 3)
        ---------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        ENGINES-INTERNAL COMBUSTION -- 0.0%
          Briggs & Stratton Corp.......................    670 $ 13,099
          Power Solutions International, Inc.+.........     64    4,083
                                                               --------
                                                                 17,182
                                                               --------
        ENTERPRISE SOFTWARE/SERVICE -- 1.9%
          Actua Corp.+.................................    590    8,537
          Advent Software, Inc.........................    738   32,037
          American Software, Inc., Class A............. 25,703  249,576
          Benefitfocus, Inc.+..........................     70    2,419
          Guidewire Software, Inc.+....................    975   48,701
          ManTech International Corp., Class A.........    344   10,055
          MedAssets, Inc.+.............................    875   17,710
          MicroStrategy, Inc., Class A+................    130   23,676
          MobileIron, Inc.+............................    177    1,066
          Model N, Inc.+...............................    276    3,243
          Omnicell, Inc.+..............................    525   18,653
          OPOWER, Inc.+................................    111    1,110
          Proofpoint, Inc.+............................    531   28,663
          PROS Holdings, Inc.+.........................    337    7,492
          Qlik Technologies, Inc.+.....................  1,286   44,740
          Rally Software Development Corp.+............    357    5,162
          Sapiens International Corp. NV+..............    352    3,073
          SciQuest, Inc.+..............................    394    6,056
          SPS Commerce, Inc.+..........................  4,282  279,443
          SYNNEX Corp..................................    409   31,288
          Tyler Technologies, Inc.+....................    474   57,804
          Ultimate Software Group, Inc.+...............    407   67,652
                                                               --------
                                                                948,156
                                                               --------
        ENTERTAINMENT SOFTWARE -- 0.1%
          Glu Mobile, Inc.+............................  1,289    8,714
          Take-Two Interactive Software, Inc.+.........  1,197   28,369
                                                               --------
                                                                 37,083
                                                               --------
        ENVIRONMENTAL CONSULTING & ENGINEERING -- 0.1%
          Tetra Tech, Inc..............................    932   25,267
                                                               --------
        ENVIRONMENTAL MONITORING & DETECTION -- 0.0%
          MSA Safety, Inc..............................    424   19,394
                                                               --------
        FEMALE HEALTH CARE PRODUCTS -- 0.0%
          Female Health Co.............................    312      911
                                                               --------
        FILTRATION/SEPARATION PRODUCTS -- 0.2%
          CLARCOR, Inc.................................    723   46,995
          Polypore International, Inc.+................    647   37,888
                                                               --------
                                                                 84,883
                                                               --------
        FINANCE-AUTO LOANS -- 0.1%
          Consumer Portfolio Services, Inc.+...........    301    1,923
          Credit Acceptance Corp.+.....................     92   21,731
          Nicholas Financial, Inc.+....................    148    1,869
                                                               --------
                                                                 25,523
                                                               --------
        FINANCE-COMMERCIAL -- 0.0%
          NewStar Financial, Inc.+.....................    383    4,404
                                                               --------
        FINANCE-CONSUMER LOANS -- 0.2%
          Encore Capital Group, Inc.+..................    369   14,922
          Enova International, Inc.+...................    369    6,830


                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 3)
        ---------------------------------------------------------------
        FINANCE-CONSUMER LOANS (CONTINUED)
          Nelnet, Inc., Class A........................   299  $ 13,386
          PRA Group, Inc.+.............................   718    39,329
          Regional Management Corp.+...................   153     2,471
          Springleaf Holdings, Inc.+...................   352    17,600
          World Acceptance Corp.+......................   113     9,562
                                                               --------
                                                                104,100
                                                               --------
        FINANCE-CREDIT CARD -- 0.1%
          Blackhawk Network Holdings, Inc.+............   755    27,761
                                                               --------
        FINANCE-INVESTMENT BANKER/BROKER -- 0.3%
          Cowen Group, Inc., Class A+.................. 1,655     9,251
          Diamond Hill Investment Group, Inc...........    41     7,470
          Evercore Partners, Inc., Class A.............   474    22,866
          FBR & Co.+...................................   115     2,468
          FXCM, Inc., Class A..........................   654     1,315
          Gain Capital Holdings, Inc...................   332     3,280
          Greenhill & Co., Inc.........................   406    16,057
          INTL. FCStone, Inc.+.........................   221     7,094
          Investment Technology Group, Inc.+...........   516    14,701
          KCG Holdings, Inc., Class A+.................   647     8,308
          Ladenburg Thalmann Financial Services, Inc.+. 1,432     4,826
          Moelis & Co..................................   106     2,867
          Oppenheimer Holdings, Inc., Class A..........   146     3,488
          Piper Jaffray Cos.+..........................   234    11,805
          RCS Capital Corp., Class A...................   136     1,168
          Stifel Financial Corp.+......................   939    49,617
                                                               --------
                                                                166,581
                                                               --------
        FINANCE-LEASING COMPANIES -- 0.1%
          Aircastle, Ltd...............................   927    22,230
          Marlin Business Services Corp................   120     2,396
                                                               --------
                                                                 24,626
                                                               --------
        FINANCE-MORTGAGE LOAN/BANKER -- 0.1%
          Arlington Asset Investment Corp., Class A....   320     6,938
          Ellie Mae, Inc.+.............................   403    22,165
          Federal Agricultural Mtg. Corp., Class C.....   149     4,684
          PennyMac Financial Services, Inc., Class A+..   192     3,625
          Stonegate Mtg. Corp.+........................   205     2,202
          Walter Investment Management Corp.+..........   540     9,509
                                                               --------
                                                                 49,123
                                                               --------
        FINANCE-OTHER SERVICES -- 0.2%
          BGC Partners, Inc., Class A.................. 2,500    25,088
          Higher One Holdings, Inc.+...................   487     1,368
          JG Wentworth Co.+............................   169     1,700
          MarketAxess Holdings, Inc....................   541    46,445
          WageWorks, Inc.+.............................   504    25,402
                                                               --------
                                                                100,003
                                                               --------
        FINANCIAL GUARANTEE INSURANCE -- 0.2%
          MGIC Investment Corp.+....................... 4,856    50,600
          NMI Holdings, Inc., Class A+.................   725     5,785
          Radian Group, Inc............................ 2,740    48,936
                                                               --------
                                                                105,321
                                                               --------
        FIREARMS & AMMUNITION -- 0.1%
          Smith & Wesson Holding Corp.+................   788    11,714
          Sturm Ruger & Co., Inc.......................   278    15,237
                                                               --------
                                                                 26,951
                                                               --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                            VALUE
                     SECURITY DESCRIPTION           SHARES (NOTE 3)
             ------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             FOOD-CANNED -- 0.1%
               Seneca Foods Corp., Class A+........    117 $  3,372
               TreeHouse Foods, Inc.+..............    603   49,000
                                                           --------
                                                             52,372
                                                           --------
             FOOD-CONFECTIONERY -- 0.0%
               Tootsie Roll Industries, Inc........    278    8,612
                                                           --------
             FOOD-DAIRY PRODUCTS -- 0.5%
               Dean Foods Co.......................  1,341   21,791
               Lifeway Foods, Inc.+................ 11,490  232,213
                                                           --------
                                                            254,004
                                                           --------
             FOOD-FLOUR & GRAIN -- 0.1%
               Post Holdings, Inc.+................    631   29,619
               Seaboard Corp.+.....................      4   14,400
                                                           --------
                                                             44,019
                                                           --------
             FOOD-MEAT PRODUCTS -- 0.1%
               Darling Ingredients, Inc.+..........  2,361   32,251
                                                           --------
             FOOD-MISC./DIVERSIFIED -- 0.6%
               B&G Foods, Inc......................    770   23,408
               Boulder Brands, Inc.+...............    874    8,338
               Cal-Maine Foods, Inc................    445   19,896
               Diamond Foods, Inc.+................    312    8,748
               Inventure Foods, Inc.+.............. 18,980  185,055
               J&J Snack Foods Corp................    214   22,327
               John B. Sanfilippo & Son, Inc.......    119    6,189
               Lancaster Colony Corp...............    265   23,760
               Senomyx, Inc.+......................    610    3,532
               Snyder's-Lance, Inc.................    683   20,169
                                                           --------
                                                            321,422
                                                           --------
             FOOD-RETAIL -- 0.1%
               Fairway Group Holdings Corp.+.......    266    1,413
               Fresh Market, Inc.+.................    614   21,576
               Ingles Markets, Inc., Class A.......    190    7,953
               Smart & Final Stores, Inc.+.........    193    3,343
               SUPERVALU, Inc.+....................  2,908   25,561
               Village Super Market, Inc., Class A.     97    3,097
               Weis Markets, Inc...................    158    7,007
                                                           --------
                                                             69,950
                                                           --------
             FOOD-WHOLESALE/DISTRIBUTION -- 0.8%
               Calavo Growers, Inc.................  5,987  303,242
               Chefs' Warehouse, Inc.+.............    258    4,698
               Fresh Del Monte Produce, Inc........    518   19,130
               SpartanNash Co......................    541   16,322
               United Natural Foods, Inc.+.........    712   48,031
                                                           --------
                                                            391,423
                                                           --------
             FOOTWEAR & RELATED APPAREL -- 0.3%
               Crocs, Inc.+........................  1,184   15,629
               Iconix Brand Group, Inc.+...........    690   18,154
               Skechers U.S.A., Inc., Class A+.....    561   50,445
               Steven Madden, Ltd.+................    836   32,621
               Weyco Group, Inc....................     95    2,707
               Wolverine World Wide, Inc...........  1,455   44,712
                                                           --------
                                                            164,268
                                                           --------


                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
           ---------------------------------------------------------
           FORESTRY -- 0.0%
             Deltic Timber Corp.....................    159 $ 10,176
                                                            --------
           FUNERAL SERVICES & RELATED ITEMS -- 0.8%
             Carriage Services, Inc................. 15,810  373,748
             Matthews International Corp., Class A..    428   20,771
                                                            --------
                                                             394,519
                                                            --------
           GAMBLING (NON-HOTEL) -- 0.1%
             Isle of Capri Casinos, Inc.+...........    311    4,422
             Pinnacle Entertainment, Inc.+..........    855   31,430
                                                            --------
                                                              35,852
                                                            --------
           GAS-DISTRIBUTION -- 0.5%
             Chesapeake Utilities Corp..............    209    9,986
             Laclede Group, Inc.....................    619   32,145
             New Jersey Resources Corp..............  1,208   36,856
             Northwest Natural Gas Co...............    389   18,166
             ONE Gas, Inc...........................    746   31,310
             Piedmont Natural Gas Co., Inc..........  1,118   41,858
             South Jersey Industries, Inc...........    473   24,951
             Southwest Gas Corp.....................    667   36,685
             WGL Holdings, Inc......................    745   40,982
                                                            --------
                                                             272,939
                                                            --------
           GOLD MINING -- 0.0%
             Gold Resource Corp.....................    540    1,820
                                                            --------
           GOLF -- 0.0%
             Callaway Golf Co.......................  1,112   10,764
                                                            --------
           HAZARDOUS WASTE DISPOSAL -- 0.5%
             Heritage-Crystal Clean, Inc.+..........    153    1,793
             Sharps Compliance Corp.+............... 37,907  238,435
             US Ecology, Inc........................    309   14,495
                                                            --------
                                                             254,723
                                                            --------
           HEALTH CARE COST CONTAINMENT -- 0.1%
             CorVel Corp.+..........................    159    5,683
             ExamWorks Group, Inc.+.................    498   20,393
             HealthEquity, Inc.+....................    150    3,931
                                                            --------
                                                              30,007
                                                            --------
           HEALTHCARE SAFETY DEVICES -- 0.0%
             Tandem Diabetes Care, Inc.+............    120    1,602
             Unilife Corp.+.........................  1,569    5,256
                                                            --------
                                                               6,858
                                                            --------
           HEART MONITORS -- 0.0%
             HeartWare International, Inc.+.........    244   18,473
                                                            --------
           HOME FURNISHINGS -- 0.6%
             American Woodmark Corp.+...............    177    8,974
             Bassett Furniture Industries, Inc......  9,116  257,253
             Ethan Allen Interiors, Inc.............    362    8,767
             Flexsteel Industries, Inc..............     70    2,521
             La-Z-Boy, Inc..........................    751   19,684
             Norcraft Cos., Inc.+...................    107    2,763
             Select Comfort Corp.+..................    779   24,009
                                                            --------
                                                             323,971
                                                            --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                              VALUE
                     SECURITY DESCRIPTION             SHARES (NOTE 3)
          -----------------------------------------------------------
          COMMON STOCKS (CONTINUED)
          HOTELS/MOTELS -- 0.1%
            Belmond, Ltd., Class A+..................  1,386 $ 17,076
            Diamond Resorts International, Inc.+.....    507   16,229
            Intrawest Resorts Holdings, Inc.+........    193    1,945
            La Quinta Holdings, Inc.+................    635   15,291
            Marcus Corp..............................    258    4,997
            Morgans Hotel Group Co.+.................    419    2,870
                                                             --------
                                                               58,408
                                                             --------
          HOUSEWARES -- 0.0%
            Libbey, Inc..............................    308   12,120
            Lifetime Brands, Inc.....................    149    2,168
            NACCO Industries, Inc., Class A..........     65    3,183
                                                             --------
                                                               17,471
                                                             --------
          HUMAN RESOURCES -- 1.9%
            AMN Healthcare Services, Inc.+........... 12,297  280,495
            Barrett Business Services, Inc...........    103    4,580
            CDI Corp.................................    202    2,755
            Cross Country Healthcare, Inc.+.......... 30,596  339,616
            Edgewater Technology, Inc.+.............. 21,346  150,489
            Heidrick & Struggles International, Inc..    261    6,280
            Insperity, Inc...........................    325   15,652
            Kelly Services, Inc., Class A............    392    6,437
            Kforce, Inc..............................    356    8,095
            Korn/Ferry International.................    713   22,481
            Monster Worldwide, Inc.+.................  1,306    7,692
            On Assignment, Inc.+.....................    779   26,213
            Paylocity Holding Corp.+.................    120    3,378
            Resources Connection, Inc................    556    8,763
            Team Health Holdings, Inc.+..............  1,008   60,047
            TriNet Group, Inc.+......................    226    7,914
            TrueBlue, Inc.+..........................    593   17,067
                                                             --------
                                                              967,954
                                                             --------
          IDENTIFICATION SYSTEMS -- 0.1%
            Brady Corp., Class A.....................    688   18,322
            Checkpoint Systems, Inc..................    598    6,195
            Imprivata Inc+...........................     85    1,269
                                                             --------
                                                               25,786
                                                             --------
          INDEPENDENT POWER PRODUCERS -- 0.2%
            Abengoa Yield plc........................    410   13,903
            Dynegy, Inc.+............................  1,763   58,655
            NRG Yield, Inc., Class A.................    341   16,777
            Ormat Technologies, Inc..................    472   17,271
                                                             --------
                                                              106,606
                                                             --------
          INDUSTRIAL AUDIO & VIDEO PRODUCTS -- 0.0%
            Turtle Beach Corp.+......................    101      222
                                                             --------
          INDUSTRIAL AUTOMATED/ROBOTIC -- 0.1%
            Cognex Corp.+............................  1,246   55,933
            Hurco Cos., Inc..........................     93    3,009
                                                             --------
                                                               58,942
                                                             --------
          INSTRUMENTS-CONTROLS -- 0.1%
            Control4 Corp.+..........................    164    1,922
            Watts Water Technologies, Inc., Class A..    409   22,311
            Woodward, Inc............................    951   44,745
                                                             --------
                                                               68,978
                                                             --------


                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 3)
        ---------------------------------------------------------------
        INSTRUMENTS-SCIENTIFIC -- 0.7%
          FEI Co.......................................    606 $ 45,729
          Fluidigm Corp.+..............................  8,053  301,665
                                                               --------
                                                                347,394
                                                               --------
        INSURANCE BROKERS -- 0.0%
          Crawford & Co., Class B......................    401    3,276
          eHealth, Inc.+...............................    255    3,126
                                                               --------
                                                                  6,402
                                                               --------
        INSURANCE-LIFE/HEALTH -- 0.3%
          American Equity Investment Life Holding Co...  1,066   28,729
          CNO Financial Group, Inc.....................  2,942   50,014
          FBL Financial Group, Inc., Class A...........    139    8,100
          Fidelity & Guaranty Life.....................    161    3,603
          Independence Holding Co......................    110    1,368
          Kansas City Life Insurance Co................     54    2,424
          National Western Life Insurance Co., Class A.     32    7,667
          Phoenix Cos., Inc.+..........................     82    2,797
          Primerica, Inc...............................    784   36,236
          Symetra Financial Corp.......................  1,081   25,674
          Trupanion, Inc.+.............................    120      889
                                                               --------
                                                                167,501
                                                               --------
        INSURANCE-MULTI-LINE -- 0.1%
          Citizens, Inc.+..............................    631    3,559
          Horace Mann Educators Corp...................    584   19,838
          Kemper Corp..................................    667   25,126
          United Fire Group, Inc.......................    296    8,842
                                                               --------
                                                                 57,365
                                                               --------
        INSURANCE-PROPERTY/CASUALTY -- 1.3%
          Ambac Financial Group, Inc.+.................    646   14,864
          AMERISAFE, Inc...............................    268   12,111
          AmTrust Financial Services, Inc..............    431   25,632
          Atlas Financial Holdings, Inc.+.............. 17,065  314,849
          Baldwin & Lyons, Inc., Class B...............    133    3,018
          Donegal Group, Inc., Class A.................    117    1,768
          EMC Insurance Group, Inc.....................     72    2,494
          Employers Holdings, Inc......................    450   10,984
          Enstar Group, Ltd.+..........................    122   17,329
          Federated National Holding Co................    198    5,702
          First American Financial Corp................  1,533   53,333
          Global Indemnity PLC+........................    117    3,212
          Hallmark Financial Services, Inc.+...........    203    2,249
          HCI Group, Inc...............................    129    5,622
          Heritage Insurance Holdings, Inc.+...........     99    1,985
          Hilltop Holdings, Inc.+......................  1,076   21,638
          Infinity Property & Casualty Corp............    165   12,235
          Meadowbrook Insurance Group, Inc.............    719    6,140
          National General Holdings Corp...............    509    9,844
          National Interstate Corp.....................    102    2,858
          Navigators Group, Inc.+......................    150   11,707
          OneBeacon Insurance Group, Ltd., Class A.....    325    4,901
          RLI Corp.....................................    617   30,640
          Safety Insurance Group, Inc..................    186   10,816
          Selective Insurance Group, Inc...............    807   21,741
          State Auto Financial Corp....................    217    5,126
          Stewart Information Services Corp............    308   11,242
          Third Point Reinsurance, Ltd.+...............    815   10,986

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                              VALUE
                     SECURITY DESCRIPTION             SHARES (NOTE 3)
          -----------------------------------------------------------
          COMMON STOCKS (CONTINUED)
          INSURANCE-PROPERTY/CASUALTY (CONTINUED)
            United Insurance Holdings Corp...........    239 $  3,975
            Universal Insurance Holdings, Inc........    447   10,737
                                                             --------
                                                              649,738
                                                             --------
          INSURANCE-REINSURANCE -- 0.2%
            Argo Group International Holdings, Ltd...    412   20,184
            Essent Group, Ltd.+......................    639   15,943
            Greenlight Capital Re, Ltd., Class A+....    406   12,338
            Maiden Holdings, Ltd.....................    717   10,418
            Montpelier Re Holdings, Ltd..............    525   20,008
            State National Cos., Inc.................    375    3,578
                                                             --------
                                                               82,469
                                                             --------
          INTERNET APPLICATION SOFTWARE -- 0.1%
            Bazaarvoice, Inc.+.......................    717    3,857
            Intralinks Holdings, Inc.+...............    563    5,517
            Lionbridge Technologies, Inc.+...........    927    5,145
            RealNetworks, Inc.+......................    329    2,162
            Textura Corp.+...........................    267    6,987
            VirnetX Holding Corp.+...................    610    3,941
            Yodlee, Inc.+............................    101    1,287
            Zendesk, Inc.+...........................    163    3,759
                                                             --------
                                                               32,655
                                                             --------
          INTERNET CONNECTIVITY SERVICES -- 0.1%
            Boingo Wireless, Inc.+...................    333    2,750
            Cogent Communications Holdings, Inc......    668   23,373
            Internap Corp.+..........................    779    7,323
                                                             --------
                                                               33,446
                                                             --------
          INTERNET CONTENT-ENTERTAINMENT -- 0.1%
            Global Eagle Entertainment, Inc.+........    580    7,407
            Limelight Networks, Inc.+................    865    3,200
            Shutterstock, Inc.+......................    218   14,713
                                                             --------
                                                               25,320
                                                             --------
          INTERNET CONTENT-INFORMATION/NEWS -- 0.9%
            Autobytel, Inc.+.........................  8,626  125,336
            Bankrate, Inc.+..........................    962   11,929
            DHI Group, Inc.+.........................    556    4,226
            HealthStream, Inc.+......................    304    8,798
            Reis, Inc................................ 13,081  297,331
            Travelzoo, Inc.+.........................    106    1,393
            WebMD Health Corp.+......................    556   24,547
            XO Group, Inc.+..........................    386    6,276
                                                             --------
                                                              479,836
                                                             --------
          INTERNET INCUBATORS -- 0.0%
            ModusLink Global Solutions, Inc.+........    530    1,855
            Safeguard Scientifics, Inc.+.............    296    5,325
                                                             --------
                                                                7,180
                                                             --------
          INTERNET INFRASTRUCTURE SOFTWARE -- 0.0%
            Unwired Planet, Inc.+....................  1,406      830
                                                             --------
          INTERNET SECURITY -- 0.0%
            VASCO Data Security International, Inc.+.    422   10,727
            Zix Corp.+...............................    850    3,621
                                                             --------
                                                               14,348
                                                             --------


                                                                   VALUE
                     SECURITY DESCRIPTION                  SHARES (NOTE 3)
      --------------------------------------------------------------------
      INTERNET TELEPHONE -- 0.7%
        8x8, Inc.+........................................ 31,760 $277,265
        j2 Global, Inc....................................    682   47,310
        magicJack VocalTec, Ltd.+.........................    256    1,664
        RingCentral, Inc.+................................    402    6,927
        TeleCommunication Systems, Inc., Class A+.........    691    2,156
                                                                  --------
                                                                   335,322
                                                                  --------
      INVESTMENT COMPANIES -- 0.0%
        Acacia Research Corp..............................    718    7,912
        Caesars Acquisition Co., Class A+.................    656    4,120
                                                                  --------
                                                                    12,032
                                                                  --------
      INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 1.0%
        Altisource Asset Management Corp.+................     20    4,480
        Altisource Portfolio Solutions SA+................    191    4,632
        Ashford, Inc.+....................................     12    1,197
        Calamos Asset Management, Inc., Class A...........    245    3,031
        CIFC Corp.........................................     86      645
        Cohen & Steers, Inc...............................    278   10,525
        Financial Engines, Inc............................    738   31,121
        GAMCO Investors, Inc., Class A....................     92    7,112
        Janus Capital Group, Inc..........................  2,145   38,395
        Manning & Napier, Inc.............................    196    2,083
        Medley Management, Inc............................     86      986
        OM Asset Management PLC...........................    348    6,737
        Pzena Investment Management, Inc., Class A........    163    1,500
        Silvercrest Asset Management Group, Inc., Class A. 21,951  342,216
        Virtus Investment Partners, Inc...................    101   13,496
        Westwood Holdings Group, Inc......................    105    6,152
        WisdomTree Investments, Inc.......................  1,544   29,398
                                                                  --------
                                                                   503,706
                                                                  --------
      LASERS-SYSTEM/COMPONENTS -- 0.1%
        Applied Optoelectronics, Inc.+....................    212    3,027
        Coherent, Inc.+...................................    358   21,480
        Electro Scientific Industries, Inc................    351    2,001
        II-VI, Inc.+......................................    754   13,414
        Newport Corp.+....................................    572   10,908
        Rofin-Sinar Technologies, Inc.+...................    402    9,511
                                                                  --------
                                                                    60,341
                                                                  --------
      LEISURE PRODUCTS -- 0.6%
        Escalade, Inc..................................... 16,002  287,876
        Johnson Outdoors, Inc., Class A...................     72    2,268
        Marine Products Corp..............................    152    1,079
                                                                  --------
                                                                   291,223
                                                                  --------
      LIGHTING PRODUCTS & SYSTEMS -- 0.1%
        Revolution Lighting Technologies, Inc.+...........    515      603
        TCP International Holdings Ltd+...................    102      380
        Universal Display Corp.+..........................    582   25,649
                                                                  --------
                                                                    26,632
                                                                  --------
      LINEN SUPPLY & RELATED ITEMS -- 0.1%
        G&K Services, Inc., Class A.......................    286   20,191
        UniFirst Corp.....................................    212   24,005
                                                                  --------
                                                                    44,196
                                                                  --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
            --------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MACHINERY-CONSTRUCTION & MINING -- 0.0%
              Astec Industries, Inc.................    271 $ 11,404
              Hyster-Yale Materials Handling, Inc...    147   10,781
                                                            --------
                                                              22,185
                                                            --------
            MACHINERY-ELECTRICAL -- 0.1%
              Franklin Electric Co., Inc............    684   24,733
                                                            --------
            MACHINERY-FARMING -- 0.0%
              Alamo Group, Inc......................     95    5,869
              Lindsay Corp..........................    175   13,858
                                                            --------
                                                              19,727
                                                            --------
            MACHINERY-GENERAL INDUSTRIAL -- 0.2%
              Albany International Corp., Class A...    404   15,837
              Altra Industrial Motion Corp..........    388   10,232
              Applied Industrial Technologies, Inc..    599   25,020
              Chart Industries, Inc.+...............    437   17,720
              DXP Enterprises, Inc.+................    186    8,379
              Intevac, Inc.+........................    343    1,660
              Kadant, Inc...........................    160    8,154
              Manitex International, Inc.+..........    198    1,962
              Tennant Co............................    264   16,972
              Twin Disc, Inc........................    119    2,141
              Xerium Technologies, Inc.+............    156    2,774
                                                            --------
                                                             110,851
                                                            --------
            MACHINERY-MATERIAL HANDLING -- 0.0%
              Columbus McKinnon Corp................    285    7,228
                                                            --------
            MACHINERY-PUMPS -- 0.0%
              Gorman-Rupp Co........................    270    7,320
                                                            --------
            MACHINERY-THERMAL PROCESS -- 0.0%
              Global Power Equipment Group, Inc.....    246    2,989
                                                            --------
            MARINE SERVICES -- 0.0%
              Great Lakes Dredge & Dock Corp.+......    858    4,976
                                                            --------
            MEDICAL IMAGING SYSTEMS -- 0.0%
              Analogic Corp.........................    178   15,041
                                                            --------
            MEDICAL INFORMATION SYSTEMS -- 0.1%
              Computer Programs & Systems, Inc......    160    8,373
              Everyday Health, Inc.+................    109    1,336
              Medidata Solutions, Inc.+.............    776   41,462
              Merge Healthcare, Inc.+...............  1,014    5,040
              Quality Systems, Inc..................    715   11,150
                                                            --------
                                                              67,361
                                                            --------
            MEDICAL INSTRUMENTS -- 2.5%
              Abaxis, Inc...........................    322   20,608
              AngioDynamics, Inc.+.................. 16,117  268,993
              AtriCure, Inc.+....................... 16,993  374,016
              Cardiovascular Systems, Inc.+.........  7,617  238,412
              CONMED Corp...........................    390   19,590
              CryoLife, Inc.........................    403    4,110
              Endologix, Inc.+......................    918   14,284
              Genomic Health, Inc.+.................    239    6,470
              Integra LifeSciences Holdings Corp.+..    358   21,043
              Natus Medical, Inc.+..................    461   17,384
              Navidea Biopharmaceuticals, Inc.+.....  2,162    2,919


                                                             VALUE
                    SECURITY DESCRIPTION            SHARES  (NOTE 3)
           ----------------------------------------------------------
           MEDICAL INSTRUMENTS (CONTINUED)
             NuVasive, Inc.+.......................    669 $   29,924
             Spectranetics Corp.+..................    597     15,313
             SurModics, Inc.+......................  8,324    209,931
             Symmetry Surgical, Inc.+..............    134      1,036
             Thoratec Corp.+.......................    815     32,690
             TransEnterix, Inc.+...................    411      1,545
             Vascular Solutions, Inc.+.............    246      7,887
                                                           ----------
                                                            1,286,155
                                                           ----------
           MEDICAL LABS & TESTING SERVICES -- 0.5%
             Bio-Reference Laboratories, Inc.+.....    352     11,658
             NeoStem, Inc.+........................    357      1,028
             Psychemedics Corp..................... 16,581    258,332
             Roka Bioscience, Inc.+................     72        211
             T2 Biosystems, Inc.+..................     86      1,331
                                                           ----------
                                                              272,560
                                                           ----------
           MEDICAL LASER SYSTEMS -- 0.0%
             Cynosure, Inc., Class A+..............    320     10,695
             PhotoMedex, Inc.+.....................    187        385
                                                           ----------
                                                               11,080
                                                           ----------
           MEDICAL PRODUCTS -- 1.7%
             ABIOMED, Inc.+........................    573     36,225
             Accuray, Inc.+........................  1,101      8,951
             Atrion Corp...........................     22      7,147
             Cantel Medical Corp...................    485     21,723
             Cerus Corp.+..........................  1,123      4,986
             Cyberonics, Inc.+.....................    385     23,450
             Exactech, Inc.+.......................    140      3,059
             Globus Medical, Inc., Class A+........    944     22,552
             Greatbatch, Inc.+.....................    357     19,250
             Haemonetics Corp.+....................    747     30,276
             Hanger, Inc.+.........................    505     11,282
             Intersect ENT, Inc.+..................     84      2,108
             Invacare Corp.........................    461      9,252
             K2M Group Holdings, Inc.+.............    127      2,668
             LDR Holding Corp.+....................    238      8,056
             Luminex Corp.+........................    538      8,350
             MiMedx Group, Inc.+...................  1,336     12,558
             Misonix, Inc.+........................ 13,996    182,368
             NanoString Technologies, Inc.+........    144      1,719
             NxStage Medical, Inc.+................    881     16,149
             Orthofix International NV+............    264      8,530
             Rockwell Medical, Inc.+...............    673      6,535
             Sientra, Inc.+........................     82      1,433
             Tornier NV+...........................    510     13,194
             TriVascular Technologies, Inc.+.......    107        781
             West Pharmaceutical Services, Inc.....  1,014     54,026
             Wright Medical Group, Inc.+...........    716     18,165
             Zeltiq Aesthetics, Inc.+.............. 10,557    324,100
                                                           ----------
                                                              858,893
                                                           ----------
           MEDICAL STERILIZATION PRODUCTS -- 0.1%
             STERIS Corp...........................    848     56,392
                                                           ----------
           MEDICAL-BIOMEDICAL/GENE -- 6.2%
             Acceleron Pharma, Inc.+...............    236      6,525
             Achillion Pharmaceuticals, Inc.+......  1,389     12,154

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
           ---------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           MEDICAL-BIOMEDICAL/GENE (CONTINUED)
             Acorda Therapeutics, Inc.+.............    597 $ 17,952
             Aegerion Pharmaceuticals, Inc.+........    423    9,839
             Agenus, Inc.+..........................    893    5,903
             Alder Biopharmaceuticals, Inc.+........    115    2,933
             AMAG Pharmaceuticals, Inc.+............  5,754  293,281
             ANI Pharmaceuticals, Inc.+.............  4,039  246,298
             Applied Genetic Technologies Corp.+....     81    1,550
             Ardelyx, Inc.+.........................     71      746
             Arena Pharmaceuticals, Inc.+...........  3,151   13,738
             ARIAD Pharmaceuticals, Inc.+...........  2,365   20,505
             Atara Biotherapeutics, Inc.+...........     82    3,399
             Avalanche Biotechnologies, Inc.+.......     99    3,154
             BioCryst Pharmaceuticals, Inc.+........  1,005    9,336
             BioTime, Inc.+.........................    747    3,832
             Bluebird Bio, Inc.+....................  3,212  427,806
             Cambrex Corp.+.........................  7,979  307,112
             Celldex Therapeutics, Inc.+............  1,282   30,768
             Cellular Dynamics International, Inc.+.    139    2,296
             Coherus Biosciences, Inc.+.............     98    2,133
             CTI BioPharma Corp.+...................  2,151    3,829
             Cytokinetics, Inc.+....................    496    3,120
             CytRx Corp.+...........................    800    3,512
             Dermira, Inc.+.........................    112    1,652
             Dynavax Technologies Corp.+............    377    7,583
             Eleven Biotherapeutics, Inc.+..........     66      781
             Emergent Biosolutions, Inc.+...........  9,309  276,384
             Endocyte, Inc.+........................    532    3,086
             Enzo Biochem, Inc.+....................    515    1,442
             Epizyme, Inc.+.........................    184    3,001
             Exact Sciences Corp.+..................  1,188   24,829
             Exelixis, Inc.+........................  2,793    7,178
             Five Prime Therapeutics, Inc.+.........    247    4,955
             Foundation Medicine, Inc.+.............    200    9,102
             Galena Biopharma, Inc.+................  1,693    2,286
             Genocea Biosciences, Inc.+.............     56      573
             Geron Corp.+...........................  2,251    8,149
             Halozyme Therapeutics, Inc.+...........  1,483   22,052
             Harvard Bioscience, Inc.+.............. 45,940  254,967
             Idera Pharmaceuticals, Inc.+...........    864    2,428
             ImmunoGen, Inc.+.......................  1,231   10,180
             Immunomedics, Inc.+....................  1,186    4,270
             Inovio Pharmaceuticals, Inc.+..........    863    7,042
             Insmed, Inc.+..........................    710   14,228
             Intrexon Corp.+........................    511   19,842
             Isis Pharmaceuticals, Inc.+............  1,687   95,687
             Karyopharm Therapeutics, Inc.+.........    195    5,296
             Kite Pharma, Inc.+.....................    135    6,801
             KYTHERA Biopharmaceuticals, Inc.+......    250   10,922
             Lexicon Pharmaceuticals, Inc.+.........  3,595    3,595
             Ligand Pharmaceuticals, Inc.+..........  2,862  222,206
             Loxo Oncology, Inc.+...................     52      591
             MacroGenics, Inc.+.....................  3,837  109,777
             Medicines Co.+.........................    933   23,894
             Merrimack Pharmaceuticals, Inc.+.......  1,408   15,629
             Momenta Pharmaceuticals, Inc.+.........    689   12,023
             Neuralstem, Inc.+......................    986    1,666
             NewLink Genetics Corp.+................    284   12,666


                                                              VALUE
                    SECURITY DESCRIPTION             SHARES  (NOTE 3)
         -------------------------------------------------------------
         MEDICAL-BIOMEDICAL/GENE (CONTINUED)
           Novavax, Inc.+...........................  3,415 $   26,398
           Omeros Corp.+............................    487      9,798
           OncoMed Pharmaceuticals, Inc.+...........    181      4,340
           Oncothyreon, Inc.+.......................  1,158      1,737
           Organovo Holdings, Inc.+.................    897      4,072
           OvaScience, Inc.+........................    221      5,469
           Pacific Biosciences of California, Inc.+.    825      4,257
           PDL BioPharma, Inc.......................  2,304     15,368
           Peregrine Pharmaceuticals, Inc.+.........  2,532      3,317
           Prothena Corp. PLC+......................    382     12,381
           PTC Therapeutics, Inc.+..................    351     20,621
           Puma Biotechnology, Inc.+................    333     60,133
           Regado Biosciences, Inc.+................    222        262
           Repligen Corp.+..........................    460     13,575
           Retrophin, Inc.+.........................    305      6,570
           Rigel Pharmaceuticals, Inc.+.............  1,256      5,351
           RTI Surgical, Inc.+......................    812      4,547
           Sage Therapeutics, Inc.+.................     82      4,346
           Sangamo BioSciences, Inc.+............... 21,445    265,275
           Second Sight Medical Products, Inc.+.....     58        674
           Sequenom, Inc.+..........................  1,670      7,415
           Spectrum Pharmaceuticals, Inc.+..........    941      5,317
           Stemline Therapeutics, Inc.+.............    166      2,306
           Sunesis Pharmaceuticals, Inc.+...........    710      1,661
           Synageva BioPharma Corp.+................    307     28,232
           Theravance Biopharma, Inc.+..............    338      5,408
           Theravance, Inc..........................  1,181     19,191
           Ultragenyx Pharmaceutical, Inc.+.........    101      5,699
           Veracyte, Inc.+..........................     93        851
           Verastem, Inc.+..........................    300      2,490
           Versartis, Inc.+.........................     99      1,691
           XOMA Corp.+..............................  1,300      3,900
           ZIOPHARM Oncology, Inc.+.................  1,165     10,264
                                                            ----------
                                                             3,201,400
                                                            ----------
         MEDICAL-DRUGS -- 3.7%
           ACADIA Pharmaceuticals, Inc.+............  1,130     38,612
           AcelRx Pharmaceuticals, Inc.+............    356      1,420
           Achaogen, Inc.+..........................     99        553
           Adamas Pharmaceuticals, Inc.+............     42        725
           Aerie Pharmaceuticals, Inc.+.............    151      1,456
           Akorn, Inc.+.............................    894     37,226
           Alimera Sciences, Inc.+..................    376      1,639
           Ampio Pharmaceuticals, Inc.+.............    587      1,415
           Anacor Pharmaceuticals, Inc.+............    473     24,922
           Array BioPharma, Inc.+...................  1,807     11,294
           Auspex Pharmaceuticals, Inc.+............    133     13,418
           BioSpecifics Technologies Corp.+.........     52      1,992
           Cempra, Inc.+............................    354     11,147
           ChemoCentryx, Inc.+......................    392      2,623
           Chimerix, Inc.+..........................  8,834    300,356
           Clovis Oncology, Inc.+...................    354     28,447
           Corcept Therapeutics, Inc.+..............    765      4,414
           Cytori Therapeutics, Inc.+...............  1,126        985
           Dicerna Pharmaceuticals, Inc.+...........     51      1,024
           Enanta Pharmaceuticals, Inc.+............  3,928    134,495
           FibroGen, Inc.+..........................    134      3,116
           Furiex Pharmaceuticals CVR+(1)(2)........    108          0

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                              VALUE
                    SECURITY DESCRIPTION             SHARES  (NOTE 3)
          ------------------------------------------------------------
          COMMON STOCKS (CONTINUED)
          MEDICAL-DRUGS (CONTINUED)
            Galectin Therapeutics, Inc.+............    258 $      771
            Immune Design Corp.+....................     87      1,951
            Infinity Pharmaceuticals, Inc.+.........    696      8,818
            Insys Therapeutics, Inc.+...............    143      7,518
            Intra-Cellular Therapies, Inc.+.........    245      5,010
            Ironwood Pharmaceuticals, Inc.+.........  1,714     23,413
            Keryx Biopharmaceuticals, Inc.+.........  1,312     13,986
            Lannett Co., Inc.+......................    369     21,218
            NanoViricides, Inc.+....................    615      1,058
            Ohr Pharmaceutical, Inc.+...............    302        849
            Ophthotech Corp.+.......................    199      9,011
            OPKO Health, Inc.+......................  2,827     38,900
            Orexigen Therapeutics, Inc.+............  1,758     11,550
            Pacira Pharmaceuticals, Inc.+...........    512     35,062
            Pain Therapeutics, Inc.+................    546      1,114
            Pernix Therapeutics Holdings, Inc.+.....    477      3,043
            PharMerica Corp.+.......................    430     12,324
            POZEN, Inc.+............................ 40,177    314,184
            PRA Health Sciences, Inc.+..............    280      7,974
            Prestige Brands Holdings, Inc.+.........    743     29,163
            Progenics Pharmaceuticals, Inc.+........    998      4,940
            Radius Health Inc+......................    111      3,978
            Raptor Pharmaceutical Corp.+............    898      9,088
            Receptos, Inc.+.........................  2,414    355,679
            Regulus Therapeutics, Inc.+.............    221      2,774
            Relypsa, Inc.+..........................    243      7,030
            Repros Therapeutics, Inc.+..............    348      2,676
            Sagent Pharmaceuticals, Inc.+...........    314      7,319
            SciClone Pharmaceuticals, Inc.+......... 30,122    246,097
            Sucampo Pharmaceuticals, Inc., Class A+.    254      4,511
            Supernus Pharmaceuticals, Inc.+.........    420      5,376
            Synergy Pharmaceuticals, Inc.+..........  1,344      4,704
            Synta Pharmaceuticals Corp.+............    931      2,095
            TESARO, Inc.+...........................    277     15,088
            Tetraphase Pharmaceuticals, Inc.+.......    374     13,195
            TG Therapeutics, Inc.+..................    394      5,500
            TherapeuticsMD, Inc.+...................  1,546     10,018
            Tokai Pharmaceuticals, Inc.+............     85        850
            Vanda Pharmaceuticals, Inc.+............    569      5,206
            VIVUS, Inc.+............................  1,290      2,877
            XenoPort, Inc.+.........................    830      4,922
            Zogenix, Inc.+..........................  1,762      2,449
            ZS Pharma Inc+..........................     98      3,731
                                                            ----------
                                                             1,888,299
                                                            ----------
          MEDICAL-GENERIC DRUGS -- 0.1%
            Amphastar Pharmaceuticals, Inc.+........    133      1,923
            Impax Laboratories, Inc.+...............  1,005     45,486
                                                            ----------
                                                                47,409
                                                            ----------
          MEDICAL-HMO -- 0.2%
            Magellan Health, Inc.+..................    395     25,004
            Molina Healthcare, Inc.+................    433     25,647
            Triple-S Management Corp., Class B+.....    357      6,683
            Universal American Corp.+...............    606      6,054
            WellCare Health Plans, Inc.+............    629     48,703
                                                            ----------
                                                               112,091
                                                            ----------


                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 3)
          ------------------------------------------------------------
          MEDICAL-HOSPITALS -- 0.1%
            Acadia Healthcare Co., Inc.+..............   614  $ 42,059
            Adeptus Health, Inc., Class A+............    81     5,141
            Select Medical Holdings Corp.............. 1,130    16,442
                                                              --------
                                                                63,642
                                                              --------
          MEDICAL-NURSING HOMES -- 0.1%
            Ensign Group, Inc.........................   287    12,086
            Genesis Healthcare, Inc.+.................   336     2,322
            Kindred Healthcare, Inc................... 1,120    25,704
            National HealthCare Corp..................   148     9,368
                                                              --------
                                                                49,480
                                                              --------
          MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.8%
            Addus HomeCare Corp.+..................... 9,934   266,629
            Air Methods Corp.+........................   562    25,683
            Almost Family, Inc.+......................   120     5,194
            Amedisys, Inc.+...........................   392    10,901
            Amsurg Corp.+.............................   607    38,071
            Chemed Corp...............................   252    29,043
            Civitas Solutions, Inc.+..................   168     3,150
            LHC Group, Inc.+..........................   177     5,675
                                                              --------
                                                               384,346
                                                              --------
          MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.1%
            Owens & Minor, Inc........................   905    30,517
                                                              --------
          METAL PROCESSORS & FABRICATION -- 0.3%
            Ampco-Pittsburgh Corp.....................   119     1,903
            CIRCOR International, Inc.................   253    13,824
            Dynamic Materials Corp....................   200     2,678
            Global Brass & Copper Holdings, Inc.......   306     4,663
            Haynes International, Inc.................   178     7,916
            LB Foster Co., Class A....................   148     6,324
            Mueller Industries, Inc...................   813    28,487
            NN, Inc...................................   255     6,416
            RBC Bearings, Inc.........................   334    24,379
            Rexnord Corp.+............................ 1,078    28,556
            RTI International Metals, Inc.+...........   440    16,566
            Sun Hydraulics Corp.......................   319    12,412
                                                              --------
                                                               154,124
                                                              --------
          METAL PRODUCTS-DISTRIBUTION -- 0.0%
            A.M. Castle & Co.+........................   269     1,055
            Olympic Steel, Inc........................   131     1,434
                                                              --------
                                                                 2,489
                                                              --------
          METAL-ALUMINUM -- 0.1%
            Century Aluminum Co.+.....................   738     9,513
            Kaiser Aluminum Corp......................   259    20,816
            Noranda Aluminum Holding Corp.............   636     2,124
                                                              --------
                                                                32,453
                                                              --------
          METAL-DIVERSIFIED -- 0.0%
            Molycorp, Inc.+........................... 2,612     2,410
                                                              --------
          MISCELLANEOUS MANUFACTURING -- 0.1%
            American Railcar Industries, Inc..........   136     7,213
            FreightCar America, Inc...................   173     4,514
            Hillenbrand, Inc..........................   901    26,480
            John Bean Technologies Corp...............   418    16,131
            TriMas Corp.+.............................   649    18,282
                                                              --------
                                                                72,620
                                                              --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                                  VALUE
                     SECURITY DESCRIPTION                 SHARES (NOTE 3)
       ------------------------------------------------------------------
       COMMON STOCKS (CONTINUED)
       MOTION PICTURES & SERVICES -- 0.0%
         Eros International PLC+.........................    319 $  5,643
                                                                 --------
       MRI/MEDICAL DIAGNOSTIC IMAGING -- 0.0%
         Alliance HealthCare Services, Inc.+.............     72    1,532
         RadNet, Inc.+...................................    469    3,930
         Surgical Care Affiliates, Inc.+.................    180    6,786
                                                                 --------
                                                                   12,248
                                                                 --------
       MULTIMEDIA -- 0.3%
         Demand Media, Inc.+.............................    125      801
         E.W. Scripps Co., Class A.......................    780   18,166
         Entravision Communications Corp., Class A.......    830    5,428
         Martha Stewart Living Omnimedia, Inc., Class A+. 19,768  108,724
         Media General, Inc.+............................    780   13,174
         Meredith Corp...................................    515   26,801
                                                                 --------
                                                                  173,094
                                                                 --------
       NETWORKING PRODUCTS -- 1.0%
         Anixter International, Inc.+....................    390   27,534
         Black Box Corp..................................    223    4,438
         Calix, Inc.+....................................    595    4,397
         Cyan, Inc.+.....................................    394    1,470
         Extreme Networks, Inc.+.........................  1,384    3,488
         Gigamon, Inc.+.................................. 13,027  383,384
         Infinera Corp.+.................................  1,757   33,031
         Ixia+...........................................    826    9,895
         LogMeIn, Inc.+..................................    348   22,335
         NETGEAR, Inc.+..................................    496   15,014
         ParkerVision, Inc.+.............................  1,388      944
         Polycom, Inc.+..................................  1,982   25,865
         Procera Networks, Inc.+.........................    296    3,407
                                                                 --------
                                                                  535,202
                                                                 --------
       NON-FERROUS METALS -- 0.1%
         Globe Specialty Metals, Inc.....................    916   18,247
         Horsehead Holding Corp.+........................    727   10,868
         Materion Corp...................................    295   11,797
                                                                 --------
                                                                   40,912
                                                                 --------
       NON-HAZARDOUS WASTE DISPOSAL -- 0.0%
         Casella Waste Systems, Inc., Class A+...........    560    3,069
         Quest Resource Holding Corp.+...................    200      242
                                                                 --------
                                                                    3,311
                                                                 --------
       OFFICE AUTOMATION & EQUIPMENT -- 0.0%
         Eastman Kodak Co.+..............................    253    4,901
                                                                 --------
       OFFICE FURNISHINGS-ORIGINAL -- 0.2%
         Herman Miller, Inc..............................    850   23,299
         HNI Corp........................................    647   30,176
         Interface, Inc..................................    954   20,730
         Kimball International, Inc., Class B............    492    4,979
         Knoll, Inc......................................    695   15,825
         Steelcase, Inc., Class A........................  1,186   20,838
                                                                 --------
                                                                  115,847
                                                                 --------
       OFFICE SUPPLIES & FORMS -- 0.0%
         ACCO Brands Corp.+..............................  1,637   12,883
                                                                 --------


                                                                VALUE
                    SECURITY DESCRIPTION               SHARES  (NOTE 3)
       -----------------------------------------------------------------
       OIL & GAS DRILLING -- 0.1%
         Hercules Offshore, Inc.+.....................  2,305 $    1,856
         North Atlantic Drilling, Ltd.................  1,025      1,579
         Parker Drilling Co.+.........................  1,738      6,517
         Parsley Energy, Inc., Class A+...............    763     13,230
         Vantage Drilling Co.+........................  2,948      1,175
                                                              ----------
                                                                  24,357
                                                              ----------
       OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.2%
         Abraxas Petroleum Corp.+..................... 89,306    339,363
         American Eagle Energy Corp.+.................    436         74
         Approach Resources, Inc.+....................    565      4,955
         Bill Barrett Corp.+..........................    713      8,271
         Bonanza Creek Energy, Inc.+..................    471     12,981
         Callon Petroleum Co.+........................    793      7,089
         Carrizo Oil & Gas, Inc.+.....................    653     36,392
         Clayton Williams Energy, Inc.+...............     84      4,676
         Comstock Resources, Inc......................    686      3,684
         Contango Oil & Gas Co.+......................    250      6,267
         Diamondback Energy, Inc.+....................    601     49,625
         Eclipse Resources Corp+......................    435      2,754
         Emerald Oil, Inc.+...........................    817        523
         Energy XXI, Ltd..............................  1,345      5,878
         Evolution Petroleum Corp.....................    281      1,933
         EXCO Resources, Inc..........................  2,178      4,487
         FMSA Holdings, Inc.+.........................    359      3,156
         FX Energy, Inc.+.............................    773      1,044
         Gastar Exploration, Inc.+....................  1,007      3,655
         Goodrich Petroleum Corp.+....................    499      1,931
         Halcon Resources Corp.+......................  3,741      5,574
         Harvest Natural Resources, Inc.+.............    604        387
         Isramco, Inc.+...............................     13      1,606
         Jones Energy, Inc., Class A+.................    160      1,642
         Magnum Hunter Resources Corp.+...............  2,851      6,244
         Matador Resources Co.+.......................  1,052     29,161
         Midstates Petroleum Co., Inc.+...............    533        613
         Miller Energy Resources, Inc.+...............    431        312
         Northern Oil and Gas, Inc.+..................    876      7,744
         Panhandle Oil and Gas, Inc., Class A.........    201      4,583
         PDC Energy, Inc.+............................    514     29,164
         Penn Virginia Corp.+......................... 36,401    243,159
         PetroQuest Energy, Inc.+.....................    839      2,248
         Resolute Energy Corp.+.......................  1,118      1,386
         Rex Energy Corp.+............................    690      3,450
         Rosetta Resources, Inc.+.....................    881     20,113
         RSP Permian, Inc.+...........................    335      9,722
         Sanchez Energy Corp.+........................    731     10,738
         Stone Energy Corp.+..........................    806     13,758
         Swift Energy Co.+............................    628      1,897
         Synergy Resources Corp.+..................... 19,915    238,582
         TransAtlantic Petroleum, Ltd.+...............    325      1,885
         Triangle Petroleum Corp.+....................    965      5,761
         VAALCO Energy, Inc.+.........................    715      1,766
         W&T Offshore, Inc............................    501      3,221
         Warren Resources, Inc.+......................  1,056      1,140
                                                              ----------
                                                               1,144,594
                                                              ----------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 3)
           ---------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           OIL FIELD MACHINERY & EQUIPMENT -- 0.1%
             Flotek Industries, Inc.+...............   772  $ 11,032
             Forum Energy Technologies, Inc.+.......   855    19,887
             Gulf Island Fabrication, Inc...........   208     2,743
             Mitcham Industries, Inc.+..............   182       892
             Natural Gas Services Group, Inc.+......   179     4,538
             Profire Energy, Inc.+..................   210       346
             Thermon Group Holdings, Inc.+..........   458    10,658
                                                            --------
                                                              50,096
                                                            --------
           OIL REFINING & MARKETING -- 0.2%
             Adams Resources & Energy, Inc..........    31     1,445
             Alon USA Energy, Inc...................   376     6,050
             Delek US Holdings, Inc.................   851    31,419
             Trecora Resources+.....................   281     3,372
             Vertex Energy, Inc.+...................   188       406
             Western Refining, Inc..................   763    33,610
                                                            --------
                                                              76,302
                                                            --------
           OIL-FIELD SERVICES -- 0.4%
             Basic Energy Services, Inc.+...........   456     4,647
             Bristow Group, Inc.....................   511    31,748
             C&J Energy Services, Ltd.+.............   661    11,534
             CARBO Ceramics, Inc....................   283    12,517
             Exterran Holdings, Inc.................   840    31,139
             Glori Energy, Inc.+....................   175       290
             Gulfmark Offshore, Inc., Class A.......   386     5,794
             Helix Energy Solutions Group, Inc.+.... 1,514    24,951
             Independence Contract Drilling, Inc.+..   148     1,134
             Key Energy Services, Inc.+............. 1,884     4,597
             Matrix Service Co.+....................   379     8,327
             McDermott International, Inc.+......... 3,408    17,892
             Newpark Resources, Inc.+............... 1,217    12,486
             Nuverra Environmental Solutions, Inc.+.   217       881
             PHI, Inc.+.............................   181     5,671
             Pioneer Energy Services Corp.+.........   900     6,705
             SEACOR Holdings, Inc.+.................   267    19,400
             Tesco Corp.+...........................   498     6,404
             TETRA Technologies, Inc.+.............. 1,132     8,173
             Willbros Group, Inc.+..................   574     1,435
                                                            --------
                                                             215,725
                                                            --------
           OPTICAL RECOGNITION EQUIPMENT -- 0.0%
             Digimarc Corp..........................    94     2,200
                                                            --------
           OPTICAL SUPPLIES -- 0.0%
             Ocular Therapeutix, Inc.+..............    82     1,800
             STAAR Surgical Co.+....................   551     4,876
                                                            --------
                                                               6,676
                                                            --------
           PAPER & RELATED PRODUCTS -- 0.2%
             Clearwater Paper Corp.+................   293    18,743
             Neenah Paper, Inc......................   238    14,392
             Orchids Paper Products Co..............   116     2,493
             P.H. Glatfelter Co.....................   618    15,326
             Resolute Forest Products, Inc.+........   936    14,433
             Schweitzer-Mauduit International, Inc..   437    19,320
             Wausau Paper Corp......................   606     5,648
                                                            --------
                                                              90,355
                                                            --------


                                                                 VALUE
                     SECURITY DESCRIPTION                SHARES (NOTE 3)
        ----------------------------------------------------------------
        PATIENT MONITORING EQUIPMENT -- 0.1%
          Insulet Corp.+................................    795 $ 23,731
          Masimo Corp.+.................................    641   21,640
                                                                --------
                                                                  45,371
                                                                --------
        PHARMACY SERVICES -- 0.0%
          BioScrip, Inc.+...............................    982    4,615
          Diplomat Pharmacy, Inc.+......................    220    7,881
          Liberator Medical Holdings, Inc...............    452    1,275
          Vitae Pharmaceuticals, Inc.+..................     80    1,066
                                                                --------
                                                                  14,837
                                                                --------
        PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.6%
          AAC Holdings, Inc.+...........................     82    2,842
          HealthSouth Corp..............................  1,264   57,158
          U.S. Physical Therapy, Inc....................  5,665  267,162
                                                                --------
                                                                 327,162
                                                                --------
        PHYSICIANS PRACTICE MANAGEMENT -- 0.0%
          Healthways, Inc.+.............................    451    7,848
          IPC Healthcare, Inc.+.........................    246   12,034
                                                                --------
                                                                  19,882
                                                                --------
        PIPELINES -- 0.1%
          Primoris Services Corp........................    545   10,480
          SemGroup Corp., Class A.......................    611   51,440
                                                                --------
                                                                  61,920
                                                                --------
        PLATINUM -- 0.0%
          Stillwater Mining Co.+........................  1,719   23,086
                                                                --------
        POLLUTION CONTROL -- 0.0%
          Advanced Emissions Solutions, Inc.+...........    312    4,496
          CECO Environmental Corp.......................    302    3,560
                                                                --------
                                                                   8,056
                                                                --------
        POULTRY -- 0.1%
          Sanderson Farms, Inc..........................    331   24,865
                                                                --------
        POWER CONVERTER/SUPPLY EQUIPMENT -- 0.1%
          Advanced Energy Industries, Inc.+.............    590   14,432
          Capstone Turbine Corp.+.......................  4,717    2,963
          Generac Holdings, Inc.+.......................    987   41,148
          Powell Industries, Inc........................    133    4,414
          PowerSecure International, Inc.+..............    321    4,208
          Vicor Corp.+..................................    236    3,599
                                                                --------
                                                                  70,764
                                                                --------
        PRECIOUS METALS -- 0.0%
          Coeur Mining, Inc.+...........................  1,485    7,752
                                                                --------
        PRINTING-COMMERCIAL -- 0.8%
          ARC Document Solutions, Inc.+................. 33,539  286,423
          Cenveo, Inc.+.................................    795    1,574
          Cimpress NV+..................................    478   40,123
          Deluxe Corp...................................    718   46,490
          Ennis, Inc....................................    375    5,768
          Multi-Color Corp..............................    178   11,175
          Quad/Graphics, Inc............................    396    8,530
                                                                --------
                                                                 400,083
                                                                --------
        PRIVATE EQUITY -- 0.0%
          Fifth Street Asset Management, Inc............     86      949
                                                                --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 3)
         --------------------------------------------------------------
         COMMON STOCKS (CONTINUED)
         PROTECTION/SAFETY -- 0.0%
           Landauer, Inc...............................   137  $ 4,420
                                                               -------
         PUBLISHING-BOOKS -- 0.1%
           Houghton Mifflin Harcourt Co.+.............. 1,564   35,753
           Scholastic Corp.............................   381   15,484
                                                               -------
                                                                51,237
                                                               -------
         PUBLISHING-NEWSPAPERS -- 0.1%
           AH Belo Corp., Class A......................   270    1,806
           Daily Journal Corp.+........................    16    3,216
           Lee Enterprises, Inc.+......................   769    2,307
           McClatchy Co., Class A+.....................   876    1,218
           New York Times Co., Class A................. 1,985   26,579
                                                               -------
                                                                35,126
                                                               -------
         PUBLISHING-PERIODICALS -- 0.1%
           Dex Media, Inc.+............................   213      560
           Time, Inc................................... 1,582   36,117
                                                               -------
                                                                36,677
                                                               -------
         RACETRACKS -- 0.1%
           Churchill Downs, Inc........................   193   23,000
           Empire Resorts, Inc.+.......................   216    1,171
           International Speedway Corp., Class A.......   399   14,508
           Penn National Gaming, Inc.+................. 1,128   18,138
           Speedway Motorsports, Inc...................   167    3,824
                                                               -------
                                                                60,641
                                                               -------
         RADIO -- 0.0%
           Cumulus Media, Inc., Class A+............... 2,073    4,726
           Entercom Communications Corp., Class A+.....   354    4,206
           Radio One, Inc., Class D+...................   332    1,185
           Saga Communications, Inc., Class A..........    52    2,080
           Salem Media Group, Inc., Class A............   156      761
           Townsquare Media, Inc.+.....................   128    1,748
                                                               -------
                                                                14,706
                                                               -------
         REAL ESTATE INVESTMENT TRUSTS -- 4.9%
           Acadia Realty Trust.........................   921   28,459
           AG Mtg. Investment Trust, Inc...............   407    7,823
           Agree Realty Corp...........................   252    7,757
           Alexander's, Inc............................    30   12,937
           Altisource Residential Corp.................   819   15,684
           American Assets Trust, Inc..................   514   20,457
           American Capital Mortgage Investment Corp...   734   12,874
           American Residential Properties, Inc.+......   462    8,667
           Anworth Mtg. Asset Corp..................... 1,625    8,255
           Apollo Commercial Real Estate Finance, Inc..   662   11,314
           Apollo Residential Mortgage, Inc............   460    7,296
           Ares Commercial Real Estate Corp............   410    4,654
           Armada Hoffler Properties, Inc..............   359    3,687
           ARMOUR Residential REIT, Inc................ 5,123   15,369
           Ashford Hospitality Prime, Inc..............   364    5,700
           Ashford Hospitality Trust, Inc.............. 1,005    9,105
           Associated Estates Realty Corp..............   826   23,541
           Campus Crest Communities, Inc...............   928    5,874
           Capstead Mtg. Corp.......................... 1,374   16,007
           CareTrust REIT, Inc.........................   287    3,585
           CatchMark Timber Trust, Inc., Class A.......   273    3,167


                                                                     VALUE
                     SECURITY DESCRIPTION                    SHARES (NOTE 3)
    -----------------------------------------------------------------------
    REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
      Cedar Realty Trust, Inc............................... 1,137  $ 7,948
      Chambers Street Properties............................ 3,400   25,500
      Chatham Lodging Trust.................................   488   13,488
      Chesapeake Lodging Trust..............................   787   24,987
      Colony Financial, Inc................................. 1,540   39,901
      CorEnergy Infrastructure Trust, Inc...................   669    4,543
      CoreSite Realty Corp..................................   301   14,472
      Cousins Properties, Inc............................... 3,157   30,749
      CubeSmart............................................. 2,325   53,638
      CyrusOne, Inc.........................................   472   15,331
      CYS Investments, Inc.................................. 2,325   20,739
      DCT Industrial Trust, Inc............................. 1,180   38,987
      DiamondRock Hospitality Co............................ 2,807   38,063
      DuPont Fabros Technology, Inc.........................   915   28,502
      Dynex Capital, Inc....................................   785    6,280
      EastGroup Properties, Inc.............................   449   25,683
      Education Realty Trust, Inc...........................   667   22,425
      Empire State Realty Trust, Inc., Class A.............. 1,314   23,652
      EPR Properties........................................   820   47,289
      Equity One, Inc.......................................   881   21,699
      Excel Trust, Inc......................................   877   13,900
      FelCor Lodging Trust, Inc............................. 1,782   19,798
      First Industrial Realty Trust, Inc.................... 1,580   31,173
      First Potomac Realty Trust............................   843    9,037
      Franklin Street Properties Corp....................... 1,291   15,247
      GEO Group, Inc........................................ 1,041   40,599
      Getty Realty Corp.....................................   367    6,375
      Gladstone Commercial Corp.............................   272    4,844
      Government Properties Income Trust....................   979   20,402
      Gramercy Property Trust, Inc..........................   669   18,290
      Hannon Armstrong Sustainable Infrastructure Capital,
       Inc..................................................   378    7,182
      Hatteras Financial Corp............................... 1,385   25,013
      Healthcare Realty Trust, Inc.......................... 1,378   35,277
      Hersha Hospitality Trust.............................. 2,878   18,506
      Highwoods Properties, Inc............................. 1,293   55,651
      Hudson Pacific Properties, Inc........................   788   23,766
      Inland Real Estate Corp............................... 1,252   12,883
      Invesco Mtg. Capital, Inc............................. 1,766   27,196
      Investors Real Estate Trust........................... 1,607   11,522
      iStar Financial, Inc.+................................ 1,217   16,478
      Kite Realty Group Trust...............................   472   12,366
      Ladder Capital Corp., Class A.........................   219    3,841
      LaSalle Hotel Properties.............................. 1,602   58,777
      Lexington Realty Trust................................ 2,950   27,347
      LTC Properties, Inc...................................   499   21,687
      Mack-Cali Realty Corp................................. 1,272   22,832
      Medical Properties Trust, Inc......................... 2,474   34,587
      Monmouth Real Estate Investment Corp..................   802    8,285
      National Health Investors, Inc........................   538   35,895
      New Residential Investment Corp....................... 2,023   34,472
      New York Mortgage Trust, Inc.......................... 1,508   11,777
      New York REIT, Inc.................................... 2,327   22,991
      Omega Healthcare Investors, Inc.......................   253    9,131
      One Liberty Properties, Inc...........................   176    3,956
      Owens Realty Mortgage, Inc............................   154    2,076
      Parkway Properties, Inc............................... 1,129   18,369
      Pebblebrook Hotel Trust............................... 1,025   44,013

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                               VALUE
                    SECURITY DESCRIPTION              SHARES  (NOTE 3)
        ---------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
          Pennsylvania Real Estate Investment Trust..   986  $   22,293
          PennyMac Mortgage Investment Trust......... 1,061      22,228
          Physicians Realty Trust....................   680      11,288
          Potlatch Corp..............................   582      21,482
          PS Business Parks, Inc.....................   279      21,302
          QTS Realty Trust, Inc., Class A............ 7,692     278,989
          RAIT Financial Trust....................... 1,181       7,653
          Ramco-Gershenson Properties Trust.......... 1,108      19,368
          Redwood Trust, Inc......................... 1,190      20,456
          Resource Capital Corp...................... 1,853       8,172
          Retail Opportunity Investments Corp........ 1,295      21,730
          Rexford Industrial Realty, Inc.............   659       9,793
          RLJ Lodging Trust.......................... 1,878      55,720
          Rouse Properties, Inc......................   533       9,312
          Ryman Hospitality Properties, Inc..........   623      35,910
          Sabra Health Care REIT, Inc................   777      23,217
          Saul Centers, Inc..........................   140       7,045
          Select Income REIT.........................   528      12,244
          Silver Bay Realty Trust Corp...............   552       8,539
          Sovran Self Storage, Inc...................   473      41,312
          STAG Industrial, Inc.......................   813      17,666
          Starwood Waypoint Residential Trust........   561      14,440
          STORE Capital Corp.........................   454       9,534
          Strategic Hotels & Resorts, Inc.+.......... 3,836      44,881
          Summit Hotel Properties, Inc............... 1,227      16,160
          Sun Communities, Inc.......................   689      42,759
          Sunstone Hotel Investors, Inc.............. 2,973      46,319
          Terreno Realty Corp........................   615      13,087
          Trade Street Residential, Inc..............   266       1,854
          UMH Properties, Inc........................ 9,110      91,738
          Universal Health Realty Income Trust.......   174       8,641
          Urstadt Biddle Properties, Inc., Class A...   385       7,989
          Washington Real Estate Investment Trust....   956      23,632
          Western Asset Mortgage Capital Corp........   598       8,737
          Whitestone REIT............................   322       4,733
                                                             ----------
                                                              2,531,852
                                                             ----------
        REAL ESTATE MANAGEMENT/SERVICES -- 0.1%
          HFF, Inc., Class A.........................   471      18,458
          Kennedy-Wilson Holdings, Inc............... 1,030      25,523
          Marcus & Millichap, Inc.+..................   115       4,069
          RE/MAX Holdings, Inc., Class A.............   153       5,170
                                                             ----------
                                                                 53,220
                                                             ----------
        REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.1%
          Alexander & Baldwin, Inc...................   699      28,295
          BBX Capital Corp., Class A+................   114       2,090
          Consolidated-Tomoka Land Co................    61       3,339
          Forestar Group, Inc.+......................   501       7,395
          FRP Holdings, Inc.+........................    96       3,333
          St. Joe Co.+...............................   907      15,827
                                                             ----------
                                                                 60,279
                                                             ----------
        RECREATIONAL CENTERS -- 0.1%
          ClubCorp Holdings, Inc.....................   314       6,873
          Life Time Fitness, Inc.+...................   586      41,899
          Steiner Leisure, Ltd.+.....................   195       9,407
                                                             ----------
                                                                 58,179
                                                             ----------


                                                            VALUE
                     SECURITY DESCRIPTION           SHARES (NOTE 3)
            -------------------------------------------------------
            RECREATIONAL VEHICLES -- 0.7%
              Arctic Cat, Inc......................    185 $  6,566
              Brunswick Corp.......................  1,330   66,553
              Malibu Boats, Inc., Class A+......... 14,450  305,906
                                                           --------
                                                            379,025
                                                           --------
            RENTAL AUTO/EQUIPMENT -- 0.1%
              Electro Rent Corp....................    235    2,547
              McGrath RentCorp.....................    371   12,284
              Neff Corp.+..........................    150    1,770
              Rent-A-Center, Inc...................    757   22,407
                                                           --------
                                                             39,008
                                                           --------
            RESEARCH & DEVELOPMENT -- 0.5%
              Albany Molecular Research, Inc.+..... 11,648  210,363
              Arrowhead Research Corp.+............    784    5,410
              INC Research Holdings, Inc.+.........    134    4,494
              PAREXEL International Corp.+.........    816   51,877
                                                           --------
                                                            272,144
                                                           --------
            RESORTS/THEME PARKS -- 0.2%
              Marriott Vacations Worldwide Corp....    385   31,651
              Vail Resorts, Inc....................    519   51,490
                                                           --------
                                                             83,141
                                                           --------
            RESPIRATORY PRODUCTS -- 0.6%
              Inogen, Inc.+........................  8,283  304,317
                                                           --------
            RETAIL-APPAREL/SHOE -- 0.6%
              Aeropostale, Inc.+...................  1,128    3,485
              American Eagle Outfitters, Inc.......  2,789   44,373
              ANN, Inc.+...........................    672   25,442
              bebe stores, Inc.....................    450    1,489
              Boot Barn Holdings, Inc.+............     83    2,060
              Brown Shoe Co., Inc..................    626   18,592
              Buckle, Inc..........................    405   18,144
              Burlington Stores, Inc.+.............    411   21,195
              Cato Corp., Class A..................    393   15,461
              Children's Place, Inc................    316   19,168
              Christopher & Banks Corp.+...........    523    3,107
              Destination Maternity Corp...........    197    2,323
              Destination XL Group, Inc.+..........    502    2,445
              Express, Inc.+.......................  1,209   19,707
              Finish Line, Inc., Class A...........    692   16,975
              Francesca's Holdings Corp.+..........    606   10,260
              Genesco, Inc.+.......................    344   23,251
              Guess?, Inc..........................    882   16,149
              Men's Wearhouse, Inc.................    688   38,934
              New York & Co., Inc.+................    420    1,063
              Pacific Sunwear of California, Inc.+.    712    1,495
              Shoe Carnival, Inc...................    217    5,666
              Stein Mart, Inc......................    398    4,708
              Tilly's, Inc., Class A+..............    152    2,028
              Vera Bradley, Inc.+..................    313    4,457
              Winmark Corp.........................     34    3,060
                                                           --------
                                                            325,037
                                                           --------
            RETAIL-APPLIANCES -- 0.0%
              Conn's, Inc.+........................    397   11,104
              hhgregg, Inc.+.......................    173      990
                                                           --------
                                                             12,094
                                                           --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                              VALUE
                     SECURITY DESCRIPTION             SHARES (NOTE 3)
           ----------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           RETAIL-AUTO PARTS -- 0.0%
             Pep Boys-Manny Moe & Jack+..............    764 $  6,998
                                                             --------
           RETAIL-AUTOMOBILE -- 0.3%
             America's Car-Mart, Inc.+...............    112    5,750
             Asbury Automotive Group, Inc.+..........    440   36,973
             Group 1 Automotive, Inc.................    347   27,406
             Lithia Motors, Inc., Class A............    327   32,612
             Rush Enterprises, Inc., Class A+........    493   12,887
             Sonic Automotive, Inc., Class A.........    572   13,356
                                                             --------
                                                              128,984
                                                             --------
           RETAIL-BEDDING -- 0.0%
             Mattress Firm Holding Corp.+............    215   12,702
                                                             --------
           RETAIL-BOOKSTORES -- 0.0%
             Barnes & Noble, Inc.+...................    588   12,877
                                                             --------
           RETAIL-BUILDING PRODUCTS -- 0.0%
             Lumber Liquidators Holdings, Inc.+......    393   10,804
             Tile Shop Holdings, Inc.+...............    402    5,214
                                                             --------
                                                               16,018
                                                             --------
           RETAIL-COMPUTER EQUIPMENT -- 0.0%
             PC Connection, Inc......................    139    3,376
             Systemax, Inc.+.........................    162    1,693
                                                             --------
                                                                5,069
                                                             --------
           RETAIL-CONVENIENCE STORE -- 0.1%
             Casey's General Stores, Inc.............    552   45,363
                                                             --------
           RETAIL-DISCOUNT -- 0.1%
             Citi Trends, Inc.+......................    224    5,103
             Fred's, Inc., Class A...................    529    8,924
             HSN, Inc................................    476   29,712
             Tuesday Morning Corp.+..................    624    9,872
                                                             --------
                                                               53,611
                                                             --------
           RETAIL-HAIR SALONS -- 0.0%
             Regis Corp.+............................    626   10,342
                                                             --------
           RETAIL-HOME FURNISHINGS -- 0.6%
             Haverty Furniture Cos., Inc............. 12,579  269,945
             Kirkland's, Inc.+.......................    210    4,985
             Pier 1 Imports, Inc.....................  1,356   17,154
             Restoration Hardware Holdings, Inc.+....    447   38,518
                                                             --------
                                                              330,602
                                                             --------
           RETAIL-HYPERMARKETS -- 0.0%
             Roundy's, Inc.+.........................    563    2,838
                                                             --------
           RETAIL-JEWELRY -- 0.0%
             Movado Group, Inc.......................    263    7,701
                                                             --------
           RETAIL-LEISURE PRODUCTS -- 0.0%
             MarineMax, Inc.+........................    356    7,860
             West Marine, Inc.+......................    251    2,523
                                                             --------
                                                               10,383
                                                             --------
           RETAIL-MAJOR DEPARTMENT STORES -- 0.0%
             Sears Hometown and Outlet Stores, Inc.+.    166    1,150
                                                             --------


                                                              VALUE
                     SECURITY DESCRIPTION             SHARES (NOTE 3)
           ----------------------------------------------------------
           RETAIL-MISC./DIVERSIFIED -- 0.1%
             Container Store Group, Inc.+............    247 $  4,510
             Five Below, Inc.+.......................    779   26,268
             Gaiam, Inc., Class A+...................    215    1,410
             PriceSmart, Inc.........................    269   21,644
                                                             --------
                                                               53,832
                                                             --------
           RETAIL-OFFICE SUPPLIES -- 0.1%
             Office Depot, Inc.+.....................  7,671   70,727
                                                             --------
           RETAIL-PAWN SHOPS -- 0.1%
             Cash America International, Inc.........    403   10,446
             Ezcorp, Inc., Class A+..................    738    6,789
             First Cash Financial Services, Inc.+....    415   20,061
                                                             --------
                                                               37,296
                                                             --------
           RETAIL-PET FOOD & SUPPLIES -- 0.0%
             Freshpet, Inc.+.........................    172    3,729
             PetMed Express, Inc.....................    290    4,591
                                                             --------
                                                                8,320
                                                             --------
           RETAIL-REGIONAL DEPARTMENT STORES -- 0.0%
             Bon-Ton Stores, Inc.....................    210    1,506
             Stage Stores, Inc.......................    455    8,786
                                                             --------
                                                               10,292
                                                             --------
           RETAIL-RESTAURANTS -- 2.2%
             Biglari Holdings, Inc.+.................     25    9,138
             BJ's Restaurants, Inc.+.................    311   14,555
             Bloomin' Brands, Inc....................  1,107   25,085
             Bob Evans Farms, Inc....................    354   15,229
             Bravo Brio Restaurant Group, Inc.+......    275    4,051
             Buffalo Wild Wings, Inc.+...............    271   43,170
             Carrols Restaurant Group, Inc.+.........    505    4,565
             Cheesecake Factory, Inc.................    717   35,943
             Chuy's Holdings, Inc.+..................    236    5,338
             Cracker Barrel Old Country Store, Inc...    274   36,300
             Dave & Buster's Entertainment, Inc.+....     97    3,057
             Del Frisco's Restaurant Group, Inc.+....    339    6,838
             Denny's Corp.+..........................  1,249   13,002
             DineEquity, Inc.........................    239   23,047
             El Pollo Loco Holdings, Inc.+...........    118    3,089
             Famous Dave's of America, Inc.+.........     67    1,889
             Fiesta Restaurant Group, Inc.+..........    384   19,411
             Habit Restaurants, Inc.+................     82    2,716
             Ignite Restaurant Group, Inc.+..........    109      384
             Jack in the Box, Inc....................    574   49,806
             Jamba, Inc.+............................    247    3,893
             Kona Grill, Inc.+....................... 10,320  250,363
             Krispy Kreme Doughnuts, Inc.+...........    935   16,643
             Nathan's Famous, Inc....................     45    1,851
             Noodles & Co.+..........................    155    3,103
             Papa John's International, Inc..........    439   26,941
             Papa Murphy's Holdings, Inc.+...........  7,254  123,536
             Popeyes Louisiana Kitchen, Inc.+........    339   18,876
             Potbelly Corp.+.........................    214    3,212
             Red Robin Gourmet Burgers, Inc.+........    205   15,393
             Ruby Tuesday, Inc.+.....................    881    6,414
             Ruth's Hospitality Group, Inc...........    517    7,522

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                                 VALUE
                    SECURITY DESCRIPTION                SHARES  (NOTE 3)
       ------------------------------------------------------------------
       COMMON STOCKS (CONTINUED)
       RETAIL-RESTAURANTS (CONTINUED)
         Sonic Corp....................................    780 $   22,347
         Texas Roadhouse, Inc..........................  1,000     33,600
         Zoe's Kitchen, Inc.+..........................  8,274    253,433
                                                               ----------
                                                                1,103,740
                                                               ----------
       RETAIL-SPORTING GOODS -- 0.1%
         Big 5 Sporting Goods Corp.....................    265      3,615
         Hibbett Sports, Inc.+.........................    372     17,410
         Sportsman's Warehouse Holdings, Inc.+.........    140      1,348
         Zumiez, Inc.+.................................    298      9,449
                                                               ----------
                                                                   31,822
                                                               ----------
       RETAIL-TOY STORES -- 0.0%
         Build-A-Bear Workshop, Inc.+..................    177      3,262
                                                               ----------
       RETAIL-VIDEO RENTALS -- 0.0%
         Outerwall, Inc................................    271     18,003
                                                               ----------
       RETAIL-VITAMINS & NUTRITION SUPPLEMENTS -- 0.0%
         Vitamin Shoppe, Inc.+.........................    442     18,511
                                                               ----------
       RETIREMENT/AGED CARE -- 0.6%
         Capital Senior Living Corp.+.................. 12,406    324,665
         Five Star Quality Care, Inc.+.................    617      2,622
                                                               ----------
                                                                  327,287
                                                               ----------
       RUBBER-TIRES -- 0.1%
         Cooper Tire & Rubber Co.......................    834     35,437
                                                               ----------
       RUBBER/PLASTIC PRODUCTS -- 0.1%
         Myers Industries, Inc.........................    376      6,080
         Proto Labs, Inc.+.............................    325     22,750
         Trinseo SA+...................................    165      3,757
                                                               ----------
                                                                   32,587
                                                               ----------
       SATELLITE TELECOM -- 0.1%
         DigitalGlobe, Inc.+...........................  1,082     34,808
         Globalstar, Inc.+.............................  3,939     10,202
         Intelsat SA+..................................    393      4,948
         Iridium Communications, Inc.+.................  1,156     11,756
         Loral Space & Communications, Inc.+...........    188     12,972
                                                               ----------
                                                                   74,686
                                                               ----------
       SAVINGS & LOANS/THRIFTS -- 0.8%
         Anchor BanCorp Wisconsin, Inc.+...............     95      3,435
         Astoria Financial Corp........................  1,242     16,357
         Banc of California, Inc.......................    476      5,902
         Bank Mutual Corp..............................    668      4,803
         BankFinancial Corp............................    267      3,418
         Beneficial Bancorp, Inc.+.....................    463      5,371
         Berkshire Hills Bancorp, Inc..................    360     10,084
         BofI Holding, Inc.+...........................    204     18,729
         Brookline Bancorp, Inc........................  1,013     10,910
         Capitol Federal Financial, Inc................  2,053     24,636
         Charter Financial Corp........................    244      2,921
         Clifton Bancorp, Inc..........................    380      5,187
         Dime Community Bancshares, Inc................    470      7,482
         EverBank Financial Corp.......................  1,307     24,271
         First Defiance Financial Corp.................    139      4,865
         First Financial Northwest, Inc................    197      2,344


                                                                   VALUE
                     SECURITY DESCRIPTION                  SHARES (NOTE 3)
     ---------------------------------------------------------------------
     SAVINGS & LOANS/THRIFTS (CONTINUED)
       Flagstar Bancorp, Inc.+............................   291  $  4,999
       Flushing Financial Corp............................   434     8,316
       Fox Chase Bancorp, Inc.............................   174     2,894
       HomeStreet, Inc.+..................................   213     4,405
       HomeTrust Bancshares, Inc.+........................   299     4,676
       Investors Bancorp, Inc............................. 5,139    60,846
       Kearny Financial Corp.+............................   201     2,681
       Meridian Bancorp, Inc.+............................   291     3,739
       Meta Financial Group, Inc..........................    88     3,600
       Northfield Bancorp, Inc............................   727    10,491
       Northwest Bancshares, Inc.......................... 1,358    16,717
       OceanFirst Financial Corp..........................   192     3,222
       Oritani Financial Corp.............................   656     9,774
       Pacific Premier Bancorp, Inc.+.....................   247     3,868
       Provident Financial Services, Inc..................   865    15,570
       Sterling Bancorp................................... 1,199    15,563
       Territorial Bancorp, Inc...........................   125     2,888
       United Community Financial Corp....................   726     3,913
       United Financial Bancorp, Inc......................   756     9,639
       Washington Federal, Inc............................ 1,454    31,406
       Waterstone Financial, Inc..........................   494     6,294
       WSFS Financial Corp................................   128     9,110
                                                                  --------
                                                                   385,326
                                                                  --------
     SCHOOLS -- 0.2%
       American Public Education, Inc.+...................   251     7,000
       Bridgepoint Education, Inc.+.......................   237     2,079
       Bright Horizons Family Solutions, Inc.+............   440    22,123
       Capella Education Co...............................   157     8,483
       Career Education Corp.+............................   964     4,049
       Grand Canyon Education, Inc.+......................   669    30,292
       ITT Educational Services, Inc.+....................   335     1,769
       K12, Inc.+.........................................   493     7,972
       Strayer Education, Inc.+...........................   156     7,912
       Universal Technical Institute, Inc.................   311     2,628
                                                                  --------
                                                                    94,307
                                                                  --------
     SECURITY SERVICES -- 0.1%
       Ascent Capital Group, Inc., Class A+...............   199     7,968
       Brink's Co.........................................   695    18,397
       LifeLock, Inc.+.................................... 1,155    16,874
                                                                  --------
                                                                    43,239
                                                                  --------
     SEISMIC DATA COLLECTION -- 0.0%
       Geospace Technologies Corp.+.......................   188     4,061
       ION Geophysical Corp.+............................. 1,854     4,227
                                                                  --------
                                                                     8,288
                                                                  --------
     SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.3%
       Cirrus Logic, Inc.+................................   890    30,064
       Cypress Semiconductor Corp......................... 4,390    58,475
       Emulex Corp.+...................................... 1,018     8,165
       Exar Corp.+........................................   567     5,596
       Integrated Device Technology, Inc.+................ 1,916    34,852
       MaxLinear, Inc., Class A+..........................   400     3,412
       Micrel, Inc........................................   640     8,704
       Pericom Semiconductor Corp.........................   318     3,981
       Power Integrations, Inc............................   436    21,578
                                                                  --------
                                                                   174,827
                                                                  --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                                  VALUE
                     SECURITY DESCRIPTION                 SHARES (NOTE 3)
       -----------------------------------------------------------------
       COMMON STOCKS (CONTINUED)
       SEMICONDUCTOR EQUIPMENT -- 0.9%
         Axcelis Technologies, Inc.+.....................  1,595 $  4,019
         Brooks Automation, Inc..........................    958   10,308
         Cabot Microelectronics Corp.+...................    346   16,366
         Cascade Microtech, Inc.+........................ 22,453  297,727
         Cohu, Inc.......................................    362    3,790
         Entegris, Inc.+.................................  1,997   26,580
         FormFactor, Inc.+...............................    797    6,352
         MKS Instruments, Inc............................    768   26,734
         Nanometrics, Inc.+..............................    343    5,303
         Photronics, Inc.+...............................    885    7,761
         Rudolph Technologies, Inc.+.....................    477    6,120
         Tessera Technologies, Inc.......................    767   27,696
         Ultra Clean Holdings, Inc.+.....................    422    2,536
         Ultratech, Inc.+................................    402    8,024
         Veeco Instruments, Inc.+........................    574   16,939
         Xcerra Corp.+...................................    762    7,491
                                                                 --------
                                                                  473,746
                                                                 --------
       SILVER MINING -- 0.0%
         Hecla Mining Co.................................  5,270   15,915
                                                                 --------
       SPECIFIED PURPOSE ACQUISITIONS -- 0.0%
         FCB Financial Holdings, Inc.+...................    118    3,158
         National Bank Holdings Corp., Class A...........    533   10,127
                                                                 --------
                                                                   13,285
                                                                 --------
       STEEL PIPE & TUBE -- 0.1%
         Advanced Drainage Systems, Inc..................    219    6,132
         Furmanite Corp.+................................    540    3,942
         Mueller Water Products, Inc., Class A...........  2,286   21,397
         Northwest Pipe Co.+.............................    136    3,297
         Omega Flex, Inc.................................     41    1,221
                                                                 --------
                                                                   35,989
                                                                 --------
       STEEL-PRODUCERS -- 0.1%
         AK Steel Holding Corp.+.........................  2,540   12,903
         Commercial Metals Co............................  1,689   28,038
         Ryerson Holding Corp+...........................    158      875
         Schnitzer Steel Industries, Inc., Class A.......    378    6,585
         Shiloh Industries, Inc.+........................    119    1,384
         Worthington Industries, Inc.....................    738   19,948
                                                                 --------
                                                                   69,733
                                                                 --------
       STEEL-SPECIALTY -- 0.0%
         Universal Stainless & Alloy Products, Inc.+.....    101    2,121
                                                                 --------
       STORAGE/WAREHOUSING -- 0.1%
         Mobile Mini, Inc................................    670   25,822
         Wesco Aircraft Holdings, Inc.+..................    752   11,791
                                                                 --------
                                                                   37,613
                                                                 --------
       SUPRANATIONAL BANKS -- 0.0%
         Banco Latinoamericano de Comercio Exterior SA,
          Class E........................................    426   13,534
                                                                 --------
       TELECOM EQUIPMENT-FIBER OPTICS -- 0.9%
         Alliance Fiber Optic Products, Inc.............. 20,520  376,747
         Ciena Corp.+....................................  1,507   32,099
         Clearfield, Inc.+...............................    164    2,222
         Finisar Corp.+..................................  1,484   30,170


                                                                   VALUE
                     SECURITY DESCRIPTION                  SHARES (NOTE 3)
     ---------------------------------------------------------------------
     TELECOM EQUIPMENT-FIBER OPTICS (CONTINUED)
       Harmonic, Inc.+....................................  1,263 $  8,854
       KVH Industries, Inc.+..............................    228    3,076
       Oclaro, Inc.+......................................  1,343    2,578
                                                                  --------
                                                                   455,746
                                                                  --------
     TELECOM SERVICES -- 0.5%
       Consolidated Communications Holdings, Inc..........    723   15,234
       EarthLink Holdings Corp............................  1,468    6,944
       FairPoint Communications, Inc.+....................    298    5,876
       GTT Communications, Inc.+..........................    229    4,181
       Hawaiian Telcom Holdco, Inc.+......................    152    4,004
       Inteliquent, Inc...................................    465    8,840
       Lumos Networks Corp................................    270    3,818
       NeuStar, Inc., Class A+............................    805   24,150
       ORBCOMM, Inc.+.....................................    789    4,750
       Premiere Global Services, Inc.+....................    692    7,065
       Qorvo, Inc.+.......................................  2,055  135,445
       RigNet, Inc.+......................................    171    6,406
       Spok Holdings, Inc.................................    311    5,855
       Vonage Holdings Corp.+.............................  2,499   11,570
       West Corp..........................................    552   17,084
                                                                  --------
                                                                   261,222
                                                                  --------
     TELECOMMUNICATION EQUIPMENT -- 0.9%
       ADTRAN, Inc........................................    809   13,437
       Comtech Telecommunications Corp....................    220    6,358
       Numerex Corp., Class A+............................ 20,045  220,295
       Plantronics, Inc...................................    610   32,495
       Preformed Line Products Co.........................     38    1,594
       ShoreTel, Inc.+.................................... 28,967  201,610
       Sonus Networks, Inc.+..............................    705    5,584
                                                                  --------
                                                                   481,373
                                                                  --------
     TELEPHONE-INTEGRATED -- 0.1%
       Atlantic Tele-Network, Inc.........................    135    8,913
       Cincinnati Bell, Inc.+.............................  2,999   10,287
       General Communication, Inc., Class A+..............    515    8,168
       IDT Corp., Class B.................................    242    4,121
       Shenandoah Telecommunications Co...................    346   11,923
                                                                  --------
                                                                    43,412
                                                                  --------
     TELEVISION -- 0.1%
       Central European Media Enterprises, Ltd., Class A+.  1,012    2,783
       Gray Television, Inc.+.............................    711    9,428
       Sinclair Broadcast Group, Inc., Class A............    985   30,180
                                                                  --------
                                                                    42,391
                                                                  --------
     TEXTILE-APPAREL -- 0.2%
       Cherokee, Inc......................................  3,610   78,337
       Perry Ellis International, Inc.+...................    174    4,162
       Unifi, Inc.+.......................................    210    7,411
                                                                  --------
                                                                    89,910
                                                                  --------
     TEXTILE-PRODUCTS -- 0.0%
       Culp, Inc..........................................    126    3,257
       Dixie Group, Inc.+.................................    215    2,114
                                                                  --------
                                                                     5,371
                                                                  --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 3)
          ------------------------------------------------------------
          COMMON STOCKS (CONTINUED)
          THEATERS -- 0.7%
            AMC Entertainment Holdings, Inc., Class A.    302 $  9,078
            Carmike Cinemas, Inc.+.................... 11,037  333,097
            National CineMedia, Inc...................    873   13,305
            Reading International, Inc., Class A+.....    248    3,303
                                                              --------
                                                               358,783
                                                              --------
          THERAPEUTICS -- 0.4%
            Actinium Pharmaceuticals, Inc.+...........    304      766
            Agios Pharmaceuticals, Inc.+..............    210   19,391
            Akebia Therapeutics, Inc.+................    112      859
            Anika Therapeutics, Inc.+.................    207    7,063
            Bio-Path Holdings, Inc.+..................  1,053    1,637
            Calithera Biosciences, Inc.+..............    115    1,151
            Cara Therapeutics, Inc.+..................     77      828
            Dyax Corp.+...............................  1,948   46,577
            Egalet Corp.+.............................     57      522
            Esperion Therapeutics, Inc.+..............     88    8,372
            Flexion Therapeutics, Inc.+...............     86    1,378
            Hyperion Therapeutics, Inc.+..............    195    8,962
            MannKind Corp.+...........................  3,271   14,033
            Mirati Therapeutics, Inc.+................    103    2,862
            Neurocrine Biosciences, Inc.+.............  1,088   37,090
            Nevro Corp.+..............................    115    5,177
            Northwest Biotherapeutics, Inc.+..........    551    4,331
            Osiris Therapeutics, Inc.+................    272    4,126
            Otonomy, Inc.+............................    103    2,703
            Portola Pharmaceuticals, Inc.+............    612   21,842
            Sarepta Therapeutics, Inc.+...............    584    7,125
            Threshold Pharmaceuticals, Inc.+..........    749    2,652
            Vital Therapies, Inc.+....................     81    1,969
            Xencor, Inc.+.............................    210    2,986
            Zafgen Inc+...............................     99    3,081
                                                              --------
                                                               207,483
                                                              --------
          TOBACCO -- 0.1%
            22nd Century Group, Inc.+.................    647      654
            Alliance One International, Inc.+.........  1,265    1,670
            Universal Corp............................    333   15,661
            Vector Group, Ltd.........................  1,083   23,988
                                                              --------
                                                                41,973
                                                              --------
          TOYS -- 0.0%
            JAKKS Pacific, Inc.+......................    268    1,787
            LeapFrog Enterprises, Inc.+...............    937    2,118
                                                              --------
                                                                 3,905
                                                              --------
          TRANSACTIONAL SOFTWARE -- 0.2%
            ACI Worldwide, Inc.+......................  1,632   37,585
            Bottomline Technologies de, Inc.+.........    565   15,120
            InnerWorkings, Inc.+......................    503    3,184
            Synchronoss Technologies, Inc.+...........    506   23,215
                                                              --------
                                                                79,104
                                                              --------
          TRANSPORT-AIR FREIGHT -- 0.1%
            Air Transport Services Group, Inc.+.......    750    6,990
            Atlas Air Worldwide Holdings, Inc.+.......    362   17,644
                                                              --------
                                                                24,634
                                                              --------


                                                              VALUE
                     SECURITY DESCRIPTION             SHARES (NOTE 3)
          -----------------------------------------------------------
          TRANSPORT-EQUIPMENT & LEASING -- 0.1%
            General Finance Corp.+...................    159 $  1,234
            Greenbrier Cos., Inc.....................    396   22,845
            TAL International Group, Inc.............    488   18,808
            Textainer Group Holdings, Ltd............    310    9,393
                                                             --------
                                                               52,280
                                                             --------
          TRANSPORT-MARINE -- 0.3%
            Ardmore Shipping Corp....................    259    3,116
            Baltic Trading, Ltd......................    706    1,002
            CAI International, Inc.+.................    235    5,598
            DHT Holdings, Inc........................  1,327   10,616
            Dorian LPG, Ltd.+........................    105    1,392
            Frontline, Ltd.+.........................    951    2,435
            GasLog, Ltd..............................    604   13,463
            Golden Ocean Group, Ltd..................    482    2,400
            Hornbeck Offshore Services, Inc.+........    520   11,882
            International Shipholding Corp...........     82      900
            Navios Maritime Acquisition Corp.........  1,180    4,496
            Navios Maritime Holdings, Inc............  1,138    4,313
            Nordic American Offshore, Ltd............    262    2,471
            Nordic American Tankers, Ltd.............  1,279   15,642
            Safe Bulkers, Inc........................    558    1,998
            Scorpio Bulkers, Inc.+...................  1,933    4,659
            Scorpio Tankers, Inc.....................  2,347   21,921
            Ship Finance International, Ltd..........    848   13,364
            Teekay Tankers, Ltd., Class A............    893    5,626
            Ultrapetrol Bahamas, Ltd.+...............    307      381
                                                             --------
                                                              127,675
                                                             --------
          TRANSPORT-SERVICES -- 0.6%
            CHC Group, Ltd.+.........................    481      572
            Echo Global Logistics, Inc.+.............    337    9,739
            Era Group, Inc.+.........................    292    6,477
            Hub Group, Inc., Class A+................    528   21,067
            Matson, Inc..............................    616   24,948
            Radiant Logistics, Inc.+................. 35,684  189,125
            Universal Truckload Services, Inc........     94    1,997
            UTi Worldwide, Inc.+.....................  1,313   11,856
            XPO Logistics, Inc.+.....................    753   36,521
                                                             --------
                                                              302,302
                                                             --------
          TRANSPORT-TRUCK -- 0.4%
            ArcBest Corp.............................    373   13,316
            Celadon Group, Inc.......................    300    7,752
            Forward Air Corp.........................    448   22,566
            Heartland Express, Inc...................    780   16,318
            Knight Transportation, Inc...............    857   24,767
            Marten Transport, Ltd....................    341    7,591
            P.A.M. Transportation Services, Inc.+....     46    2,695
            Patriot Transportation Holding, Inc.+....     32      826
            Quality Distribution, Inc.+..............    393    3,899
            Roadrunner Transportation Systems, Inc.+.    400    9,788
            Saia, Inc.+..............................    354   14,425
            Swift Transportation Co.+................  1,220   29,524
            USA Truck, Inc.+.........................     90    2,210
            Werner Enterprises, Inc..................    641   17,224
            YRC Worldwide, Inc.+.....................    449    7,004
                                                             --------
                                                              179,905
                                                             --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)



                                                                 VALUE
                     SECURITY DESCRIPTION                SHARES (NOTE 3)
        ----------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        TRAVEL SERVICES -- 0.0%
          Interval Leisure Group, Inc...................    570 $ 14,130
          Travelport Worldwide, Ltd.....................    430    6,807
                                                                --------
                                                                  20,937
                                                                --------
        VETERINARY DIAGNOSTICS -- 0.7%
          Aratana Therapeutics, Inc.+...................    412    5,319
          Heska Corp.+.................................. 12,019  337,614
          Kindred Biosciences, Inc.+....................    151    1,030
          Neogen Corp.+.................................    526   23,428
          Phibro Animal Health Corp., Class A...........    210    6,669
                                                                --------
                                                                 374,060
                                                                --------
        VIRTUAL REALITY PRODUCTS -- 0.6%
          RealD, Inc.+.................................. 26,027  319,612
                                                                --------
        VITAMINS & NUTRITION PRODUCTS -- 0.0%
          Natural Grocers by Vitamin Cottage, Inc.+.....    128    3,369
          Nature's Sunshine Products, Inc...............    156    2,030
          Nutraceutical International Corp.+............    124    2,418
          Omega Protein Corp.+..........................    300    3,834
          Synutra International, Inc.+..................    248    1,800
          USANA Health Sciences, Inc.+..................     82    9,327
                                                                --------
                                                                  22,778
                                                                --------
        WATER -- 0.1%
          American States Water Co......................    556   21,345
          Artesian Resources Corp., Class A.............    111    2,391
          California Water Service Group................    686   16,375
          Connecticut Water Service, Inc................    156    5,616
          Middlesex Water Co............................    229    5,214
          PICO Holdings, Inc.+..........................    326    5,871
          SJW Corp......................................    225    6,581
          York Water Co.................................    186    4,680
                                                                --------
                                                                  68,073
                                                                --------
        WATER TREATMENT SYSTEMS -- 0.0%
          Energy Recovery, Inc.+........................    552    1,639
                                                                --------
        WEB HOSTING/DESIGN -- 0.1%
          Endurance International Group Holdings, Inc.+.    432    7,923
          NIC, Inc......................................    936   15,912
          Q2 Holdings, Inc.+............................    142    2,890
          Rightside Group, Ltd.+........................    125    1,017
          Web.com Group, Inc.+..........................    743   13,649
          Wix.com, Ltd.+................................    199    3,875
                                                                --------
                                                                  45,266
                                                                --------
        WEB PORTALS/ISP -- 0.0%
          Blucora, Inc.+................................    606    8,284
                                                                --------
        WIRE & CABLE PRODUCTS -- 0.7%
          Belden, Inc...................................    626   52,553
          Encore Wire Corp..............................    297   13,368
          General Cable Corp............................    698   11,384
          Insteel Industries, Inc....................... 12,842  260,179
                                                                --------
                                                                 337,484
                                                                --------

                                                  SHARES/
                                                 PRINCIPAL   VALUE
                 SECURITY DESCRIPTION             AMOUNT    (NOTE 3)
         ------------------------------------------------------------
         WIRELESS EQUIPMENT -- 0.3%
           Aerohive Networks, Inc.+.............      137  $       834
           Aruba Networks, Inc.+................    1,532       37,703
           CalAmp Corp.+........................      516       10,170
           Gogo, Inc.+..........................      802       16,954
           InterDigital, Inc....................      533       29,166
           Ruckus Wireless, Inc.+...............      930       10,863
           Telenav, Inc.+.......................      391        3,269
           TESSCO Technologies, Inc.............       82        2,072
           Ubiquiti Networks, Inc...............      426       12,171
           ViaSat, Inc.+........................      594       35,711
                                                           -----------
                                                               158,913
                                                           -----------
         WOUND, BURN & SKIN CARE -- 0.1%
           Derma Sciences, Inc.+................      325        2,568
           IGI Laboratories, Inc.+..............    9,914       50,363
                                                           -----------
                                                                52,931
                                                           -----------
         TOTAL COMMON STOCKS
            (cost $45,425,743)..................            49,980,197
                                                           -----------
         EXCHANGE-TRADED FUNDS -- 0.4%
         EXCHANGE-TRADED FUNDS -- 0.4%
           iShares Russell 2000 Index Fund
            (cost $227,811).....................    1,886      228,508
                                                           -----------
         TOTAL LONG-TERM INVESTMENT SECURITIES
            (cost $45,653,524)..................            50,208,705
                                                           -----------
         SHORT-TERM INVESTMENT SECURITIES -- 0.7%
         TIME DEPOSITS -- 0.7%
           Euro Time Deposit with State Street
            Bank and Trust Co.
            0.01% due 05/01/2015
            (cost $348,000)..................... $348,000      348,000
                                                           -----------
         TOTAL INVESTMENTS
            (cost $46,001,554)(3)...............     98.4%  50,556,705
         Other assets less liabilities..........      1.6      807,668
                                                 --------  -----------
         NET ASSETS                                 100.0% $51,364,373
                                                 ========  ===========

--------
+  Non-income producing security
(1)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs: see Note 3.
(2)Illiquid security. At April 30, 3015, the aggregate value of these securities was $0.00 representing 0.0% of net assets.
(3)See Note 6 for cost of investments on a tax basis.

CVR -- Contingent Value Rights.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2015 -- (UNAUDITED) (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2015 (see Note 3):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 --SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS     TOTAL
                                  --------------------- ----------------- --------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks:
  Cellular Telecom...............      $     9,936          $     --               $ 0          $     9,936
  Medical-Drugs..................        1,888,299                --                 0            1,888,299
  Other Industries...............       48,081,962                --                --           48,081,962
Exchange-Traded Funds............          228,508                --                --              228,508
Short-Term Investment Securities.               --           348,000                --              348,000
                                       -----------          --------               ---          -----------
TOTAL INVESTMENTS AT VALUE.......      $50,208,705          $348,000               $ 0          $50,556,705
                                       ===========          ========               ===          ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)

Note 1. Organization

   SunAmerica Specialty Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of seven different investment funds (each a "Fund" and collectively, the "Funds") as of April 30, 2015. Each Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: SunAmerica Alternative Strategies Fund (the "Alternative Strategies Fund"), SunAmerica Global Trends Fund (the "Global Trends Fund"), SunAmerica Focused Alpha Growth Fund (the "Focused Alpha Growth Fund"), SunAmerica Focused Alpha Large-Cap Fund (the "Focused Alpha Large-Cap Fund"), SunAmerica Income Explorer Fund (the "Income Explorer Fund") and SunAmerica Small-Cap Fund ("the Small-Cap Fund").

   On June 18, 2012, the Class A and Class C shares of the 2020 High Watermark Fund were closed to new investments as a result of an Early Closure Condition, as defined in the prospectus, which was caused by certain low interest rate conditions. The Class I shares of the Fund closed to new investments effective August 31, 2012 as a result of the same Early Closure Condition. This Early Closure Condition does not require the Fund to irrevocably allocate its assets to its fixed income portfolio.

   In reorganizations that occurred on January 23, 2012 (the "Reorganizations"), the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund acquired the assets and assumed the liabilities of the Focused Alpha Growth Fund, Inc. and the Focused Alpha Large-Cap Fund, Inc., respectively (each a "Predecessor Fund" and together, the "Predecessor Funds"), both closed-end registered investment companies, in exchange for Class A shares of Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund, respectively. These transactions were structured to qualify as tax-free reorganizations under the Internal Revenue Code. As a result of the Reorganizations, each of the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund carried forward the performance and accounting history of the corresponding Predecessor Fund, as each Predecessor Fund is the accounting survivor of the respective Reorganization. The most recent fiscal year end of the Predecessor Funds was December 31, 2011.

   The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

   The 2020 High Watermark Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on August 31, 2020, its Protected Maturity Date, at least equal to the protected high watermark value ("Protected High Watermark Value"). The Fund seeks high total return as a secondary objective. The Protected High Watermark Value for the Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. The Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the Protected High Watermark Value is backed by a master agreement between the Trust, on behalf of the Fund, and Prudential Global Funding, LLC ("PGF"), under which PGF will pay to the Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the Fund's Protected Maturity Date, provided certain conditions are met. Pursuant to the Master Agreement between the Trust and PGF, the Fund pays PGF a fee at an annual rate of 0.35% of the average daily net assets of the Fund.

   If the NAV of the 2020 High Watermark Fund at its Protected Maturity Date is insufficient to satisfy the Payment Undertaking, a shareholder's ability to receive the Protected High Watermark Value will depend on the Fund's ability to collect the difference under the Master Agreement with PGF. A shareholder's ability to rely on the Master Agreement is subject to certain conditions and restrictions that may reduce, or eliminate, the Fund's ability to meet the Payment Undertaking.

   The 2020 High Watermark Fund is subject to conditions of the Master Agreement that require Trajectory Asset Management LLC ("Trajectory"), the Fund's subadviser, to provide certain information to PGF on a daily basis and to follow certain parameters and proprietary mathematical formulae in making investment allocation decisions. These limitations are designed to reduce, but do not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the Protected High Watermark Value on its Protected Maturity Date.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


   While Trajectory intends to meet all obligations under the Master Agreement, a failure to meet the commercially negotiated terms could permit PGF to cancel the Master Agreement and thus terminate its obligations to make any payment to the 2020 High Watermark Fund if a shortfall exists to the Payment Undertaking on the Protected Maturity Date. In this event, shareholders will not receive the Protected High Watermark Value but instead will receive the Fund's then-current net asset value when they redeem their shares, which may be lower than the Protected High Watermark Value and lower than the shareholder's initial investment.

   As described under Note 4, SunAmerica has contractually agreed to reduce its fees in the event that the 2020 High Watermark Fund becomes completely invested in fixed income securities. However, if this reduction in fees is not sufficient to reduce total annual operating expenses to an extent that they are covered by the current yield on the Fund's fixed income securities, and the Fund is within three years of its Protected Maturity Date, that date will be accelerated and the Trust's Board of Trustees will consider appropriate action under all of the circumstances as described below. PGF may, however, permit the Fund to hold a higher proportion of its assets in obligations of U.S. government agencies and instrumentalities (which generally pay higher rates of interest than direct obligations of the U.S. Treasury) in order to avoid this circumstance.

   Under the Master Agreement, if certain low interest rate conditions occur and the 2020 High Watermark Fund is within three years of its initial Protected Maturity Date, the Fund can terminate early. If the Fund terminates early under these circumstances ("Early Fund Termination"), the 2020 High Watermark Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High Watermark Value. Thereafter, the Trust's Board of Trustees will consider appropriate action under all of the circumstances. These actions could include liquidating the Fund or continuing to operate the Fund and pursuing a strategy other than the High Watermark Strategy. Shareholders will receive 30 days' written notice of any shareholder distribution of liquidation proceeds or other action following a Protected Maturity Date or Early Fund Termination.

   Please refer to the 2020 High Watermark Fund's prospectus for additional details concerning the calculation of the Protected High Watermark Value, the Payment Undertaking, the Master Agreement, an Early Closure Condition and an Early Fund Termination.

   The Alternative Strategies Fund seeks to provide long-term total return by utilizing an actively managed quantitative investment process to provide exposure to a diversified portfolio of alternative, or non-traditional, investment strategies and asset classes, and by investing in U.S. Government Securities and other fixed income securities.+

   The Global Trends Fund seeks to provide capital appreciation by utilizing an actively managed rules based investment process to allocate assets across a diversified, broad-based spectrum of asset classes, including the global equity and fixed income markets, currencies and commodities.

   The Focused Alpha Growth Fund seeks to provide growth of capital through active trading of equity securities of large, small and mid-cap companies.

   The Focused Alpha Large-Cap Fund seeks to provide growth of capital through active trading of equity securities to achieve a blend of growth companies, value companies and companies that have elements of growth and value, issued by large-cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in large-cap companies.

   The Income Explorer Fund seeks to provide high current income with a secondary objective of capital appreciation primarily by strategically allocating its assets among a preferred securities strategy, closed-end fund strategy and global dividend equity strategy. Through this combination of investments, the Fund expects to gain exposure to a broad range of income-producing investments, including both fixed income and equity securities.

   The Small-Cap Fund seeks to provide long-term growth of capital by strategically allocating its assets between a small-cap index strategy and a micro-cap growth strategy.
--------
+ On June 3, 2015, the Board of Trustees of the Trust (the "Board") approved a change in the Alternative Strategy Fund's name to the "SunAmerica Commodity Fund," along with certain changes to the Fund's principal investment strategy and techniques. The Board also approved a new Subadvisory Agreement between SunAmerica and Wellington Management Company LLP, replacing Franklin Alternative Strategies Advisers, LLC (d/b/a Pelagos Capital Management). These changes are expected to become effective on or about September 15, 2015. See Note 14 for additional details.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


   Each Fund, except for the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund, is a "diversified" Fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares of the 2020 High Watermark Fund will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I shares are offered at net asset value per share. The class is offered exclusively to participants in certain employee retirement plans and other programs.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A and Class C shares make distribution and account maintenance fee payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act except that Class C shares are subject to higher distribution fee rates. Class I shares and Class W shares have not adopted 12b-1 Plans and make no payments thereunder, however, Class I shares and Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services (see Note 4).

   Class A shares acquired in connection with the Reorganizations were subject to a redemption fee of 1.00% of the total redemption amount (calculated at net asset value) on fund shares redeemed or exchanged on or before April 20, 2012. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative daily net assets of each class.

   INDEMNIFICATIONS: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Basis for consolidation for the SunAmerica Alternative Strategies Cayman Fund, Ltd. and SunAmerica Global Trends Cayman Fund, Ltd.

   The SunAmerica Alternative Strategies Cayman Fund, Ltd. (the "Alternative Strategies Subsidiary"), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Alternative Strategies Fund. The Alternative Strategies Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Alternative Strategies Fund in order to effect certain investments on behalf of the Alternative Strategies Fund consistent with the investment objectives and policies in the Alternative Strategies Fund's prospectus and statement of additional information. With respect to its investments, the Alternative Strategies Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Alternative Strategies Fund; however, the Alternative Strategies Subsidiary (unlike the Alternative Strategies Fund) may invest without limitation in commodity-linked

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)

   swap agreements and other commodity-linked and hedge fund-linked derivative instruments that may otherwise be limited if purchased by the Alternative Strategies Fund due to federal tax requirements relating to qualifying income. The Alternative Strategies Fund and Alternative Strategies Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Alternative Strategies Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Alternative Strategies Fund. The Alternative Strategies Fund may invest up to 25% of its assets in the Alternative Strategies Subsidiary. As of April 30, 2015, net assets of the Alternative Strategies Fund were $50,993,811, of which approximately $12,347,509, or approximately 24.2%, represented the Alternative Strategies Fund's ownership of all issued shares and voting rights of the Alternative Strategies Subsidiary.

   The SunAmerica Global Trends Cayman Fund, Ltd. (the "Global Trends Subsidiary"), a Cayman Islands exempted company, was incorporated on March 17, 2011, and is a wholly-owned subsidiary of the Global Trends Fund. The Global Trends Subsidiary commenced operations on June 17, 2011 and was organized as a wholly-owned subsidiary of the Global Trends Fund in order to effect certain investments on behalf of the Global Trends Fund consistent with the investment objectives and policies in the Global Trends Fund's prospectus and statement of additional information. With respect to its investments, the Global Trends Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Global Trends Fund; however, the Global Trends Subsidiary (unlike the Global Trends Fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the Global Trends Fund due to federal tax requirements relating to qualifying income. The Global Trends Fund and Global Trends Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Global Trends Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Global Trends Fund. The Global Trends Fund may invest up to 25% of its assets in the Global Trends Subsidiary. As of April 30, 2015, net assets of the Global Trends Fund were $46,098,137, of which approximately $10,641,974, or approximately 23.1%, represented the Global Trends Fund's ownership of all issued shares and voting rights of the Global Trends Subsidiary.

Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1--Unadjusted quoted prices in active markets for identical securities Level 2--Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the "Board") , etc.)
   Level 3--Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of inputs used to value the Funds' net assets as of April 30, 2015 is reported on a schedule following each Fund's Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable form a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)

   Option contracts traded in the over-the-counter ("OTC") market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   DERIVATIVE INSTRUMENTS:

   Futures: The 2020 High Watermark Fund may invest in exchange traded S&P 500 Index futures to generate equity market exposures. During the six months ended April 30, 2015, the 2020 High Watermark Fund invested in exchange traded S&P 500 Index futures to generate equity market exposures. The Alternative Strategies Fund expects to enter into futures transactions for investment purposes in order to gain exposure to the following asset classes: commodities, currencies, fixed income and equity index futures, and may take either a long or short position in a futures transaction. The Alternative Strategies Fund may also enter into futures transactions for hedging purposes. The Global Trends Fund expects to enter into futures transactions for investment purposes in order to gain exposure to a variety of asset classes, including U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income, currencies and commodities. The Global Trends Fund may also enter into futures transactions for hedging purposes. During the six months ended April 30, 2015, the Alternative Strategies Fund entered into futures transactions for investment purposes in order to gain exposure to commodities, currencies, fixed income and equity index futures, and took long and short positions in futures transactions. During this same period, the Alternative Strategies Fund also entered into futures transactions for hedging purposes. During the six months ended April 30, 2015, the Global Trends Fund entered into futures transactions for investment purposes in order to gain exposure to U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income and commodities.

   Futures contracts are reported on a schedule following the Portfolio of Investments. As of April 30, 2015, the following Funds had open futures contracts: 2020 High Watermark Fund, Alternative Strategies Fund and Global Trends Fund.

   A futures contract is generally a standardized, transferable, exchange-traded contract that requires delivery of a commodity, bond, currency, stock index, or other underlying reference asset at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the "broker"). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contract and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The primary risk to the 2020 High Watermark Fund of entering into futures contracts is market risk. The risks associated with the Alternative Strategy Fund's and Global Trend Fund's use of futures include the risk that the changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset. In addition, since the Alternative Strategies Fund may go short in futures contracts, there is a risk that losses caused by sudden, unanticipated market movements may be potentially unlimited. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)

   always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Funds since exchange-traded futures contracts are centrally cleared.

   At April 30, 2015, the amounts shown in the Statement of Assets and Liabilities as Due from broker for the Alternative Strategies Fund and the Global Trends Fund includes amounts set aside for margin requirements for open futures contracts.

   Forward Foreign Currency Contracts: The Global Trends Fund may enter into forward contracts for investment purposes in order to gain currency exposure and enhance return. The Income Explorer Fund may enter into forward contracts for various purposes including to facilitate settlement of foreign currency denominated portfolio transactions and to attempt to protect the value of securities and related receivables against changes in future foreign exchange rates. During the six months ended April 30, 2015, the Global Trends Fund did not invest in forward contracts. During the six months ended April 30, 2015, the Income Explorer Fund used forward contracts on foreign currencies to attempt to protect the value of securities and related receivables against changes in future exchange rates. As of April 30, 2015, no Funds had open forward contracts.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

   Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises because forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, a Fund faces the risk that its counterparties may not perform their obligations. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. In addition, forward contracts are also not regulated by the Commodity Futures Trading Commission ("CFTC") and therefore the Fund will not receive any benefit of CFTC regulation when trading forwards. Moreover, because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Options: Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund's market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund's securities or an increase in prices of securities that may be purchased, or to generate income. During the six months ended April 30, 2015, the Alternative Strategies Fund used purchased options contracts to decrease the Fund's market exposure, to seek higher investment returns, and to seek protection against a decline in the value of the Fund's securities or an increase in prices of securities that may be purchased. As of April 30, 2015, Alternative Strategies Fund did not invest in option contracts.

   An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)

   security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

   Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the six months ended April 30, 2015 are summarized as follows:

                                                      WRITTEN OPTIONS
                                                      FUTURE CONTRACTS
                                                     ------------------
                                                        ALTERNATIVE
                                                      STRATEGIES FUND#
                                                     ------------------
                                                     NUMBER OF PREMIUMS
                                                     CONTRACTS RECEIVED
                                                     --------- --------
Options outstanding as of October 31, 2014..........    153    $ 82,880
Options written.....................................    558     261,091
Options terminated in closing purchase transactions.    211      90,110
Options exercised...................................     --          --
Options expired.....................................    500     253,861
                                                        ---    --------
Options outstanding as of April 30, 2015............     --    $     --
                                                        ===    ========

--------
#  Consolidated; see Note 2.

   Commodity-Linked and Hedge Fund-Linked Notes: The Alternative Strategies Fund and the Global Trends Fund may invest in commodity-linked derivative instruments, including commodity-linked notes linked to broad-based commodity indexes, in order to gain exposure to the commodities markets. By investing in these derivative instruments, the Alternative Strategies and Global Trends Funds seek to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. The Alternative Strategies and Global Trends Funds will not invest directly in commodities. During the six months ended April 30, 2015, the Alternative Strategies Fund invested in commodity-linked notes in order to gain exposure to the commodities markets. The Global Trends Fund did not invest in commodity-linked derivative instruments.

   Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. A commodity-linked note is a derivative instrument that has characteristics of a debt security and of a commodity-linked derivative. It typically provides for interest payments and a principal payment at maturity linked to the price movement of a commodity, commodity index or commodity futures or option contract.

   The Alternative Strategies Fund may also invest in hedge fund-linked derivative instruments, including hedge fund-linked notes linked to a hedge fund index, in order to gain a broad-based exposure to hedge funds. The Alternative Strategies Fund will not invest directly in hedge funds. During the six months ended April 30, 2015, the Alternative Strategies Fund did not invest in hedge fund-linked notes.

   Hedge fund linked derivatives are derivative instruments, of which, the value, principal payment and interest payments are primarily linked to the price movement of a hedge fund, hedge fund index or hedge fund futures or option contract.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


   The commodity and hedge fund-linked derivative instruments in which the Alternative Strategies Fund and Global Trends Fund may invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors, including potential defaults by counterparties on their obligations to perform under these instruments. Typically, the return of the commodity-linked and hedge fund-linked notes will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Alternative Strategies Fund earns from these notes as compared to the index. Commodity and hedge fund-linked derivative instruments are also subject to credit risk and counterparty risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. Counterparty risk is the risk that the Fund will be exposed to the credit of the counterparties to derivative contracts and its ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the terms of the agreements.

   Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund's net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund's counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund's financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following tables represent the value of derivatives held as of April 30, 2015, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations For the six months ended April 30, 2015. For a detailed presentation of derivatives held as of April 30, 2015, please refer to a schedule following the Portfolio of Investments.

                                                              2020 HIGH WATERMARK FUND
                        ------------------------------------------------------------------------------------------------------
                                        ASSET DERIVATIVES                                 LIABILITY DERIVATIVES
                        --------------------------------------------------  ---------------------------------------------------
DERIVATIVE CONTRACTS(1) STATEMENT OF ASSETS AND LIABILITIES LOCATION  VALUE STATEMENT OF ASSETS AND LIABILITIES LOCATION  VALUE
----------------------- --------------------------------------------  ----- --------------------------------------------  ------
Equity contracts(2)(3). Variation margin on futures contracts          $--  Variation margin on futures contracts         $1,005
                                                                       ===                                                ======

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


                                                                                                  CHANGE IN UNREALIZED
                                                                                                      APPRECIATION
                               LOCATION OF GAIN (LOSS) ON              REALIZED GAIN (LOSS) ON      (DEPRECIATION) ON
                                DERIVATIVES RECOGNIZED IN             DERIVATIVES RECOGNIZED IN DERIVATIVES RECOGNIZED IN
DERIVATIVE CONTRACTS             STATEMENT OF OPERATIONS               STATEMENT OF OPERATIONS   STATEMENT OF OPERATIONS
-------------------- ------------------------------------------------ ------------------------- -------------------------
Equity contracts(2). Net realized gain (loss) on futures contracts and written options contracts/Change in
                     unrealized appreciation (depreciation) on
                     futures contracts and written options contracts           $4,699                     $(648)
                                                                               ======                     =====

--------
(1)The Portfolio's derivative contracts held during the six months ended April 30, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average value outstanding for equity futures was $68,591.
(3)The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,115 as reported in the Portfolio of Investments.

                                                                 ALTERNATIVE STRATEGIES FUND
                          ---------------------------------------------------------------------------------------------------
                                           ASSET DERIVATIVES                                   LIABILITY DERIVATIVES
                          ----------------------------------------------------  ---------------------------------------------
DERIVATIVE
CONTRACTS(1)              STATEMENT OF ASSETS AND LIABILITIES LOCATION   VALUE  STATEMENT OF ASSETS AND LIABILITIES LOCATION
------------              --------------------------------------------  ------- --------------------------------------------
Equity
 contracts(2)(3)(4)...... Variation margin on futures contracts         $44,820 Variation margin on futures contracts
                          Call and put options written, at value             -- Call and put options written, at value
Interest rate
 contracts(2)(3)......... Variation margin on futures contracts              -- Variation margin on futures contracts
Commodity
 contracts(2)(3)(4)(5)(7) Variation margin on futures contracts          47,340 Variation margin on futures contracts
                          Call and put options purchased, at value           -- Call and put options purchased, at value
Foreign exchange
 contracts(2)(3)......... Variation margin on futures contracts              -- Variation margin on futures contracts
                                                                        -------
                                                                        $92,160
                                                                        =======

                          -------

                          --------
DERIVATIVE
CONTRACTS(1)               VALUE
------------              --------
Equity
 contracts(2)(3)(4)...... $110,455
                                --
Interest rate
 contracts(2)(3).........    1,969
Commodity
 contracts(2)(3)(4)(5)(7)   24,673
                                --
Foreign exchange
 contracts(2)(3).........   44,569
                          --------
                          $181,666
                          ========

                                                                                                    CHANGE IN UNREALIZED
                                                                                                        APPRECIATION
                                 LOCATION OF GAIN (LOSS) ON              REALIZED GAIN (LOSS) ON      (DEPRECIATION) ON
                                  DERIVATIVES RECOGNIZED IN             DERIVATIVES RECOGNIZED IN DERIVATIVES RECOGNIZED IN
DERIVATIVE CONTRACTS               STATEMENT OF OPERATIONS               STATEMENT OF OPERATIONS   STATEMENT OF OPERATIONS
--------------------   ------------------------------------------------ ------------------------- -------------------------
Equity                 Net realized gain (loss) on futures contracts
 contracts(2)(4)...... and written options contracts/Change in unrealized appreciation (depreciation) on
                       futures contracts and written options contracts         $  525,239                 $(368,965)
Interest rate          Net realized gain (loss) on futures contracts
 contracts(2)......... and written options contracts/Change in unrealized appreciation (depreciation) on
                       futures contracts and written options contracts            (67,191)                  (35,219)
Commodity
 contracts(2)(4)(6)(7) Net realized gain (loss) on futures contracts and written options contracts/Change in
                       unrealized appreciation (depreciation) on
                       futures contracts and written options contracts            (54,091)                  107,712
                       Net realized gain (loss) on purchased options
                       contracts/Change in unrealized appreciation
                       (depreciation) on purchased options contracts              174,800                        --
Foreign exchange
 contracts(2)......... Net realized gain (loss) on futures contracts and written options contracts/Change in
                       unrealized appreciation (depreciation) on
                       futures contract and written options contracts             533,741                  (363,080)
                                                                               ----------                 ---------
                                                                               $1,112,498                 $(659,552)
                                                                               ==========                 =========

--------
(1)The Portfolio's derivative contracts held during the six months ended
   April 30, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average value outstanding for interest rate futures contracts, equity futures contracts, commodity futures contracts, and foreign exchange futures contracts was $566,198, $10,123,492, $2,220,893 and $4,870,734, respectively.
(3)The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(371,190) as reported in the Portfolio of Investments.
(4)The average value outstanding for written options on commodity and equity contracts is $23,999 and $4,010, respectively.
(5)Purchased options contracts are included in investments at value (unaffiliated).
(6)The realized gain (loss) for purchased options contracts is included in Net realized gain (loss) on investments (unaffiliated).
(7)The average notional amount outstanding for purchased options contracts on commodity contracts is $46,043.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


                                                                         GLOBAL TRENDS FUND
                              ---------------------------------------------------------------------------------------------------
                                               ASSET DERIVATIVES                                   LIABILITY DERIVATIVES
                              ----------------------------------------------------  ---------------------------------------------
DERIVATIVE
CONTRACTS(1)                  STATEMENT OF ASSETS AND LIABILITIES LOCATION   VALUE  STATEMENT OF ASSETS AND LIABILITIES LOCATION
------------                  --------------------------------------------  ------- --------------------------------------------
Equity contracts(2)(3)....... Variation margin on futures contracts         $    -- Variation margin on futures contracts
Interest rate contracts(2)(3) Variation margin on futures contracts              -- Variation margin on futures contracts
Commodity contracts(2)(3).... Variation margin on futures contracts          58,187 Variation margin on futures contracts
                                                                            -------
                                                                            $58,187
                                                                            =======

                              -------

                              --------
DERIVATIVE
CONTRACTS(1)                   VALUE
------------                  --------
Equity contracts(2)(3)....... $402,780
Interest rate contracts(2)(3)   41,205
Commodity contracts(2)(3)....   38,431
                              --------
                              $482,416
                              ========

                                                                                                  CHANGE IN UNREALIZED
                                                                                                      APPRECIATION
                               LOCATION OF GAIN (LOSS) ON              REALIZED GAIN (LOSS) ON      (DEPRECIATION) ON
                                DERIVATIVES RECOGNIZED IN             DERIVATIVES RECOGNIZED IN DERIVATIVES RECOGNIZED IN
DERIVATIVE CONTRACTS             STATEMENT OF OPERATIONS               STATEMENT OF OPERATIONS   STATEMENT OF OPERATIONS
-------------------- ------------------------------------------------ ------------------------- -------------------------
Equity contracts(2). Net realized gain (loss) on futures contracts and written options contracts/Change in
                     unrealized appreciation (depreciation) on
                     futures contracts and written options contracts         $3,863,776                $(1,908,051)
Interest rate        Net realized gain (loss) on futures contracts
 contracts(2)....... and written options contracts/Change in unrealized appreciation (depreciation) on
                     futures contracts and written options contracts            797,262                   (126,139)
Commodity            Net realized gain (loss) on futures contracts
 contracts(2)....... and written options contracts/Change in unrealized appreciation (depreciation) on
                     futures contracts and written options contracts           (818,479)                    70,240
                                                                             ----------                -----------
                                                                             $3,842,559                $(1,963,950)
                                                                             ==========                ===========

--------
(1)The Portfolio's derivative contracts held during the six months ended
   April 30, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average value outstanding for equity futures, interest rate futures, and commodity futures contracts was $18,161,022, $12,614,288, and $2,220,893, respectively.
(3)The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(856,603) as reported in the Portfolio of Investments.

                                                             INCOME EXPLORER FUND
                     -----------------------------------------------------------------------------------------------------
                                     ASSET DERIVATIVES                                 LIABILITY DERIVATIVES
                     --------------------------------------------------  --------------------------------------------------
DERIVATIVE
CONTRACTS(1)         STATEMENT OF ASSETS AND LIABILITIES LOCATION  VALUE STATEMENT OF ASSETS AND LIABILITIES LOCATION  VALUE
------------         --------------------------------------------  ----- --------------------------------------------  -----
Foreign exchange     Unrealized appreciation on forward                  Unrealized depreciation on forward
 contracts(2)....... foreign currency contracts                     $--  foreign currency contracts                     $--
                                                                    ===                                                 ===

                                                                                                      CHANGE IN UNREALIZED
                                                                                                          APPRECIATION
                                 LOCATION OF GAIN (LOSS) ON                REALIZED GAIN (LOSS) ON      (DEPRECIATION) ON
DERIVATIVE                        DERIVATIVES RECOGNIZED IN               DERIVATIVES RECOGNIZED IN DERIVATIVES RECOGNIZED IN
CONTRACTS(1)                       STATEMENT OF OPERATIONS                 STATEMENT OF OPERATIONS   STATEMENT OF OPERATIONS
------------         ---------------------------------------------------- ------------------------- -------------------------
Foreign exchange     Net realized foreign exchange gain (loss) on other
 contracts(2)....... assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and
                     liabilities                                                   $3,514                    $(2,380)
                                                                                   ======                    =======

--------
(1)The Portfolio's derivative contracts held during the year ended April 30, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average notional amount outstanding for forward foreign currency contracts was $41,740.

There were no derivative assets and liabilities subject to Master Agreements outstanding at April 30, 2015. The repurchase agreements held by the Funds as of April 30, 2015 are subject to Master Agreements. See the Portfolio of Investments and Notes to the Financial Statements for more information about the Funds' holdings in repurchase agreements.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

   As of April 30, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securties LLC:

                          PERCENTAGE PRINCIPAL
PORTFOLIO                 OWNERSHIP   AMOUNT
---------                 ---------- ----------
Global Trends Fund.......    8.08%   $7,605,000
Global Trends Subsidiary.    2.43     2,285,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Bank of America Securities LLC, dated April 30, 2015, bearing interest at a rate of 0.09% per annum, with a principal amount of $94,080,000, a repurchase price of $94,080,235, and a maturity date of May 1, 2015. The repurchase agreement is collateralized by the following:

                     INTEREST MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE     DATE      AMOUNT       VALUE
------------------   -------- --------- ----------- -----------
U.S. Treasury Notes.   1.50%  5/31/2019 $29,913,900 $30,400,300
U.S. Treasury Notes.   2.00%  5/31/2021  30,000,000  30,824,700
U.S. Treasury Notes.   1.38%  4/30/2020  34,817,000  34,744,929

   As of April 30, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

                          PERCENTAGE PRINCIPAL
PORTFOLIO                 OWNERSHIP   AMOUNT
---------                 ---------- ----------
Global Trends Fund.......    8.09%   $6,470,000
Global Trends Subsidiary.    2.43     1,945,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Barclays Capital, Inc., dated April 30, 2015, bearing interest at a rate of 0.08% per annum, with a principal amount of $79,975,000, a repurchase price of $79,975,178, and a maturity date of May 1, 2015. The repurchase agreement is collateralized by the following:

                     INTEREST MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE     DATE      AMOUNT       VALUE
------------------   -------- --------- ----------- -----------
U.S. Treasury Notes.   1.75%  4/30/2022 $81,805,000 $81,603,760

   As of April 30, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

                          PERCENTAGE PRINCIPAL
PORTFOLIO                 OWNERSHIP   AMOUNT
---------                 ---------- ----------
Global Trends Fund.......    8.09%   $6,470,000
Global Trends Subsidiary.    2.43     1,945,000

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   BNP Paribas SA, dated April 30, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $79,975,000, a repurchase price of $79,975,222, and a maturity date of May 1, 2015. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   0.63%  11/15/2016 $81,194,100 $81,637,420

   As of April 30, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

                          PERCENTAGE PRINCIPAL
PORTFOLIO                 OWNERSHIP   AMOUNT
---------                 ---------- ----------
Global Trends Fund.......    8.09%   $7,415,000
Global Trends Subsidiary.    2.43     2,230,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Deutsche Bank AG, dated April 30, 2015, bearing interest at a rate of 0.09% per annum, with a principal amount of $91,700,000, a repurchase price of $91,700,229, and a maturity date of May 1, 2015. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   1.50%  11/30/2019 $92,448,000 $93,634,108

   As of April 30, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland Group PLC:

                          PERCENTAGE PRINCIPAL
PORTFOLIO                 OWNERSHIP   AMOUNT
---------                 ---------- ----------
Global Trends Fund.......    8.09%   $6,470,000
Global Trends Subsidiary.    2.43     1,945,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Royal Bank of Scotland Group PLC, dated April 30, 2015, bearing interest at a rate of 0.09% per annum, with a principal amount of $79,975,000, a repurchase price of $79,975,200, and a maturity date of May 1, 2015. The repurchase agreement is collateralized by the following:

                     INTEREST MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE     DATE      AMOUNT       VALUE
------------------   -------- --------- ----------- -----------
U.S. Treasury Notes.   0.50%  9/30/2016 $81,531,000 $81,661,450

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis.

   Interest income is accrued daily from settlement date except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Dividend income is recorded on the exdividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


   Distributions received from Real Estate Investment Trusts ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

   Expenses common to all Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income, if any, are normally paid monthly for the Income Explorer Fund. All other Funds pay annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and the net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 - 2013 or expected to be taken in each Funds' 2014 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the Period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

   ORGANIZATION AND OFFERING COSTS: Organization costs incurred in connection with the commencement of the SunAmerica Small-Cap Fund are expensed, while offering costs are reflected as "Deferred offering costs" in the Statement of Assets and Liabilities of the Fund, and amortized over a 12-month period. As of April 30, 2015, the deferred offering costs of the SunAmerica Small-Cap Fund were fully amortized.

Note 4. Investment Advisory and Management Agreements, Distribution and Service Agreements

   The Trust, on behalf of each Fund, has entered into Investment Advisory and Management Agreements (the "Agreements") with SunAmerica. Under the Agreements, SunAmerica provides continuous supervision of each Fund's portfolio and administrative affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. Pursuant to the Agreements, the Funds pay SunAmerica a management fee at an annual rate based on average daily net assets, which is computed daily and payable monthly, as follows:

FUND                          PERCENTAGE
----                          ----------
2020 High Watermark Fund (1).    0.65%
Alternative Strategies Fund..    1.00%
Global Trends Fund...........    1.10%
Focused Alpha Growth Fund....    1.00%
Focused Alpha Large-Cap Fund.    1.00%
Income Explorer Fund.........    1.00%
Small-Cap Fund...............    1.00%

--------
(1)If the 2020 High Watermark Fund's portfolio becomes completely and irreversibly invested in fixed income securities, the management fees for the Fund will be reduced to 0.40%, for the remainder of the investment period.

   The Alternative Strategies Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Alternative Strategies Subsidiary. In consideration of these services, the Alternative Strategies Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of average daily net assets of the Alternative Strategies Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Alternative Strategies Fund in an amount equal to the management fee paid by the Alternative Strategies Subsidiary to SunAmerica (the "Alternative Strategies Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Alternative Strategies Subsidiary is in place. For the six months ended April 30, 2015, the amount of advisory fees waived was $66,950.

   The Global Trends Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Global Trends Subsidiary. In consideration of these services, the Global Trends Subsidiary pays SunAmerica a management fee at the annual rate of 1.10% of average daily net assets of the Global Trends Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Global Trends Fund in an amount equal to the management fee paid by the Global Trends Subsidiary to SunAmerica (the "Global Trends Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Global Trends Subsidiary is in place. For the six months ended April 30, 2015, the amount of advisory fees waived was $59,748.

   Pursuant to the Subadvisory Agreement between SunAmerica, Trajectory and the Trust (the "High Watermark Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities to Trajectory. Trajectory's fee will be 43% of the net management fee. The term "net management fee" means the gross management fee less any fund waivers and/or

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)

   reimbursement made by SunAmerica. SunAmerica has agreed to pay Trajectory a minimum annual fee equal to 0.20% of the 2020 High Watermark Fund's average daily net assets, accrued daily and payable monthly (the "Minimum Fee"). Effective October 1, 2014, the High Watermark Subadvisory Agreement was amended with respect to the Minimum Fee (the "Minimum Fee Agreement"). In particular, effective as of October 1, 2014 until October 31, 2015, the Minimum Fee is equal to the greater of 0.20% of the Fund's average daily net assets, accrued daily and payable monthly, or $38,500 per month. The Minimum Fee will continue in effect for successive annual periods ending October 31, upon mutual agreement of SunAmerica and Trajectory, and subject to approval by the Board, including a majority of Trustees who are not parties to the High Watermark Subadvisory Agreement or interested persons of any such party. Payments to Trajectory for its services are made by SunAmerica, not by the Funds. Notwithstanding the Minimum Fee Agreement, the continuation of the Minimum Fee was most recently approved at the June 2, 2015 board meeting to continue in effect until October 31, 2016.

   Pursuant to the Subadvisory Agreement between SunAmerica and Franklin Alternative Strategies Advisers, LLC (d/b/a Pelagos Capital Management, LLC ("Pelagos")) (the "Alternative Strategies Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of Alternative Strategies Fund to Pelagos and pays Pelagos a subadvisory fee at an annual rate of 0.40% of the average daily net assets of the Fund. Pursuant to a Subadvisory Agreement between SunAmerica and Pelagos with respect to the Alternative Strategies Subsidiary, SunAmerica has delegated portfolio management responsibilities of the Alternative Strategies Subsidiary to Pelagos and pays Pelagos a subadvisory fee at an annual rate of 0.40% of average daily net assets of the Alternative Strategies Subsidiary. Payments to Pelagos for its services are made by SunAmerica, not by the Fund. Pelagos has contractually agreed to waive the subadvisory fee it receives with respect to the Alternative Strategies Fund in an amount equal to the subadvisory fee paid by SunAmerica to Pelagos with respect to the Alternative Strategies Subsidiary. This waiver may not be terminated by Pelagos and will remain in effect for as long as Pelagos' contract with the Alternative Strategies Subsidiary is in place.

   Pursuant to the Subadvisory Agreement between SunAmerica and Wellington Management Company LLP ("Wellington") (the "Global Trends Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of Global Trends Fund to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.45% of the average daily net assets of the Fund on the first $1 billion and 0.40% thereafter. Pursuant to a Subadvisory Agreement between SunAmerica and Wellington with respect to the Global Trends Subsidiary, SunAmerica has delegated portfolio management responsibilities of the Global Trends Subsidiary to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.45% of average daily net assets of the Global Trends Subsidiary on the first $1 billion and 0.40% thereafter. Payments to Wellington for its services are made by SunAmerica, not by the Fund. Wellington has contractually agreed to waive the subadvisory fee it receives with respect to the Global Trends Fund in an amount equal to the subadvisory fee paid by SunAmerica to Wellington with respect to the Global Trends Subsidiary. This waiver may not be terminated by Wellington and will remain in effect for as long as Wellington's contract with the Global Trends Subsidiary is in place.

   Pursuant to the Subadvisory Agreement between SunAmerica and Marisco Capital Management, LLC ("Marisco"), and the Subadvisory Agreement between SunAmerica and BAMCO, Inc. ("BAMCO"), SunAmerica has delegated portfolio management responsibilities of the Focused Alpha Growth Fund to Marisco and BAMCO. SunAmerica pays Marisco and BAMCO a fee equal to a percentage of the average daily total assets of the Fund allocated to each Subadviser. For the six months ended April 30, 2015, SunAmerica paid Marisco and BAMCO at an aggregate annual rate of 0.47% of the Fund's average daily total net assets. Marsico is responsible for managing the large-cap portion of the Fund and BAMCO is responsible for managing the small- and mid-cap portion of the Fund. Each subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Marisco and the Subadvisory Agreement between SunAmerica and Blackrock Investment Management, LLC ("Blackrock"), SunAmerica has delegated portfolio management responsibilities of the Focused Alpha Large-Cap Fund to Marisco and Blackrock. SunAmerica pays Marisco and Blackrock a fee equal to a percentage of the average daily total assets of the Fund allocated to each Subadviser. For the six months ended April 30, 2015, SunAmerica paid Marisco and Blackrock at an aggregate annual rate of 0.40% of the Fund's average daily total net assets. Marsico is responsible for managing the large-cap growth portion of the Fund and Blackrock is responsible for managing the large-cap value portion of the Fund. Each Subadviser is paid by SunAmerica and not the Fund.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


   Pursuant to the subadvisory agreement between SunAmerica and Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), SunAmerica has delegated a portion of portfolio management responsibilities of the Income Explorer Fund to Cohen & Steers. For its services under the Subadvisory Agreement, Cohen & Steers will receive a subadvisory fee at an annual rate of 0.40% of the average daily net assets on the first $200 million, 0.35% on the next $200 million and 0.30% thereafter of the portion of the Fund that it manages. Cohen and Steers is paid by SunAmerica and not by the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Cadence Capital Management, LLC ("Cadence"), SunAmerica has delegated a portion of portfolio management responsibilities of the Small-Cap Fund to Cadence. Cadence is responsible for managing the micro-cap growth portion of the Fund. For its services under the Subadvisory Agreement, Cadence will receive a subadvisory fee at an annual rate of 0.50% of the average daily net assets of the portion of the Fund that it manages. Cadence is paid by SunAmerica and not by the Fund.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual Fund operating expense at the following percentages of each Class's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation or acquired Fund fees and expenses brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund's business. The contractual expense fee waivers and expense reimbursements will continue in effect indefinitely, unless terminated by the Trustees, including a majority of the Disinterested Trustees.

FUND                             PERCENTAGE
----                             ----------
2020 High Watermark Class A.....    1.65%
2020 High Watermark Class C.....    2.30
2020 High Watermark Class I.....    1.18
Alternative Strategies Class A..    1.72
Alternative Strategies Class C..    2.37
Alternative Strategies Class W..    1.52
Global Trends Class A...........    1.85
Global Trends Class C...........    2.50
Global Trends Class W...........    1.65
Focused Alpha Growth Class A....    1.72
Focused Alpha Growth Class C....    2.37
Focused Alpha Growth Class W....    1.52
Focused Alpha Large-Cap Class A.    1.72
Focused Alpha Large-Cap Class C.    2.37
Focused Alpha Large-Cap Class W.    1.52
Income Explorer Class A.........    1.72
Income Explorer Class C.........    2.37
Income Explorer Class W.........    1.52
Small-Cap Class A...............    1.72
Small-Cap Class C...............    2.37
Small-Cap Class W...............    1.52

   Any contractual waivers and/or reimbursements made by SunAmerica with respect to a Fund, with the exception of the Subsidiary management fee waivers, are subject to recoupment from the Funds within two years after the occurrence of any such waivers and/or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to increase the investment return to the Fund's investors or, with respect to the 2020 High Watermark Fund, to prevent an Early Closure Condition from occurring, however, it is under no obligation to do so and may discontinue such voluntary waivers at any time. The exact amount of such waivers and/or reimbursements may change on a day-to-day basis. For the six months ended April 30, 2015, SunAmerica voluntarily waived and/or reimbursed expenses in the amount of $61,309 for 2020 High Watermark Fund.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


   For the six months ended April 30, 2015, pursuant to the contractual expense limitations referred above, SunAmerica has waived or reimbursed expenses as follows:

                           OTHER
                          EXPENSES
FUND                     REIMBURSED
----                     ----------
2020 High Watermark.....  $32,214
Alternative Strategies..      247
Global Trends...........    6,763
Focused Alpha Growth....       --
Focused Alpha Large-Cap.       --
Income Explorer.........    6,331
Small-Cap...............   12,029

                                   CLASS
                                  SPECIFIC
                                  EXPENSES
FUND                             REIMBURSED
----                             ----------
2020 High Watermark Class A.....  $25,678
2020 High Watermark Class C.....    9,868
2020 High Watermark Class I.....   32,377
Alternative Strategies Class A..   53,214
Alternative Strategies Class C..   15,217
Alternative Strategies Class W..   14,266
Global Trends Class A...........   39,883
Global Trends Class C...........   16,029
Global Trends Class W...........   10,853
Focused Alpha Growth Class A....       --
Focused Alpha Growth Class C....       --
Focused Alpha Growth Class W....       --
Focused Alpha Large-Cap Class A.       --
Focused Alpha Large-Cap Class C.       --
Focused Alpha Large-Cap Class W.    2,718
Income Explorer Class A.........   35,160
Income Explorer Class C.........   10,101
Income Exploer Class W..........    6,820
Small-Cap Class A...............   64,962
Small-Cap Class C...............   10,719
Small-Cap Class W...............   10,866

   For the six months ended April 30, 2015, the amounts recouped by SunAmerica are as follows:

                          OTHER
                         EXPENSES
FUND                     RECOUPED
----                     --------
2020 High Watermark.....   $--
Alternative Strategies..    --
Global Trends...........    --
Focused Alpha Growth....    --
Focused Alpha Large-Cap.    --
Income Explorer.........    --
Small-Cap...............    --

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


                                  CLASS
                                 SPECIFIC
                                 EXPENSES
FUND                             RECOUPED
----                             --------
2020 High Watermark Class A.....  $   --
2020 High Watermark Class C.....      --
2020 High Watermark Class I.....      --
Alternative Strategies Class A..      --
Alternative Strategies Class C..      --
Alternative Strategies Class W..      --
Global Trends Class A...........      --
Global Trends Class C...........      --
Global Trends Class W...........      --
Focused Alpha Growth Class A....      --
Focused Alpha Growth Class C....   4,690
Focused Alpha Growth Class W....      --
Focused Alpha Large-Cap Class A.      --
Focused Alpha Large-Cap Class C.      --
Focused Alpha Large-Cap Class W.     435
Income Explorer Class A.........      --
Income Explorer Class C.........      --
Income Explorer Class W.........      --
Small-Cap Class A...............      --
Small-Cap Class C...............      --
Small-Cap Class W...............      --

   At April 30, 2015, expenses previously waived and/or reimbursed by SunAmerica that are subject to recoupment and expire during the time periods indicatted are as follows:

                                    OTHER EXPENSES REIMBURSED
                         ------------------------------------------------
FUND                     OCTOBER 31, 2015 OCTOBER 31, 2016 APRIL 30, 2017
----                     ---------------- ---------------- --------------
2020 High Watermark.....     $ 29,909         $55,453         $32,213
Alternative Strategies..       13,652          50,060             247
Global Trends...........           --          21,547           6,763
Focused Alpha Growth....           --              --              --
Focused Alpha Large-Cap.           --              --              --
Income Explorer.........      195,833          43,865           6,331
Small-Cap...............           --              --          12,029

                                        CLASS SPECIFIC EXPENSES REIMBURSED
                                 ------------------------------------------------
FUND                             OCTOBER 31, 2015 OCTOBER 31, 2016 APRIL 30, 2017
----                             ---------------- ---------------- --------------
2020 High Watermark Class A.....     $ 26,136         $ 48,612        $25,678
2020 High Watermark Class C.....       12,080           21,501          9,868
2020 High Watermark Class I.....       38,357           67,967         32,377
Alternative Strategies Class A..      106,237          103,023         53,214
Alternative Strategies Class C..       31,157           32,570         15,217
Alternative Strategies Class W..       25,610           29,286         14,266
Global Trends Class A...........       27,561           95,528         39,883
Global Trends Class C...........           --           25,687         16,029
Global Trends Class W...........           --           14,009         10,853
Focused Alpha Growth Class A....           --               --             --
Focused Alpha Growth Class C....           --               --             --
Focused Alpha Growth Class W....           --               --             --
Focused Alpha Large-Cap Class A.           --               --             --
Focused Alpha Large-Cap Class C.           --               --             --
Focused Alpha Large-Cap Class W.        6,810            7,559          2,718
Income Explorer Class A.........       29,306           50,777         35,160

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)

                                CLASS SPECIFIC EXPENSES REIMBURSED
                         ------------------------------------------------
FUND                     OCTOBER 31, 2015 OCTOBER 31, 2016 APRIL 30, 2017
----                     ---------------- ---------------- --------------
Income Explorer Class C.     $17,195          $ 9,262         $10,101
Income Explorer Class W.      16,675            7,377           6,820
Small-Cap Class A.......          --           79,908          64,962
Small-Cap Class C.......          --           13,912          10,719
Small-Cap Class W.......          --           13,782          10,866

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. Accordingly, for the six months ended April 30, 2015, ACS received fees based upon the aforementioned rates (see Statement of Operations).

   The Trust, on behalf of the 2020 High Watermark Fund, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.25% of average daily net assets of Class I shares as compensation for providing administrative and shareholder services to Class I shareholders. For the six months ended April 30, 2015, ACS earned fees based upon the aforementioned rates (see Statement of Operations). The Trust, on behalf of the Alternative Strategies, Global Trends, Focused Alpha Growth, and Focused Alpha Large-Cap Funds, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the six months ended April 30, 2015, ACS earned fees based upon the aforementioned rates (see Statement of Operations).

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and nonaffiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. ACS has advised the Funds that for the six months ended April 30, 2015, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                           CLASS A                    CLASS A       CLASS C
            -               -------------------------------------- ------------- -------------
                                                                    CONTINGENT    CONTINGENT
                             SALES     AFFILIATED   NON-AFFILIATED   DEFERRED      DEFERRED
FUND                        CHARGES  BROKER-DEALERS BROKER-DEALERS SALES CHARGES SALES CHARGES
----                        -------- -------------- -------------- ------------- -------------
2020 High Watermark........ $     --    $     --       $     --       $   --        $   --
Alternative Strategies.....   14,252       3,862          8,069           --           187
Global Trends..............    7,450       4,294          2,005           --           204
Focused Alpha Growth.......  550,890     261,294        204,843        8,791         7,025
Focused Alpha Large-Cap....  269,213     111,949        117,274        4,390           705
SunAmerica Income Explorer.   33,721      24,074          3,831           --           467
SunAmerica Small-Cap.......   17,743      13,332          1,293           --            --

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


   The Trust has entered into a Service Agreement with SunAmerica Fund
   Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement SAFS performs certain shareholder account functions by assisting the Funds' transfer agent, State Street Bank and Trust Company in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement the Funds pay a fee to SAFS for services rendered based upon an annual rate of 0.22% of daily net assets. For the six months ended April 30, 2015, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                    PAYABLE AT
FUND                                     EXPENSES APRIL 30, 2015
----                                     -------- --------------
2020 High Watermark Class A............. $ 25,849    $ 4,226
2020 High Watermark Class C.............    5,131        805
2020 High Watermark Class I.............   10,767      1,741
Alternative Strategies Class A..........   45,020      7,063
Alternative Strategies Class C..........    8,347      1,217
Alternative Strategies Class W..........    8,322      1,098
Global Trends Class A...................   37,824      6,167
Global Trends Class C...................   11,594      1,835
Global Trends Class W...................    4,912        619
Focused Alpha Growth Class A............  507,024     84,253
Focused Alpha Growth Class C............  114,870     19,306
Focused Alpha Growth Class W............   63,393     10,866
Focused Alpha Large-Cap Class A.........  582,642     97,456
Focused Alpha Large-Cap Class C.........  141,310     23,804
Focused Alpha Large-Cap Class W.........   17,610      3,588
Income Explorer Class A.................   24,607      4,043
Income Explorer Class C.................    3,572        620
Income Explorer Class W.................      506         85
Small-Cap Class A.......................   55,773      9,592
Small-Cap Class C.......................      347         73
Small-Cap Class W.......................      129         23

   At April 30, 2015, the following affiliates owned a percentage of the outstanding shares of the following Funds:

FUND                                  HOLDER                PERCENTAGE
----                     ---------------------------------- ----------
Alternative Strategies.. Focused Multi-Asset Strategy Fund    54.3%
Global Trends........... Focused Balanced Strategy Fund       12.0%
                         Focused Multi-Asset Strategy Fund    30.9%
Focused Alpha Growth.... Focused Balanced Strategy Fund        2.4%
                         Focused Multi-Asset Strategy Fund     5.4%
Focused Alpha Large-Cap. Focused Balanced Strategy Fund        2.9%
                         Focused Multi-Asset Strategy Fund     5.2%
Income Explorer......... Focused Balanced Strategy Fund       13.0%
                         Focused Multi-Asset Strategy Fund    58.7%
Small-Cap............... Focused Balanced Strategy Fund       33.8%
                         Focused Multi-Asset Strategy Fund    62.6%

   At April 30, 2015, The Variable Annuity Life Insurance Company, an affiliate of SunAmerica, owned 25.4% of the outstanding shares of the 2020 High Watermark Fund.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


Note 5. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2015 were as follows:

                            PURCHASES         SALES
                          OF PORTFOLIO    OF PORTFOLIO
                           SECURITIES      SECURITIES    PURCHASES    SALES
                         (EXCLUDING U.S. (EXCLUDING U.S.  OF U.S.    OF U.S.
                           GOVERNMENT      GOVERNMENT    GOVERNMENT GOVERNMENT
FUND                       SECURITIES)     SECURITIES)   SECURITIES SECURITIES
----                     --------------- --------------- ---------- ----------
2020 High Watermark.....  $         --    $         --    $     --  $3,204,355
Alternative Strategies..     2,400,000       3,247,180     998,642   2,112,559
Global Trends...........            --              --          --          --
Focused Alpha Growth....   310,936,334     342,558,261          --          --
Focused Alpha Large-Cap.   312,015,994     336,326,986          --          --
Income Explorer.........     3,323,323       3,910,072          --          --
Small-Cap...............    18,674,199      21,659,994          --          --

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily due to taxable income from a wholly-owned foreign subsidiary, amortization of organizational costs, late year ordinary loss deferral, investments in passive foreign investment companies, retirement pension expense, wash sales and derivative transactions.

                                 DISTRIBUTABLE EARNINGS              TAX DISTRIBUTIONS
                         --------------------------------------  -------------------------
                                        FOR THE YEAR ENDED OCTOBER 31, 2014
                         -----------------------------------------------------------------
                                    LONG-TERM      UNREALIZED
                         ORDINARY GAINS/CAPITAL   APPRECIATION    ORDINARY     LONG-TERM
FUND                      INCOME  LOSS CARRYOVER (DEPRECIATION)*   INCOME    CAPITAL GAINS
----                     -------- -------------- --------------- ----------- -------------
2020 High Watermark..... $782,123  $(16,694,841)  $  4,663,391   $ 1,080,181  $        --
Alternative Strategies#.       --   (80,317,978)   (10,447,886)           --           --
Global Trends#..........       --       741,670    (14,340,542)    5,649,589    3,481,766
Focused Alpha Growth....       --    19,252,212    169,135,614    16,868,758    5,538,574
Focused Alpha Large-Cap.       --    39,705,342    129,420,598    16,852,120   16,393,121
Income Explorer.........  546,955       618,075       (155,917)    1,059,522           --
Small-Cap(1)............       --      (549,564)     2,486,641            --           --

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
#  Consolidated; See Note 2
(1)For the period February 6, 2014 (commencement of operations) to October 31, 2014.

   As of October 31, 2014, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                              CAPITAL LOSS CARRYFORWARD+            UNLIMITED+
                          ----------------------------------- -----------------------
FUND                          2015        2016        2017        ST          LT
----                      ------------ ----------- ---------- ----------- -----------
2020 High Watermark...... $         -- $15,380,416 $1,314,425 $        -- $        --
Alternative Strategies#..           --                     --  49,489,337  30,828,641
Global Trends#...........           --          --         --          --          --
Focused Alpha Growth*....   92,619,173  21,771,727         --     118,628      66,773
Focused Alpha Large-Cap*.  116,120,499  97,517,551         --          --          --
Income Explorer..........           --          --         --          --          --
Small-Cap................           --          --         --     549,564          --

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are effective for taxable years beginning after the date of enactment. Under the Act, the funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment without expiration. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.
* Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of the capital losses will be available for use. As of October 31, 2014, based on current tax law, the Focused Alpha Growth, and Focused Alpha Large-Cap have $109,672,201 and $181,827,750, respectively, of capital losses that will not be available for use.
#  Consolidated; See Note 2

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


   Under the current tax law, late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended October 31, 2014 the Funds elected to defer late year ordinary losses as follows:

                         DEFERRED LATE YEAR
FUND                       ORDINARY LOSS
----                     ------------------
2020 High Watermark.....     $       --
Alternative Strategies..        473,535
Global Trends...........        960,250
Focused Alpha Growth....      5,876,779
Focused Alpha Large-Cap.      3,039,950
Income Explorer.........             --
Small-Cap...............             --

   At April 30, 2015, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                     AGGREGATE    AGGREGATE         NET
                                     UNREALIZED   UNREALIZED    UNREALIZED     COST OF
FUND                                    GAIN         LOSS       GAIN/(LOSS)  INVESTMENTS
----                                ------------ ------------  ------------  ------------
2020 High Watermark................ $  4,448,531 $    (65,900) $  4,382,631  $ 32,499,430
SunAmerica Alternative Strategies..    3,910,398  (13,636,073)   (9,725,675)   60,684,691
SunAmerica Global Trends...........           --  (14,898,815)  (14,898,815)   59,767,674
SunAmerica Focused Alpha Growth....  124,276,831   (4,063,174)  120,213,657   476,647,865
SunAmerica Focused Alpha Large-Cap.   93,428,268   (8,037,828)   85,390,440   574,314,832
SunAmerica Income Explorer.........    1,181,454   (1,562,447)     (380,993)   26,253,753
SunAmerica Small-Cap...............    7,591,004   (3,116,623)    4,474,381    46,082,324

Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                        2020 HIGH WATERMARK FUND
                        ---------------------------------------------------------------------------------------
                               CLASS A                CLASS A               CLASS C              CLASS C
                        ---------------------  ---------------------  ------------------  ---------------------
                               FOR THE                                      FOR THE
                           SIX MONTHS ENDED           FOR THE          SIX MONTHS ENDED          FOR THE
                            APRIL 30, 2015           YEAR ENDED         APRIL 30, 2015          YEAR ENDED
                             (UNAUDITED)          OCTOBER 31, 2014        (UNAUDITED)        OCTOBER 31, 2014
                        ---------------------  ---------------------  ------------------  ---------------------
                         SHARES      AMOUNT     SHARES      AMOUNT     SHARES    AMOUNT    SHARES      AMOUNT
                        --------  -----------  --------  -----------  -------  ---------  --------  -----------
Shares sold(1)(2)......   22,457  $   236,637   209,674  $ 1,901,270       --  $      --       152  $     1,369
Reinvested shares......   61,595      558,047    68,635      617,714    8,217     74,695    11,950      107,672
Shares redeemed(1)(2).. (189,397)  (1,767,363) (555,239)  (5,054,305) (75,573)  (692,635) (353,087)  (3,200,167)
                        --------  -----------  --------  -----------  -------  ---------  --------  -----------
Net increase (decrease) (105,345) $  (972,679) (276,930) $(2,535,321) (67,356) $(617,940) (340,985) $(3,091,126)
                        ========  ===========  ========  ===========  =======  =========  ========  ===========

--------
(1)For the six months ended April 30, 2014, includes automatic conversion of 25,834 shares of Class C shares in the amount of $236,637 to 25,888 shares of Class A shares in the amount of $236,637
(2)For the year ended October 31, 2014, includes automatic conversion of 78,604 shares of Class C shares in the amount of $713,966 to 78,400 shares of Class A shares in the amount of $713,966.

                                 2020 HIGH WATERMARK FUND
                        -----------------------------------------
                              CLASS I              CLASS I
                        ------------------  ---------------------
                              FOR THE
                         SIX MONTHS ENDED          FOR THE
                          APRIL 30, 2015          YEAR ENDED
                            (UNAUDITED)        OCTOBER 31, 2014
                        ------------------  ---------------------
                         SHARES    AMOUNT    SHARES      AMOUNT
                        -------  ---------  --------  -----------
Shares sold............      --  $      --        --  $        --
Reinvested shares......  31,319    283,749    37,886      341,353
Shares redeemed........ (85,246)  (780,322) (263,476)  (2,408,198)
                        -------  ---------  --------  -----------
Net increase (decrease) (53,927) $(496,573) (225,590) $(2,066,845)
                        =======  =========  ========  ===========

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


                                                         ALTERNATIVE STRATEGIES FUND#
                        ------------------------------------------------------------------------------------------------------
                               CLASS A                      CLASS A                 CLASS C                     CLASS C
                        -------------------------  ------------------------  -------------------------  ----------------------
                               FOR THE                      FOR THE                 FOR THE                     FOR THE
                           SIX MONTHS ENDED               YEAR ENDED            SIX MONTHS ENDED              YEAR ENDED
                        APRIL 30, 2015 (UNAUDITED)     OCTOBER 31, 2014      APRIL 30, 2015 (UNAUDITED)    OCTOBER 31, 2014
                        -------------------------  ------------------------  -------------------------  ----------------------
                         SHARES        AMOUNT        SHARES       AMOUNT      SHARES        AMOUNT       SHARES      AMOUNT
                         --------    -----------   ----------  ------------   --------    -----------   --------  ------------
Shares sold............  199,355    $ 1,508,566       427,360  $  3,416,999    26,048    $   193,919      87,135  $    689,664
Reinvested shares......       --             --            --            --        --             --          --            --
Shares redeemed........ (985,929)    (7,420,308)   (2,802,969)  (22,508,258) (344,914)    (2,547,214)   (707,228)   (5,536,335)
                         --------    -----------   ----------  ------------   --------    -----------   --------  ------------
Net increase (decrease) (786,574)   $(5,911,742)   (2,375,609) $(19,091,259) (318,866)   $(2,353,295)   (620,093) $ (4,846,671)
                         ========    ===========   ==========  ============   ========    ===========   ========  ============

                                  ALTERNATIVE STRATEGIES FUND#
                        ---------------------------------------------------
                               CLASS W                      CLASS W
                        -------------------------  ------------------------
                               FOR THE                      FOR THE
                           SIX MONTHS ENDED               YEAR ENDED
                        APRIL 30, 2015 (UNAUDITED)     OCTOBER 31, 2014
                        -------------------------  ------------------------
                         SHARES        AMOUNT        SHARES       AMOUNT
                         --------    -----------   ----------  ------------
Shares sold............   44,228    $   336,191       874,077  $  7,083,879
Reinvested shares......       --             --            --            --
Shares redeemed........ (556,419)    (4,241,831)     (736,802)   (5,932,847)
                         --------    -----------   ----------  ------------
Net increase (decrease) (512,191)   $(3,905,640)      137,275  $  1,151,032
                         ========    ===========   ==========  ============

                                                              GLOBAL TRENDS FUND#
                        ------------------------------------------------------------------------------------------------------
                               CLASS A                      CLASS A                 CLASS C                     CLASS C
                        -------------------------  ------------------------  -------------------------  ----------------------
                               FOR THE                      FOR THE                 FOR THE                     FOR THE
                           SIX MONTHS ENDED               YEAR ENDED            SIX MONTHS ENDED              YEAR ENDED
                        APRIL 30, 2015 (UNAUDITED)     OCTOBER 31, 2014      APRIL 30, 2015 (UNAUDITED)    OCTOBER 31, 2014
                        -------------------------  ------------------------  -------------------------  ----------------------
                         SHARES        AMOUNT        SHARES       AMOUNT      SHARES        AMOUNT       SHARES      AMOUNT
                         --------    -----------   ----------  ------------   --------    -----------   --------  ------------
Shares sold............  148,964    $ 2,038,617       395,270  $  5,471,047    46,486    $   618,908      82,170  $  1,113,148
Reinvested shares......   36,028        474,484       412,489     5,630,475     8,915        115,010     111,421     1,499,730
Shares redeemed........ (366,093)    (5,013,853)   (2,583,034)  (35,747,141) (180,419)    (2,407,664)   (897,021)  (12,205,142)
                         --------    -----------   ----------  ------------   --------    -----------   --------  ------------
Net increase (decrease) (181,101)   $(2,500,752)   (1,775,275) $(24,645,619) (125,018)   $(1,673,746)   (703,430) $ (9,592,264)
                         ========    ===========   ==========  ============   ========    ===========   ========  ============

                                      GLOBAL TRENDS FUND#
                        ---------------------------------------------------
                               CLASS W                      CLASS W
                        -------------------------  ------------------------
                               FOR THE                      FOR THE
                           SIX MONTHS ENDED               YEAR ENDED
                        APRIL 30, 2015 (UNAUDITED)     OCTOBER 31, 2014
                        -------------------------  ------------------------
                         SHARES        AMOUNT        SHARES       AMOUNT
                         --------    -----------   ----------  ------------
Shares sold............   22,927    $   313,352       469,895  $  6,398,991
Reinvested shares......    3,620         48,036        14,700       201,537
Shares redeemed........ (310,913)    (4,274,360)     (686,878)   (9,516,460)
                         --------    -----------   ----------  ------------
Net increase (decrease) (284,366)   $(3,912,972)     (202,283) $ (2,915,932)
                         ========    ===========   ==========  ============

--------
#  Consolidated; See Note 2.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


                                                              FOCUSED ALPHA GROWTH FUND
                        -------------------------------------------------------------------------------------------------------
                                 CLASS A                    CLASS A                   CLASS C                    CLASS C
                        ------------------------   -------------------------  -------------------------  -----------------------
                                 FOR THE                    FOR THE                   FOR THE                    FOR THE
                            SIX MONTHS ENDED               YEAR ENDED            SIX MONTHS ENDED               YEAR ENDED
                        APRIL 30, 2015 (UNAUDITED)      OCTOBER 31, 2014      APRIL 30, 2015 (UNAUDITED)     OCTOBER 31, 2014
                        ------------------------   -------------------------  -------------------------  -----------------------
                          SHARES        AMOUNT       SHARES        AMOUNT      SHARES        AMOUNT        SHARES      AMOUNT
                        ----------   ------------  ----------  -------------   --------   ------------   ---------  ------------
Shares sold............  1,298,728   $ 34,748,688   4,121,785  $ 103,456,722   406,305    $ 10,638,485   1,374,660  $ 34,184,756
Reinvested shares......    515,643     13,190,143     689,263     16,434,069   109,395       2,741,436     112,829     2,655,243
Shares redeemed........ (1,739,653)   (46,447,226) (4,691,144)  (118,193,076) (399,071)    (10,459,789)   (541,647)  (13,538,496)
                        ----------   ------------  ----------  -------------   --------   ------------   ---------  ------------
Net increase (decrease)     74,718   $  1,491,605     119,904  $   1,697,715   116,629    $  2,920,132     945,842  $ 23,301,503
                        ==========   ============  ==========  =============   ========   ============   =========  ============

                                     FOCUSED ALPHA GROWTH FUND
                        ---------------------------------------------------
                                 CLASS W                    CLASS W
                        ------------------------   -------------------------
                                 FOR THE                    FOR THE
                            SIX MONTHS ENDED               YEAR ENDED
                        APRIL 30, 2015 (UNAUDITED)      OCTOBER 31, 2014
                        ------------------------   -------------------------
                          SHARES        AMOUNT       SHARES        AMOUNT
                        ----------   ------------  ----------  -------------
Shares sold............    778,735   $ 20,562,055   2,798,158  $  71,365,394
Reinvested shares......     36,897        949,364      25,183        603,232
Shares redeemed........   (636,316)   (17,149,245) (2,050,791)   (52,052,395)
                        ----------   ------------  ----------  -------------
Net increase (decrease)    179,316   $  4,362,174     772,550  $  19,916,231
                        ==========   ============  ==========  =============

                                                            FOCUSED ALPHA LARGE-CAP FUND
                        -------------------------------------------------------------------------------------------------------
                                 CLASS A                    CLASS A                   CLASS C                    CLASS C
                        ------------------------   -------------------------  -------------------------  -----------------------
                                 FOR THE                    FOR THE                   FOR THE                    FOR THE
                            SIX MONTHS ENDED               YEAR ENDED            SIX MONTHS ENDED               YEAR ENDED
                        APRIL 30, 2015 (UNAUDITED)      OCTOBER 31, 2014      APRIL 30, 2015 (UNAUDITED)     OCTOBER 31, 2014
                        ------------------------   -------------------------  -------------------------  -----------------------
                          SHARES        AMOUNT       SHARES        AMOUNT      SHARES        AMOUNT        SHARES      AMOUNT
                        ----------   ------------  ----------  -------------   --------   ------------   ---------  ------------
Shares sold............    788,565   $ 21,080,694     956,823  $  23,928,772   257,093    $  6,664,753     196,192  $  4,848,548
Reinvested shares......  1,155,685     29,527,767   1,064,679     25,370,265   276,282       6,920,866     236,612     5,569,836
Shares redeemed........ (1,294,162)   (34,667,798) (4,298,533)  (108,050,313) (292,565)     (7,711,423)   (667,910)  (16,702,016)
                        ----------   ------------  ----------  -------------   --------   ------------   ---------  ------------
Net increase (decrease)    650,088   $ 15,940,663  (2,277,031) $ (58,751,276)  240,810    $  5,874,196    (235,106) $ (6,283,632)
                        ==========   ============  ==========  =============   ========   ============   =========  ============

                                    FOCUSED ALPHA LARGE-CAP FUND
                        ---------------------------------------------------
                                 CLASS W                    CLASS W
                        ------------------------   -------------------------
                                 FOR THE                    FOR THE
                            SIX MONTHS ENDED               YEAR ENDED
                        APRIL 30, 2015 (UNAUDITED)      OCTOBER 31, 2014
                        ------------------------   -------------------------
                          SHARES        AMOUNT       SHARES        AMOUNT
                        ----------   ------------  ----------  -------------
Shares sold............    468,335   $ 12,791,609     307,493  $   7,804,487
Reinvested shares......     12,693        326,467       3,772         90,304
Shares redeemed........    (37,199)    (1,005,354)   (119,348)    (3,091,513)
                        ----------   ------------  ----------  -------------
Net increase (decrease)    443,829   $ 12,112,722     191,917  $   4,803,278
                        ==========   ============  ==========  =============

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


                                                           INCOME EXPLORER FUND
                         -------------------------------------------------------------------------------------------------
                                CLASS A                     CLASS A               CLASS C                    CLASS C
                         -------------------------  ----------------------  -------------------------  -------------------
                                FOR THE                     FOR THE               FOR THE                    FOR THE
                            SIX MONTHS ENDED              YEAR ENDED          SIX MONTHS ENDED              YEAR ENDED
                         APRIL 30, 2015 (UNAUDITED)    OCTOBER 31, 2014     APRIL 30, 2015 (UNAUDITED)   OCTOBER 31, 2014
                         -------------------------  ----------------------  -------------------------  -------------------
                          SHARES        AMOUNT        SHARES      AMOUNT     SHARES       AMOUNT        SHARES    AMOUNT
                          --------    -----------   ---------  -----------   -------     ----------    -------  ----------
Shares sold.............   91,519    $ 1,388,034      273,129  $ 4,463,559   66,567     $1,007,870     177,000  $2,877,865
Reinvested shares.......   99,719      1,452,753       62,223      989,167   10,283        149,536       2,099      33,816
Shares redeemed......... (187,794)    (2,848,263)    (235,164)  (3,742,568) (28,040)      (417,348)    (11,927)   (189,519)
                          --------    -----------   ---------  -----------   -------     ----------    -------  ----------
Net increase (decrease).    3,444    $    (7,476)     100,188  $ 1,710,158   48,810     $  740,058     167,172  $2,722,162
                          ========    ===========   =========  ===========   =======     ==========    =======  ==========
                                      INCOME EXPLORER FUND
                         -------------------------------------------------
                                CLASS W                     CLASS W
                         -------------------------  ----------------------
                                FOR THE                     FOR THE
                            SIX MONTHS ENDED              YEAR ENDED
                         APRIL 30, 2015 (UNAUDITED)    OCTOBER 31, 2014
                         -------------------------  ----------------------
                          SHARES        AMOUNT        SHARES      AMOUNT
                          --------    -----------   ---------  -----------
Shares sold.............    4,123    $    61,000       26,782  $   439,670
Reinvested shares.......    2,222         32,380          668       10,754
Shares redeemed.........   (6,720)       (99,391)      (2,758)     (45,488)
                          --------    -----------   ---------  -----------
Net increase (decrease).     (375)        (6,011)      24,692      404,936
                          ========    ===========   =========  ===========

                                                              SMALL-CAP FUND
                         -------------------------------------------------------------------------------------------------
                                CLASS A                     CLASS A               CLASS C                    CLASS C
                         -------------------------  ----------------------  -------------------------  -------------------
                                                        FOR THE PERIOD                                    FOR THE PERIOD
                                FOR THE                FEBRUARY 6, 2014*          FOR THE               FEBRUARY 6, 2014*
                            SIX MONTHS ENDED                THROUGH           SIX MONTHS ENDED               THROUGH
                         APRIL 30, 2015 (UNAUDITED)    OCTOBER 31, 2014     APRIL 30, 2015 (UNAUDITED)   OCTOBER 31, 2014
                         -------------------------  ----------------------  -------------------------  -------------------
                          SHARES        AMOUNT        SHARES      AMOUNT     SHARES       AMOUNT        SHARES    AMOUNT
                          --------    -----------   ---------  -----------   -------     ----------    -------  ----------
Shares sold.............   56,011    $   914,113    3,558,090  $53,373,368    8,213     $  133,962      16,590  $  248,500
Reinvested shares.......       --             --           --           --       --             --          --          --
Shares redeemed......... (222,034)    (3,611,024)    (321,964)  (4,891,988)      (1)           (15)         --          --
                          --------    -----------   ---------  -----------   -------     ----------    -------  ----------
Net increase (decrease). (166,023)   $(2,696,911)   3,236,126  $48,481,380    8,212     $  133,947      16,590  $  248,500
                          ========    ===========   =========  ===========   =======     ==========    =======  ==========

                                         SMALL-CAP FUND
                         -------------------------------------------------
                                CLASS W                     CLASS W
                         -------------------------  ----------------------
                                                        FOR THE PERIOD
                                FOR THE                FEBRUARY 6, 2014*
                            SIX MONTHS ENDED                THROUGH
                         APRIL 30, 2015 (UNAUDITED)    OCTOBER 31, 2014
                         -------------------------  ----------------------
                          SHARES        AMOUNT        SHARES      AMOUNT
                          --------    -----------   ---------  -----------
Shares sold.............       --    $        --        7,314  $   110,000
Reinvested shares.......       --             --           --           --
Shares redeemed.........       --             --           --           --
                          --------    -----------   ---------  -----------
Net increase (decrease).       --    $        --        7,314  $   110,000
                          ========    ===========   =========  ===========

--------
*  Commencement of operations.

   On September 13, 2010, the SunAmerica Focused Alpha Growth Fund, Inc. announced its intention to conduct an in-kind tender offer to acquire up to 30% of the SunAmerica Focused Alpha Growth Fund, Inc. outstanding shares at a price equal to 98.5% of the SunAmerica Focused Alpha Growth Fund, Inc. net asset value (NAV) per share in exchange for a pro rata distribution of the SunAmerica Focused Alpha Growth Fund, Inc. portfolio securities (subject to certain exceptions, including paying cash in lieu of fractional shares and paying cash in lieu of delivering any "odd lot" of portfolio securities (i.e., fewer than 100 shares) to a participating shareholder). The in-kind tender offer commenced on October 7, 2010 and expired at 5:00 p.m. eastern time on November 18, 2010.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


   In accordance with the terms of the in-kind tender offer, the SunAmerica Focused Alpha Growth Fund, Inc. accepted 6,106,571 properly tendered shares, representing 30% of the SunAmerica Focused Alpha Growth Fund, Inc. outstanding shares of common stock, at a price per share of $17.96, which is equal to 98.5% of the SunAmerica Focused Alpha Growth Fund, Inc. net asset value per share as of the close of regular trading on the New York Stock Exchange on November 19, 2010. The total value of the assets of the SunAmerica Focused Alpha Growth Fund, Inc. distributed in payment for such properly tendered shares accepted was $109,674,015. Because the number of shares tendered exceeded 30% of the SunAmerica Focused Alpha Growth Fund, Inc. outstanding shares of common stock, the SunAmerica Focused Alpha Growth Fund, Inc. purchased tendered shares on a pro rata basis. Accordingly, on a pro rata basis, approximately 44.2% of the shares properly tendered by each participating shareholder were accepted for payment. As a result of the in-kind tender offer, the SunAmerica Focused Alpha Growth Fund, Inc. recorded net realized gains of $26,382,332 for financial statement purposes.

   On September 13, 2010, the SunAmerica Focused Alpha Large-Cap Fund, Inc. announced its intention to conduct an in-kind tender offer to acquire up to 25% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. outstanding shares at a price equal to 98.5% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. net asset value (NAV) per share in exchange for a pro rata distribution of the SunAmerica Focused Alpha Large-Cap Fund, Inc. portfolio securities (subject to certain exceptions, including paying cash in lieu of fractional shares and paying cash in lieu of delivering any "odd lot" of portfolio securities (i.e., fewer than 100 shares) to a participating shareholder). The in-kind tender offer commenced on October 7, 2010 and expired at 5:00 p.m. Eastern time on November 18, 2010.

   In accordance with the terms of the in-kind tender offer, the SunAmerica Focused Alpha Large-Cap Fund, Inc. accepted 2,413,809 properly tendered shares, representing 25% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. outstanding shares of common stock, at a price per share of $16.64, which is equal to 98.5% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. net asset value per share as of the close of regular trading on the New York Stock Exchange on November 19, 2010. The total value of the assets of the SunAmerica Focused Alpha Large-Cap Fund, Inc. distributed in payment for such properly tendered shares accepted was $40,165,782. Because the number of shares tendered exceeded 25% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. outstanding shares of common stock, the SunAmerica Focused Alpha Large-Cap Fund, Inc. purchased tendered shares on a pro rata basis. Accordingly, on a pro rata basis, approximately 33.3% of the shares properly tendered by each participating shareholder were accepted for payment. As a result of the in-kind tender offer, the Focused Alpha Large-Cap Fund, Inc. recorded net realized gains of $6,723,429 for financial statement purposes.

Note 8. Line of Credit

   The Trust has established a $10 million committed secured line of credit with State Street Bank and Trust Company, the custodian for the 2020 High Watermark Fund, Alternative Strategies Fund and Global Trends Fund. The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, for the Focused Alpha Growth, Focused Alpha Large-Cap, Income Explorer and Small-Cap Funds. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 basis points on both of the committed lines and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of both committed lines of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit both of which are included in other expenses on the Statement of Operations. Borrowings under both of the lines of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended April 30, 2015, the following Funds had borrowings:

                                           AVERAGE  WEIGHTED
                         DAYS     INTEREST   DEBT   AVERAGE
FUND                  OUTSTANDING CHARGES  UTILIZED INTEREST
----                  ----------- -------- -------- --------
Focused Alpha Growth.     12        $175   $379,466   1.38%
                          ==        ====   ========   ====

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


Note 9. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the six months ended April 30, 2015, the amount of expense reductions received by each Fund used to offset non-affiliated expenses were as follows:

                         TOTAL EXPENSE
FUND                      REDUCTIONS
----                     -------------
Focused Alpha Growth....    $6,575
Focused Alpha Large-Cap.     1,533

Note 10. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

   For the six months ended April 30, 2015, none of the Funds participated in this program.

Note 11. Trustees' Retirement Plan

   The Board has adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Disinterested Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee/Director"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2015 -- (UNAUDITED)
        (CONTINUED)


   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expenses payable line on the Statements of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statements of Operations.

                         RETIREMENT RETIREMENT RETIREMENT
                            PLAN       PLAN       PLAN
                         LIABILITY   EXPENSE    PAYMENTS
                         ---------- ---------- ----------
FUND                           AS OF APRIL 30, 2015
----                     --------------------------------
Focused Alpha Growth....    $--         $2       $1,844
Focused Alpha Large-Cap.     --          4        4,436

Note 12. Investment Concentration

   The Funds may invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the U.S. government. The Funds may also invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. These obligations may not be backed by the full faith and credit of the U.S. government. With respect to those instruments that are not backed by the full faith and credit of the U.S. government, the U.S. government may choose not to provide financial support to such government sponsored agencies or instrumentalities since it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund holding securities of such issuer might not be able to recover its investment from the U.S. government. As a result of the Funds' concentration in U.S. government agencies or instrumentalities, they may be subject to risks associated with the U.S. government. At the end of the period, the 2020 High Watermark Fund and the Alternative Strategies Fund had 17.3% and 49.0%, respectively, of their total net assets invested in such securities.

Note 13. Security Transactions with Affiliated Portfolios

   The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended April 30, 2015 no Funds engaged in security transactions with affiliated Funds.

Note 14. Subsequent Event

   On June 3, 2015, the Board approved a change in the Alternative Strategy Fund's name to the "SunAmerica Commodity Fund," along with certain changes to the Fund's principal investment strategy and techniques. The Board also approved a new Subadvisory Agreement between SunAmerica and Wellington Management Company LLP ("Wellington Management"), replacing Franklin Alternative Strategies Advisers, LLC (d/b/a Pelagos Capital Management) ("Pelagos"). These changes are expected to become effective on or about September 15, 2015 (the "Effective Date"). Under the Subadvisory Agreement, the subadvisory fee payable by SunAmerica to Wellington Management will be equal to an annual rate of 0.40% of average daily net assets of the Fund. Wellington Management will assume the day-to-day portfolio management responsibility for the SunAmerica Commodity Fund, replacing Pelagos, as of the Effective Date.

[LOGO] SunAmerica
       Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES                       OTHER INFORMATION                          This report is submitted solely for the
 Richard W. Grant                        The most recent annual and/or quar-        general information of shareholders of
 Peter A. Harbeck                        terly report of Prudential Financial,      the Funds. Distribution of this report
 Dr. Judith L. Craven                    Inc. and Prudential Global Funding,        to persons other than shareholders of
 William F. Devin                        Inc. is available without charge by call-  the Funds is authorized only in con-
 Stephen J. Gutman                       ing (800) 858-8850.                        nection with a currently effective pro-
 William J. Shea                         VOTING PROXIES ON FUND PORTFOLIO           spectus, setting forth details of the
OFFICERS                                 SECURITIES                                 Funds, which must precede or accom-
 John T. Genoy, President and Chief      A description of the policies and proce-   pany this report.
   Executive Officer                     dures that the Trust uses to determine     DELIVERY OF SHAREHOLDER DOCUMENTS
 Kara Murphy, Vice President             how to vote proxies related to securities  The Funds have adopted a policy that
 James Nichols, Vice President           held in a Fund's portfolio, which is       allows them to send only one copy of a
 Katherine Stoner, Vice President and    available in the Trust's Statement of      Fund's prospectus, proxy material,
   Chief Compliance Officer              Additional Information, may be ob-         annual report and semi-annual report
 Gregory N. Bressler, Secretary          tained without charge upon request, by     (the "shareholder documents") to
 Gregory R. Kingston, Treasurer          calling (800) 858-8850. The in-            shareholders with multiple accounts
 Kathleen Fuentes, Chief Legal Officer   formation is also available from the       residing at the same "household." This
   and Assistant Secretary               EDGAR database on the U.S. Secu-           practice is called householding and
 Nori L. Gabert, Vice President and      rities and Exchange Commission's           reduces Fund expenses, which benefits
   Assistant Secretary                   website at http://www.sec.gov.             you and other shareholders. Unless the
 Matthew J. Hackethal, Anti-Money        PROXY VOTING RECORD ON FUND                Funds receive instructions to the con-
   Laundering Compliance Officer         PORTFOLIO SECURITIES                       trary, you will only receive one copy of
 Shawn Parry, Vice President and         Information regarding how the Trust        the shareholder documents. The Funds
   Assistant Treasurer                   voted proxies related to securities held   will continue to household the share-
 Donna McManus, Vice President and       in the Funds during the most recent        holder documents indefinitely, until we
   Assistant Treasurer                   twelve month period ended June 30 is       are instructed otherwise. If you do not
INVESTMENT ADVISER                       available, once filed with the U.S.        wish to participate in householding
 SunAmerica Asset Management, LLC        Securities and Exchange Commission,        please contact Shareholder Services at
 Harborside Financial Center             without charge, upon request, by call-     (800) 858-8850 ext. 6010 or send a
 3200 Plaza 5                            ing (800) 858-8850 or on the U.S.          written request with your name, the
 Jersey City, NJ 07311-4992              Securities and Exchange Commission         name of your fund(s) and your account
DISTRIBUTOR                              website at http://www.sec.gov.             number(s) to SunAmerica Mutual
 AIG Capital Services, Inc.              DISCLOSURE OF QUARTERLY PORTFOLIO          Funds c/o BFDS, P.O. Box 219186,
 Harborside Financial Center             HOLDINGS                                   Kansas City MO, 64121-9186. We
 3200 Plaza 5                            The Trust is required to file its com-     will resume individual mailings for
 Jersey City, NJ 07311-4992              plete schedule of portfolio holdings       your account within thirty (30) days of
SHAREHOLDER SERVICING AGENT              with the U.S. Securities and Exchange      receipt of your request.
 SunAmerica Fund Services, Inc.          Commission for its first and third fiscal  The accompanying report has not been
 Harborside Financial Center             quarters on Form N-Q. The Trust's          audited by independent accountants
 3200 Plaza 5                            Forms N-Q are available on the U.S.        and accordingly no opinion has been
 Jersey City, NJ 07311-4992              Securities and Exchange Commission         expressed thereon.
CUSTODIAN AND TRANSFER AGENT             website at www.sec.gov. You can also
 State Street Bank and Trust Company     review and obtain copies of the Forms
 P.O. Box 5607                           N-Q at the U.S. Securities and Ex-
 Boston, MA 02110                        change Commission Public Reference
                                         Room in Washington DC (informa
                                         tion on the operation of the Public
                                         Reference Room may be obtained by
                                         calling 1-800-SEC-0330).

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.SAFUNDS.COM

                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

                                    [GRAPHIC]



FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.


Distributed by: AIG Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

HWSAN-4/15

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  INVESTMENTS.

         Included in Item 1 to the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a) (1) Not applicable.

         (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the
         Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: July 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: July 8, 2015

By:  /s/ Gregory R. Kingston
     --------------------------
     Gregory R. Kingston
     Treasurer

Date: July 8, 2015